UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2012

Date of reporting period: August 31, 2012

ITEM 1. PORTFOLIO OF INVESTMENTS

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.47%

Consumer Discretionary : 16.58%

Hotels, Restaurants & Leisure : 5.92%
Carnival Corporation «	149,800	$5,195,064
Darden Restaurants Incorporated «	146,300	7,600,285
McDonald’s Corporation	77,200	6,908,628

		19,703,977

Household Durables : 3.08%
NVR Incorporated †	12,400	10,269,432

Media : 3.58%
Omnicom Group Incorporated	232,000	11,917,840

Multiline Retail : 2.73%
Kohl’s Corporation «	174,500	9,108,900

Specialty Retail : 1.27%
Best Buy Company Incorporated «	239,000	4,239,860

Consumer Staples : 12.05%

Beverages : 3.69%
Coca-Cola Enterprises Incorporated	225,800	6,667,874
Diageo plc ADR	51,600	5,635,752

		12,303,626

Household Products : 5.31%
Colgate-Palmolive Company	60,300	6,410,493
Henkel AG & Company KGaA ADR	73,000	4,539,147
Procter & Gamble Company	100,000	6,719,000

		17,668,640

Personal Products : 1.09%
Avon Products Incorporated	235,500	3,638,475

Tobacco : 1.96%
Philip Morris International	73,200	6,536,760

Energy : 6.48%

Oil, Gas & Consumable Fuels : 6.48%
Chevron Corporation	59,700	6,695,952
Devon Energy Corporation	92,900	5,372,407
Exxon Mobil Corporation	108,900	9,506,970

		21,575,329

Financials : 18.44%

Capital Markets : 4.95%
Charles Schwab Corporation	447,500	6,036,775
State Street Corporation	251,200	10,449,920

		16,486,695

1

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Commercial Banks : 1.78%
PNC Financial Services Group Incorporated	95,300	$5,923,848

Consumer Finance : 2.86%
American Express Company	163,600	9,537,880

Diversified Financial Services : 3.96%
Bank of America Corporation	462,700	3,696,973
JPMorgan Chase & Company	255,800	9,500,412

		13,197,385

Insurance : 4.89%
Axis Capital Holdings Limited	200,400	6,827,628
The Progressive Corporation «	248,400	4,851,252
Willis Group Holdings plc	123,000	4,590,360

		16,269,240

Health Care : 11.10%

Health Care Equipment & Supplies : 3.76%
Baxter International Incorporated	106,700	6,261,156
Becton Dickinson & Company «	82,300	6,253,154

		12,514,310

Health Care Providers & Services : 4.35%
Cardinal Health Incorporated	159,100	6,292,405
Quest Diagnostics Incorporated	135,800	8,211,826

		14,504,231

Pharmaceuticals : 2.99%
Johnson & Johnson	147,900	9,972,897

Industrials : 12.48%

Aerospace & Defense : 2.60%
Raytheon Company	153,100	8,653,212

Air Freight & Logistics : 1.43%
United Parcel Service Incorporated Class B	64,700	4,775,507

Commercial Services & Supplies : 3.42%
Cintas Corporation «	163,200	6,596,544
Republic Services Incorporated	173,900	4,808,335

		11,404,879

Industrial Conglomerates : 2.30%
3M Company	82,600	7,648,760

Machinery : 2.73%
Illinois Tool Works Incorporated «	153,600	9,106,944

Information Technology : 12.84%

Electronic Equipment, Instruments & Components : 5.30%
Flextronics International Limited †	978,900	6,587,997
Molex Incorporated Class A	218,500	4,848,515
TE Connectivity Limited	176,900	6,221,573

		17,658,085

2

Wells Fargo Advantage C&B Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
IT Services : 4.29%
Fiserv Incorporated †		87,300	$6,225,363
Western Union Company		458,500	8,074,185

			14,299,548

Semiconductors & Semiconductor Equipment : 2.25%
Lam Research Corporation †		219,400	7,488,122

Software : 1.00%
Microsoft Corporation		108,400	3,340,888

Materials : 2.61%

Containers & Packaging : 2.61%
Ball Corporation		79,300	3,344,081
Rock-Tenn Company Class A		80,200	5,354,956

			8,699,037

Telecommunication Services : 2.65%

Wireless Telecommunication Services : 2.65%
Vodafone Group plc ADR		304,600	8,809,032

Utilities : 1.24%

Electric Utilities : 1.24%
Entergy Corporation		60,700	4,132,454

Total Common Stocks (Cost $271,708,321)			321,385,793

	Dividend yield
Preferred Stocks : 1.07%

Consumer Staples : 1.07%

Household Products : 1.07%
Henkel AG & Company KGaA ADR	1.38%	47,200	3,575,074

Total Preferred Stocks (Cost $1,744,375)			3,575,074

		Principal
Other : 0.12%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,449,285	391,307

Total Other (Cost $164,637)			391,307

	Yield	Shares
Short-Term Investments : 12.36%

Investment Companies : 12.36%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	7,507,808	7,507,808
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	33,657,288	33,657,288

Total Short-Term Investments (Cost $41,165,096)			41,165,096

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO

Total investments in securities (Cost $314,782,429)*	110.02%	$366,517,270

Other assets and liabilities, net	(10.02)	(33,375,660)

Total net assets	100.00%	$333,141,610

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $326,371,136 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$51,052,484
Gross unrealized depreciation	(10,906,350)

Net unrealized appreciation	$40,146,134

4

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage C&B Large Cap Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$316,846,646	$4,539,147	$0	$321,385,793
Preferred stocks	0	3,575,074	0	3,575,074

Other	0	0	391,307	391,307
Short-term investments
Investment companies	7,507,808	33,657,288	0	41,165,096

	$324,354,454	$41,771,509	$391,307	$366,517,270

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.23%

Consumer Discretionary : 20.08%

Auto Components : 0.10%
BorgWarner Incorporated « †	2,200	$151,316

Distributors : 0.16%
LKQ Corporation †	6,700	252,858

Hotels, Restaurants & Leisure : 4.41%
Chipotle Mexican Grill Incorporated « †	3,750	1,082,400
Marriott International Incorporated Class A «	15,600	587,808
McDonald’s Corporation	20,790	1,860,497
Starbucks Corporation	56,031	2,779,698
Wynn Resorts Limited	3,600	371,412
Yum! Brands Incorporated «	1,830	116,608

		6,798,423

Internet & Catalog Retail : 3.88%
Amazon.com Incorporated †	11,280	2,800,034
priceline.com Incorporated †	5,245	3,170,970

		5,971,004

Media : 0.74%
CBS Corporation Class B	24,010	872,523
Discovery Communications Incorporated Class A †	4,900	268,716

		1,141,239

Multiline Retail : 2.37%
Dollar General Corporation †	31,586	1,613,097
Dollar Tree Incorporated †	30,980	1,492,307
Nordstrom Incorporated	9,400	543,602

		3,649,006

Specialty Retail : 5.98%
CarMax Incorporated « †	41,270	1,262,449
Dick’s Sporting Goods Incorporated «	24,515	1,219,866
GNC Holdings Incorporated Class A	15,200	590,520
Home Depot Incorporated	11,420	648,085
Limited Brands Incorporated «	24,050	1,168,830
O’Reilly Automotive Incorporated †	17,480	1,484,926
Ross Stores Incorporated	4,500	311,355
TJX Companies Incorporated	23,880	1,093,465
Tractor Supply Company	12,000	1,145,760
Ulta Salon Cosmetics & Fragrance Incorporated	3,000	282,000

		9,207,256

Textiles, Apparel & Luxury Goods : 2.44%
Coach Incorporated	13,560	788,243
lululemon athletica incorporated « †	25,400	1,655,826
Nike Incorporated Class B	9,030	879,161
VF Corporation «	2,900	442,772

		3,766,002

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value
Consumer Staples : 5.91%

Beverages : 1.12%
Monster Beverage Corporation †	26,960	$1,588,753
The Coca-Cola Company	3,500	131,375

		1,720,128

Food & Staples Retailing : 3.35%
Costco Wholesale Corporation «	11,800	1,154,866
Walgreen Company	7,500	268,200
Whole Foods Market Incorporated	38,620	3,736,485

		5,159,551

Food Products : 1.02%
Mead Johnson & Company	9,300	681,969
The Hershey Company	12,460	894,877

		1,576,846

Personal Products : 0.42%
Estee Lauder Companies Incorporated Class A	10,800	647,460

Energy : 6.01%

Energy Equipment & Services : 1.92%
Ensco plc Class A ADR	9,810	562,800
National Oilwell Varco Incorporated	14,235	1,121,718
Schlumberger Limited	17,476	1,264,913

		2,949,431

Oil, Gas & Consumable Fuels : 4.09%
Concho Resources Incorporated †	17,760	1,593,782
Continental Resources Incorporated †	6,160	456,210
Energy XXI (Bermuda) Limited «	6,700	220,363
Pioneer Natural Resources Company	30,060	2,926,642
The Williams Companies Incorporated	34,210	1,103,957

		6,300,954

Financials : 1.89%

Capital Markets : 0.91%
Ameriprise Financial Incorporated	6,060	332,755
TD Ameritrade Holding Corporation «	62,680	1,072,455

		1,405,210

Consumer Finance : 0.98%
American Express Company «	25,934	1,511,952

Health Care : 13.17%

Biotechnology : 4.73%
Alexion Pharmaceuticals Incorporated « †	41,455	4,444,391
Biogen Idec Incorporated †	6,000	879,540
BioMarin Pharmaceutical Incorporated †	3,600	134,424
Celgene Corporation †	1,900	136,876
Gilead Sciences Incorporated †	24,050	1,387,445
Onyx Pharmaceuticals Incorporated †	1,100	79,288

2

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals Incorporated †	4,300	$229,319

		7,291,283

Health Care Equipment & Supplies : 2.20%
Covidien plc	12,300	689,415
Edwards Lifesciences Corporation †	3,700	377,807
Intuitive Surgical Incorporated « †	4,730	2,326,167

		3,393,389

Health Care Providers & Services : 1.43%
AmerisourceBergen Corporation	18,303	705,032
Catamaran Corporation †	8,300	723,345
UnitedHealth Group Incorporated	14,310	777,033

		2,205,410

Health Care Technology : 1.08%
Cerner Corporation †«	22,600	1,652,964

Life Sciences Tools & Services : 0.74%
Mettler-Toledo International Incorporated « †	6,880	1,135,957

Pharmaceuticals : 2.99%
Abbott Laboratories	24,450	1,602,453
Allergan Incorporated	17,680	1,522,778
Shire plc ADR	14,670	1,328,222
Watson Pharmaceuticals Incorporated †	1,900	154,565

		4,608,018

Industrials : 10.52%

Aerospace & Defense : 2.21%
Precision Castparts Corporation	13,507	2,175,708
United Technologies Corporation	15,480	1,236,078

		3,411,786

Air Freight & Logistics : 0.16%
United Parcel Service Incorporated Class B	3,300	243,573

Machinery : 2.68%
Cummins Incorporated	7,299	708,806
Danaher Corporation	50,630	2,712,249
Flowserve Corporation «	1,200	153,192
Joy Global Incorporated	10,519	561,504

		4,135,751

Road & Rail : 4.41%
Hertz Global Holdings Incorporated « †	63,460	899,863
Kansas City Southern «	21,680	1,676,514
Norfolk Southern Corporation	15,000	1,086,900
Union Pacific Corporation	25,739	3,125,744

		6,789,021

Trading Companies & Distributors : 1.06%
W.W. Grainger Incorporated «	7,910	1,629,144

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security name	Shares	Value
Information Technology : 35.88%

Communications Equipment : 3.26%
Cisco Systems Incorporated	17,800	$339,624
F5 Networks Incorporated †	5,991	584,063
Palo Alto Networks Incorporated « †	533	34,315
QUALCOMM Incorporated	66,120	4,063,735

		5,021,737

Computers & Peripherals : 10.94%
Apple Incorporated †	22,121	14,715,774
EMC Corporation †	81,232	2,135,589

		16,851,363

Internet Software & Services : 8.20%
Baidu.com Incorporated ADR †	4,301	479,303
eBay Incorporated †	108,110	5,131,982
Google Incorporated Class A †	7,714	5,284,784
Mercadolibre Incorporated	3,900	310,362
Rackspace Hosting Incorporated « †	23,740	1,423,925

		12,630,356

IT Services : 7.58%
Accenture plc «	8,600	529,760
Alliance Data Systems Corporation †«	6,300	867,195
Cognizant Technology Solutions Corporation Class A †	59,560	3,828,517
MasterCard Incorporated	5,910	2,499,339
Teradata Corporation †	19,000	1,451,220
Visa Incorporated Class A «	19,570	2,509,853

		11,685,884

Semiconductors & Semiconductor Equipment : 2.14%
Analog Devices Incorporated	2,600	103,324
Avago Technologies Limited	9,500	347,415
Broadcom Corporation Class A	25,656	911,558
Linear Technology Corporation	2,500	82,563
Maxim Integrated Products Incorporated	19,840	538,458
Microchip Technology Incorporated «	37,840	1,314,940

		3,298,258

Software : 3.76%
Check Point Software Technologies Limited « †	14,851	684,483
Citrix Systems Incorporated †	28,575	2,219,992
Fortinet Incorporated †	13,300	352,583
Red Hat Incorporated †	20,411	1,143,832
Salesforce.com Incorporated « †	6,531	948,171
VMware Incorporated †	4,900	436,290

		5,785,351

Materials : 3.73%

Chemicals : 3.73%
Airgas Incorporated	3,200	265,824
Ecolab Incorporated	9,000	576,270
Monsanto Company	33,410	2,910,345

4

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name			Shares	Value
Chemicals (continued)
Praxair Incorporated			18,950	$1,999,225

				5,751,664

Telecommunication Services : 1.04%

Wireless Telecommunication Services : 1.04%
Crown Castle International Corporation †			25,260	1,603,000

Total Common Stocks (Cost $126,542,942)				151,332,545

			Principal
Other : 0.25%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$1,440,699	388,989

Total Other (Cost $163,662)				388,989

		Yield	Shares
Short-Term Investments : 17.31%

Investment Companies : 17.31%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	2,826,226	2,826,226
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.19	23,843,812	23,843,812

Total Short-Term Investments (Cost $26,670,038)				26,670,038

Total investments in securities (Cost $153,376,642)*	115.79%			178,391,572

Other assets and liabilities, net	(15.79)			(24,324,068)

Total net assets	100.00%			$154,067,504

« All or a portion of this security is on loan.
† Non-income-earning security
(a) Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i) Illiquid security
(v) Security represents investment of cash collateral received from securities on loan.
(l) Investment in an affiliate
(u) Rate shown is the 7-day annualized yield at period end.
(r) The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
* Cost for federal income tax purposes is $156,124,870 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,209,780
Gross unrealized depreciation	(1,943,078)

Net unrealized appreciation	$22,266,702

5

WELLS FARGO ADVANTAGE DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Large Cap Growth Portfolio (the”Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$151,332,545	$0	$0	$151,332,545
Other	0	0	388,989	388,989
Short-term investments
Investment companies	2,826,226	23,843,812	0	26,670,038

	$154,158,771	$23,843,812	$388,989	$178,391,572

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS —August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 95.98%

Consumer Discretionary : 15.08%

Hotels, Restaurants & Leisure : 5.37%
BJ’s Restaurants Incorporated «†	403,480	$16,562,854
Bravo Brio Restaurant Group Incorporated †	191,812	3,101,600
Life Time Fitness Incorporated «†	531,670	25,243,692
Shuffle Master Incorporated «†	683,617	10,370,470

		55,278,616

Household Durables : 0.47%
SodaStream International Limited «†	125,900	4,858,481

Internet & Catalog Retail : 3.09%
HomeAway Incorporated «†	523,245	12,379,977
Kayak Software Corporation «†	99,566	2,718,152
Shutterfly Incorporated «†	559,185	16,635,754

		31,733,883

Media : 1.25%
IMAX Corporation «†	634,510	12,823,447

Specialty Retail : 4.90%
Asbury Automotive Group Incorporated †	324,700	8,990,943
DSW Incorporated Class A «	267,800	17,278,456
Hibbett Sports Incorporated «†	83,950	4,872,458
Ulta Salon Cosmetics & Fragrance Incorporated	31,110	2,924,340
Vitamin Shoppe Incorporated †	304,280	16,312,451

		50,378,648

Consumer Staples : 2.53%

Food & Staples Retailing : 2.53%
The Fresh Market Incorporated †	297,070	17,146,880
United Natural Foods Incorporated †	154,100	8,857,668

		26,004,548

Energy : 5.28%

Energy Equipment & Services : 0.57%
Forum Energy Technologies Incorporated «†	249,527	5,906,304

Oil, Gas & Consumable Fuels : 4.71%
Approach Resources Incorporated «†	506,470	14,555,948
Carrizo Oil & Gas Incorporated «†	282,445	7,128,912
Kodiak Oil & Gas Corporation «†	806,700	7,211,898
Laredo Petroleum Holdings Incorporated «†	400,331	8,711,203
Oasis Petroleum Incorporated «†	368,100	10,796,373

		48,404,334

Financials : 3.05%

Capital Markets : 2.04%
Financial Engines Incorporated «†	985,130	20,983,269

Insurance : 0.31%
eHealth Incorporated †«	191,000	3,159,140

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

Security name	Shares	Value
Real Estate Management & Development : 0.70%
Zillow Incorporated Class A «†	173,800	$7,231,818

Health Care : 20.37%

Biotechnology : 1.14%
Cepheid Incorporated «†	212,500	8,019,750
Exact Sciences Corporation «†	369,520	3,669,334

		11,689,084

Health Care Equipment & Supplies : 10.04%
Abiomed Incorporated «†	223,100	4,981,823
Align Technology Incorporated «†	661,500	22,457,925
Cynosure Incorporated †	114,900	2,987,400
DexCom Incorporated «†	494,270	6,573,791
Endologix Incorporated †	1,818,394	21,766,176
Masimo Corporation «†	423,450	9,349,776
Novadaq Technologies Incorporated †	134,500	1,069,275
NxStage Medical Incorporated «†	1,145,560	14,605,890
Volcano Corporation «†	689,730	19,505,564

		103,297,620

Health Care Providers & Services : 2.98%
Catamaran Corporation †	190,900	16,636,935
HMS Holdings Corporation «†	182,310	6,282,403
MWI Veterinary Supply Incorporated «†	76,300	7,692,566

		30,611,904

Health Care Technology : 0.23%
Healthstream Incorporated «†	81,800	2,324,756

Pharmaceuticals : 5.98%
Akorn Incorporated «†	2,719,935	37,643,900
Hi-Tech Pharmaceuticals Incorporated †	58,600	2,091,434
Impax Laboratories Incorporated †	491,940	11,644,220
Jazz Pharmaceuticals plc †	222,880	10,143,269

		61,522,823

Industrials : 14.83%

Commercial Services & Supplies : 2.71%
InnerWorkings Incorporated «†	1,121,173	13,510,135
On Assignment Incorporated «†	871,219	14,383,826

		27,893,961

Machinery : 4.63%
Chart Industries Incorporated «†	272,185	18,998,513
Colfax Corporation «†	265,600	8,735,584
Robbins & Myers Incorporated «	93,990	5,622,482
The Middleby Corporation «†	123,950	14,272,843

		47,629,422

Professional Services : 2.52%
Advisory Board Company †«	347,300	15,395,809
Corporate Executive Board Company	89,500	4,167,120
Mistras Group Incorporated †	291,498	6,357,571

		25,920,500

2

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Road & Rail : 2.31%
Genesee & Wyoming Incorporated †	374,110	$23,778,432

Trading Companies & Distributors : 2.66%
DXP Enterprises Incorporated †	329,916	15,212,427
Titan Machinery Incorporated «†	525,972	12,123,655

		27,336,082

Information Technology : 34.84%

Communications Equipment : 2.23%
Aruba Networks Incorporated «†	115,530	2,270,165
Ixia †	811,341	12,040,300
Palo Alto Networks Incorporated †	2,642	170,092
Procera Networks Incorporated †	399,301	8,461,188

		22,941,745

Electronic Equipment, Instruments & Components : 1.49%
OSI Systems Incorporated †	206,700	15,316,470

Internet Software & Services : 8.93%
Brightcove Incorporated «†	782,915	10,115,262
Envestnet Incorporated	1,018,430	11,752,682
Liquidity Services Incorporated «†	381,400	19,981,546
LivePerson Incorporated †	513,404	8,471,166
LogMeIn Incorporated «†	304,370	6,690,053
Mercadolibre Incorporated «	163,930	13,045,549
OpenTable Incorporated †«	95,600	4,058,220
SciQuest Incorporated †	923,018	15,552,853
SPS Commerce Incorporated †	63,300	2,212,335

		91,879,666

IT Services : 4.04%
Gartner Incorporated †	154,758	7,643,498
MarketAxess Holdings Incorporated	284,351	9,261,308
ServiceSource International Incorporated «†	794,200	7,354,292
Wright Express Corporation «†	262,421	17,277,799

		41,536,897

Semiconductors & Semiconductor Equipment : 1.53%
Cavium Incorporated «†	203,690	6,579,187
Entegris Incorporated †	1,043,540	9,172,717

		15,751,904

Software : 16.62%
Allot Communications Limited †	341,443	9,020,924
Broadsoft Incorporated «†	527,773	19,110,660
Fortinet Incorporated †	592,200	15,699,222
Glu Mobile Incorporated «†	1,140,800	5,761,040
Guidewire Software Incorporated «†	252,200	7,200,310
Imperva Incorporated «†	335,191	10,152,935
Kenexa Corporation †	333,791	15,300,979
PROS Holdings Incorporated †	454,802	7,858,979
Solarwinds Incorporated †	434,564	23,848,872
Sourcefire Incorporated †	286,000	14,840,540
Synchronoss Technologies Incorporated «†	656,101	15,096,884
Tangoe Incorporated †	775,190	12,558,078

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

Security name			Shares	Value
Software (continued)
Ultimate Software Group Incorporated †			145,870	$14,468,846

				170,918,269

Total Common Stocks (Cost $878,702,219)				987,112,023

Investment Companies : 1.71%
iShares Russell 2000 Growth Index Fund «			188,897	17,565,532

Total Investment Companies (Cost $16,938,561)				17,565,532

			Principal
Other : 0.12%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			$4,443,172	1,199,656

Total Other (Cost $504,740)				1,199,656

Short-Term Investments : 38.17%

		Yield	Shares
Investment Companies : 38.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.16%	24,270,809	24,270,809
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)		0.19	368,325,688	368,325,688

Total Short-Term Investments (Cost $392,596,497)				392,596,497

Total investments in securities (Cost $1,288,742,017)*	135.98%			1,398,473,708

Other assets and liabilities, net	(35.98)			(369,999,180)

Total net assets	100.00%			$1,028,474,528

« All or a portion of this security is on loan.
† Non-income-earning security
(a) Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i) Illiquid security
(v) Security represents investment of cash collateral received from securities on loan.
(u) Rate shown is the 7-day annualized yield at period end.
(l) Investment in an affiliate
(r) The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
* Cost for federal income tax purposes is $1,295,281,174 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$149,250,245
Gross unrealized depreciation	(46,057,711)

Net unrealized appreciation	$103,192,534

4

WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Emerging Growth Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$987,112,023	$0	$0	$987,112,023
Investment companies	17,565,532	0	0	17,565,532
Other	0	0	1,199,656	1,199,656
Short-term investments
Investment companies	24,270,809	368,325,688	0	392,596,497

	$1,028,948,364	$368,325,688	$1,199,656	$1,398,473,708

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.42%

Consumer Discretionary : 9.83%

Auto Components : 0.55%
Delphi Automotive plc †	190,300	$5,764,185

Hotels, Restaurants & Leisure : 0.95%
Wyndham Worldwide Corporation «	189,400	9,875,316

Media : 2.93%
CBS Corporation Class B	565,900	20,564,806
News Corporation Class A	430,000	10,057,700

		30,622,506

Multiline Retail : 1.12%
Macy’s Incorporated	288,800	11,641,528

Specialty Retail : 3.50%
Bed Bath & Beyond Incorporated †	42,300	2,841,291
Foot Locker Incorporated	589,200	20,368,644
GNC Holdings Incorporated Class A	173,350	6,734,648
Home Depot Incorporated	115,550	6,557,463

		36,502,046

Textiles, Apparel & Luxury Goods : 0.78%
PVH Corporation	86,925	8,162,258

Consumer Staples : 6.98%

Beverages : 1.82%
Anheuser Busch InBev NV	225,800	19,007,844

Food & Staples Retailing : 2.64%
CVS Caremark Corporation	490,700	22,351,385
Walgreen Company	145,400	5,199,504

		27,550,889

Food Products : 2.02%
JM Smucker Company	31,625	2,687,176
Kraft Foods Incorporated Class A	443,250	18,408,173

		21,095,349

Personal Products : 0.50%
Herbalife Limited «	107,600	5,206,764

Energy : 13.52%

Energy Equipment & Services : 2.70%
Cameron International Corporation †	80,800	4,420,568
Nabors Industries Limited †«	387,500	5,723,375
National Oilwell Varco Incorporated	164,250	12,942,900
Transocean Limited «	102,900	5,045,187

		28,132,030

Oil, Gas & Consumable Fuels : 10.82%
Anadarko Petroleum Corporation	182,450	12,638,312

1

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Apache Corporation	134,600	$11,541,950
Chevron Corporation	307,400	34,477,984
ConocoPhillips Company	212,500	12,067,875
Devon Energy Corporation	96,800	5,597,944
Hess Corporation	164,050	8,289,447
HollyFrontier Corporation «	295,150	11,891,594
Marathon Petroleum Corporation	127,500	6,598,125
Suncor Energy Incorporated	313,600	9,809,408

		112,912,639

Financials : 25.29%

Commercial Banks : 6.44%
Branch Banking & Trust Corporation	148,400	4,680,536
Comerica Incorporated «	176,900	5,432,599
Fifth Third Bancorp	1,122,200	16,990,108
KeyCorp	553,000	4,661,790
PNC Financial Services Group Incorporated	477,700	29,693,832
Regions Financial Corporation	819,300	5,702,328

		67,161,193

Consumer Finance : 5.59%
Capital One Financial Corporation	292,300	16,523,719
Discover Financial Services	942,400	36,499,152
SLM Corporation	336,650	5,302,238

		58,325,109

Diversified Financial Services : 5.22%
Bank of America Corporation	1,655,000	13,223,450
Citigroup Incorporated	474,900	14,109,279
JPMorgan Chase & Company	730,100	27,115,914

		54,448,643

Insurance : 6.62%
AFLAC Incorporated	189,850	8,767,273
Allstate Corporation «	234,800	8,753,344
American International Group Incorporated †	601,500	20,649,495
Lincoln National Corporation	407,050	9,451,701
MetLife Incorporated	627,700	21,423,401

		69,045,214

REITs : 1.42%
Digital Realty Trust Incorporated «	83,650	6,232,762
Weyerhaeuser Company	346,400	8,628,824

		14,861,586

Health Care : 12.31%

Biotechnology : 2.26%
Amgen Incorporated	110,400	9,264,768
Celgene Corporation †	73,350	5,284,134
Gilead Sciences Incorporated †	155,450	8,967,911

		23,516,813

Health Care Providers & Services : 2.74%
Aetna Incorporated	215,450	8,275,435

2

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care Providers & Services (continued)
UnitedHealth Group Incorporated	374,700	$20,346,210

		28,621,645

Pharmaceuticals : 7.31%
Bristol-Myers Squibb Company	348,800	11,513,888
Eli Lilly & Company	245,875	11,042,246
Merck & Company Incorporated	459,600	19,785,780
Pfizer Incorporated	1,421,550	33,918,183

		76,260,097

Industrials : 8.00%

Airlines : 0.33%
Delta Air Lines Incorporated †	404,100	3,495,465

Industrial Conglomerates : 4.37%
General Electric Company	1,798,100	37,238,651
Tyco International Limited	147,900	8,338,602

		45,577,253

Machinery : 1.40%
Eaton Corporation «	325,850	14,572,012

Road & Rail : 1.06%
Hertz Global Holdings Incorporated †«	425,775	6,037,490
Norfolk Southern Corporation	69,000	4,999,740

		11,037,230

Trading Companies & Distributors : 0.84%
United Rentals Incorporated †«	272,400	8,801,244

Information Technology : 7.36%

Communications Equipment : 2.06%
Cisco Systems Incorporated	1,125,800	21,480,264

Computers & Peripherals : 1.58%
EMC Corporation †	421,750	11,087,808
NetApp Incorporated †	155,400	5,364,408

		16,452,216

Semiconductors & Semiconductor Equipment : 2.50%
Broadcom Corporation Class A	434,000	15,420,020
Skyworks Solutions Incorporated †	349,700	10,651,862

		26,071,882

Software : 1.22%
Adobe Systems Incorporated †«	184,450	5,767,752
Microsoft Corporation	227,000	6,996,140

		12,763,892

3

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name			Shares	Value
Materials : 5.92%

Chemicals : 4.52%
Agrium Incorporated			79,150	$7,786,777
Ashland Incorporated			119,950	8,831,919
CF Industries Holdings Incorporated			38,575	7,985,411
LyondellBasell Class A			274,300	13,396,810
PPG Industries Incorporated			83,350	9,170,167

				47,171,084

Metals & Mining : 1.40%
Freeport-McMoRan Copper & Gold Incorporated Class B			403,300	14,563,163

Telecommunication Services : 3.57%

Diversified Telecommunication Services : 3.57%
AT&T Incorporated			702,000	25,721,280
Verizon Communications Incorporated			269,200	11,559,448

				37,280,728

Utilities : 4.64%

Electric Utilities : 3.26%
PPL Corporation «			829,800	24,338,034
The Southern Company			214,100	9,705,150

				34,043,184

Gas Utilities : 0.75%
Energen Corporation			153,200	7,820,860

Multi-Utilities : 0.63%
NiSource Incorporated «			269,500	6,559,630

Total Common Stocks (Cost $887,296,288)				1,016,403,761

			Principal
Other : 0.03%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			$1,197,559	323,341

Total Other (Cost $136,041)				323,341

Short-Term Investments : 8.31%

Investment Companies: 8.31%		Yield	Shares
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	18,063,161	18,063,161
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	68,658,959	68,658,959

Total Short-Term Investments (Cost $86,722,120)				86,722,120

Total investments in securities (Cost $974,154,449)*	105.76%			$1,103,449,222

Other assets and liabilities, net	(5.76)			(60,099,882)

Total net assets	100.00%			$1,043,349,340

† Non-income-earning security
« All or a portion of this security is on loan.

4

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

(i) Illiquid security
(a) Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v) Security represents investment of cash collateral received from securities on loan.
(l) Investment in an affiliate
(u) Rate shown is the 7-day annualized yield at period end.
(r) The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
* Cost for federal income tax purposes is $977,505,039 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$140,040,405
Gross unrealized depreciation	(14,096,222)

Net unrealized appreciation	$125,944,183

5

WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Equity Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair value measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012 the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$1,016,403,761	$0	$0	$1,016,403,761
Other	0	0	323,341	323,341
Short-term investments
Investment companies	18,063,161	68,658,959	0	86,722,120

	$1,034,466,922	$68,658,959	$323,341	$1,103,449,222

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.39%

Consumer Discretionary : 10.91%

Auto Components : 0.23%
BorgWarner Incorporated « †	22,331	$1,535,926
Johnson Controls Incorporated	132,530	3,606,141
The Goodyear Tire & Rubber Company †	47,679	581,684

		5,723,751

Automobiles : 0.35%
Ford Motor Company	743,580	6,945,037
Harley-Davidson Incorporated «	45,109	1,892,774

		8,837,811

Distributors : 0.08%
Genuine Parts Company «	30,377	1,918,611

Diversified Consumer Services : 0.06%
Apollo Group Incorporated Class A †	19,660	527,871
DeVry Incorporated	11,482	221,717
H&R Block Incorporated	53,466	885,397

		1,634,985

Hotels, Restaurants & Leisure : 1.77%
Carnival Corporation	88,293	3,062,001
Chipotle Mexican Grill Incorporated †	6,177	1,782,929
Darden Restaurants Incorporated	25,067	1,302,231
International Game Technology	52,042	639,596
Marriott International Incorporated Class A «	51,595	1,944,100
McDonald’s Corporation	198,005	17,719,467
Starbucks Corporation	147,786	7,331,663
Starwood Hotels & Resorts Worldwide Incorporated	38,510	2,123,056
Wyndham Worldwide Corporation «	28,429	1,482,288
Wynn Resorts Limited	15,471	1,596,143
Yum! Brands Incorporated «	89,735	5,717,914

		44,701,388

Household Durables : 0.34%
D.R. Horton Incorporated «	54,588	1,036,626
Harman International Industries Incorporated	13,733	632,130
Leggett & Platt Incorporated «	27,312	648,387
Lennar Corporation «	31,705	1,028,193
Newell Rubbermaid Incorporated	56,484	1,012,758
Pulte Homes Incorporated †	65,780	899,870
Stanley Black & Decker Incorporated	33,297	2,190,277
Whirlpool Corporation	15,053	1,135,899

		8,584,140

Internet & Catalog Retail : 1.02%
Amazon.com Incorporated †	70,224	17,431,704
Expedia Incorporated «	18,778	964,438
Netflix Incorporated « †	10,817	645,991
priceline.com Incorporated †	9,702	5,865,538
TripAdvisor Incorporated †	19,687	658,333

		25,566,004

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Leisure Equipment & Products : 0.13%
Hasbro Incorporated «	22,739	$852,940
Mattel Incorporated «	66,358	2,331,820

		3,184,760

Media : 3.41%
Cablevision Systems Corporation New York Group Class A	41,729	623,849
CBS Corporation Class B	126,284	4,589,161
Comcast Corporation Class A	525,321	17,614,013
DIRECTV Group Incorporated †	127,620	6,647,726
Discovery Communications Incorporated Class A « †	49,675	2,724,177
Gannett Company Incorporated	45,779	698,588
Interpublic Group of Companies Incorporated	86,323	918,477
McGraw-Hill Companies Incorporated	54,497	2,790,246
News Corporation Class A	410,485	9,601,244
Omnicom Group Incorporated	53,118	2,728,672
Scripps Networks Interactive Incorporated	18,061	1,067,405
Time Warner Cable Incorporated	60,886	5,407,895
Time Warner Incorporated	187,030	7,771,097
Viacom Incorporated Class B	102,840	5,143,028
Walt Disney Company	348,250	17,227,928
Washington Post Company Class B «	935	329,588

		85,883,094

Multiline Retail : 0.83%
Big Lots Incorporated « †	12,412	377,821
Dollar Tree Incorporated †	45,194	2,176,995
Family Dollar Stores Incorporated	22,745	1,447,492
JCPenney Company Incorporated «	28,535	744,193
Kohl’s Corporation	46,720	2,438,784
Macy’s Incorporated	80,498	3,244,874
Nordstrom Incorporated	31,207	1,804,701
Sears Holdings Corporation «	7,466	393,832
Target Corporation	128,829	8,256,651

		20,885,343

Specialty Retail : 2.07%
Abercrombie & Fitch Company Class A «	16,085	578,899
AutoNation Incorporated « †	8,093	325,339
AutoZone Incorporated †	5,192	1,877,635
Bed Bath & Beyond Incorporated †	45,297	3,042,599
Best Buy Company Incorporated «	54,006	958,066
CarMax Incorporated †	44,461	1,360,062
GameStop Corporation Class A «	25,387	484,384
Gap Incorporated	64,817	2,321,745
Home Depot Incorporated	298,234	16,924,780
Limited Brands Incorporated	47,079	2,288,039
Lowe’s Companies Incorporated	229,272	6,529,667
O’Reilly Automotive Incorporated †	23,164	1,967,782
Ross Stores Incorporated	43,952	3,041,039
Staples Incorporated «	134,279	1,466,327
Tiffany & Company «	24,691	1,529,607
TJX Companies Incorporated	144,367	6,610,565
Urban Outfitters Incorporated †	21,725	815,557

		52,122,092

Textiles, Apparel & Luxury Goods : 0.62%
Coach Incorporated	55,991	3,254,757
Fossil Incorporated †	10,136	861,053
Nike Incorporated Class B	71,447	6,956,080
Ralph Lauren Corporation	12,644	2,005,971

2

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corporation	16,865	$2,574,948

		15,652,809

Consumer Staples : 10.96%

Beverages : 2.63%
Beam Incorporated	30,706	1,792,002
Brown-Forman Corporation Class B	29,053	1,862,297
Coca-Cola Enterprises Incorporated	58,459	1,726,294
Constellation Brands Incorporated Class A †	29,661	977,033
Dr Pepper Snapple Group Incorporated	41,273	1,849,443
Molson Coors Brewing Company	30,624	1,363,993
Monster Beverage Corporation †	29,869	1,760,180
PepsiCo Incorporated	304,723	22,071,087
The Coca-Cola Company	879,098	32,878,265

		66,280,594

Food & Staples Retailing : 2.37%
Costco Wholesale Corporation	84,238	8,244,373
CVS Caremark Corporation	249,688	11,373,288
Kroger Company	109,300	2,435,204
Safeway Incorporated «	46,839	733,030
Sysco Corporation	114,130	3,458,139
Wal-Mart Stores Incorporated	336,217	24,409,354
Walgreen Company	166,995	5,971,741
Whole Foods Market Incorporated	31,831	3,079,649

		59,704,778

Food Products : 1.69%
Archer Daniels Midland Company	128,307	3,432,212
Campbell Soup Company «	34,479	1,211,592
ConAgra Foods Incorporated	80,929	2,032,127
Dean Foods Company †	35,948	590,266
General Mills Incorporated	126,122	4,960,378
H.J. Heinz Company «	62,328	3,472,916
Hormel Foods Corporation «	26,712	767,169
JM Smucker Company	22,088	1,876,817
Kellogg Company	48,057	2,434,087
Kraft Foods Incorporated Class A	345,449	14,346,497
McCormick & Company Incorporated «	25,835	1,587,302
Mead Johnson & Company	39,726	2,913,108
The Hershey Company	29,632	2,128,170
Tyson Foods Incorporated Class A	56,264	881,094

		42,633,735

Household Products : 2.15%
Clorox Company	25,342	1,843,631
Colgate-Palmolive Company	92,987	9,885,448
Kimberly-Clark Corporation	76,401	6,387,124
Procter & Gamble Company	533,882	35,871,532

		53,987,735

Personal Products : 0.16%
Avon Products Incorporated	84,132	1,299,839
Estee Lauder Companies Incorporated Class A	43,930	2,633,604

		3,933,443

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Tobacco : 1.96%
Altria Group Incorporated	396,469	$13,464,087
Lorillard Incorporated	25,430	3,191,719
Philip Morris International	332,312	29,675,462
Reynolds American Incorporated «	64,585	2,977,369

		49,308,637

Energy : 11.02%

Energy Equipment & Services : 1.90%
Baker Hughes Incorporated	85,433	3,895,745
Cameron International Corporation †	47,987	2,625,369
Diamond Offshore Drilling Incorporated «	13,544	907,719
Ensco plc Class A ADR	45,072	2,585,781
FMC Technologies Incorporated †	46,588	2,182,182
Halliburton Company	179,838	5,891,493
Helmerich & Payne Incorporated	20,929	955,200
Nabors Industries Limited †	56,564	835,450
National Oilwell Varco Incorporated	83,043	6,543,788
Noble Corporation	49,175	1,875,535
Rowan Companies plc †	24,195	851,180
Schlumberger Limited	259,829	18,806,423

		47,955,865

Oil, Gas & Consumable Fuels : 9.12%
Alpha Natural Resources Incorporated †	42,919	254,939
Anadarko Petroleum Corporation	97,336	6,742,465
Apache Corporation	76,150	6,529,863
Cabot Oil & Gas Corporation	40,883	1,692,965
Chesapeake Energy Corporation «	129,051	2,497,137
Chevron Corporation	384,454	43,120,361
ConocoPhillips Company	246,386	13,992,261
CONSOL Energy Incorporated «	44,335	1,338,917
Denbury Resources Incorporated †	76,111	1,178,959
Devon Energy Corporation	78,793	4,556,599
EOG Resources Incorporated	52,528	5,688,782
EQT Corporation	29,143	1,572,556
Exxon Mobil Corporation	911,103	79,539,292
Hess Corporation	59,238	2,993,296
Kinder Morgan Incorporated	110,441	3,950,475
Marathon Oil Corporation	137,424	3,823,136
Marathon Petroleum Corporation	66,386	3,435,476
Murphy Oil Corporation	37,832	1,941,917
Newfield Exploration Company †	26,266	857,060
Noble Energy Incorporated	34,640	3,044,856
Occidental Petroleum Corporation	158,028	13,433,960
Peabody Energy Corporation	53,073	1,147,969
Phillips 66 Incorporated	121,828	5,116,776
Pioneer Natural Resources Company	23,970	2,333,719
QEP Resources Incorporated	34,757	997,178
Range Resources Corporation	31,600	2,060,004
Southwestern Energy Company « †	67,832	2,111,610
Spectra Energy Corporation	127,179	3,594,079
Sunoco Incorporated	20,633	973,671
Tesoro Petroleum Corporation	27,343	1,086,611
The Williams Companies Incorporated	121,902	3,933,778
Valero Energy Corporation	107,721	3,367,358
WPX Energy Incorporated †	38,718	604,001

		229,512,026

4

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Financials : 15.09%

Capital Markets : 1.80%
Ameriprise Financial Incorporated	42,596	$2,338,946
Bank of New York Mellon Corporation «	232,389	5,238,048
BlackRock Incorporated «	24,969	4,403,783
Charles Schwab Corporation	210,831	2,844,110
E*TRADE Financial Corporation †	49,540	424,558
Federated Investors Incorporated Class B «	18,065	383,339
Franklin Resources Incorporated	27,672	3,248,693
Goldman Sachs Group Incorporated	95,837	10,131,888
Invesco Limited	87,331	2,067,998
Legg Mason Incorporated «	24,483	601,792
Morgan Stanley	296,719	4,450,785
Northern Trust Corporation	46,986	2,182,030
State Street Corporation	95,198	3,960,237
T. Rowe Price Group Incorporated «	49,703	3,053,752

		45,329,959

Commercial Banks : 2.89%
Branch Banking & Trust Corporation	136,123	4,293,319
Comerica Incorporated	38,320	1,176,807
Fifth Third Bancorp	179,264	2,714,057
First Horizon National Corporation	49,230	441,101
Huntington Bancshares Incorporated	168,473	1,111,922
KeyCorp	185,709	1,565,527
M&T Bank Corporation «	24,659	2,142,867
PNC Financial Services Group Incorporated	103,028	6,404,220
Regions Financial Corporation	275,197	1,915,371
SunTrust Banks Incorporated	104,857	2,639,251
US Bancorp	369,064	12,330,428
Wells Fargo & Company (l)	1,035,363	35,233,403
Zions Bancorporation	35,889	690,863

		72,659,136

Consumer Finance : 1.85%
American Express Company	195,092	11,373,864
Capital One Financial Corporation	113,074	6,392,073
Discover Financial Services	103,327	4,001,855
MasterCard Incorporated	20,684	8,747,264
SLM Corporation	95,033	1,496,770
Visa Incorporated Class A	97,021	12,442,943
Western Union Company	119,427	2,103,109

		46,557,878

Diversified Financial Services : 3.97%
Bank of America Corporation	2,099,729	16,776,835
Berkshire Hathaway Incorporated Class B †	342,640	28,898,258
Citigroup Incorporated	571,301	16,973,353
CME Group Incorporated	64,750	3,554,775
InterContinental Exchange Incorporated †	14,174	1,937,586
JPMorgan Chase & Company	741,690	27,546,367
Leucadia National Corporation	38,600	825,268
Moody’s Corporation «	38,527	1,525,669
NASDAQ Stock Market Incorporated	23,852	545,495
NYSE Euronext Incorporated	49,489	1,239,699

		99,823,305

Insurance : 2.39%
ACE Limited	65,991	4,865,516

5

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Insurance (continued)
AFLAC Incorporated	91,113	$4,207,598
Allstate Corporation	95,737	3,569,075
American International Group Incorporated †	142,922	4,906,512
Aon plc	63,600	3,304,656
Assurant Incorporated	15,799	556,915
Chubb Corporation	52,597	3,886,392
Cincinnati Financial Corporation «	31,628	1,222,738
Genworth Financial Incorporated †	95,764	506,592
Lincoln National Corporation	55,610	1,291,264
Loews Corporation	59,536	2,420,138
Marsh & McLennan Companies Incorporated	106,306	3,632,476
MetLife Incorporated	206,926	7,062,384
Principal Financial Group Incorporated	58,479	1,604,664
Prudential Financial Incorporated	91,380	4,981,124
The Hartford Financial Services Group Incorporated	85,898	1,540,151
The Progressive Corporation «	118,794	2,320,047
The Travelers Companies Incorporated	75,800	4,907,292
Torchmark Corporation	19,183	981,786
UnumProvident Corporation	55,695	1,086,609
XL Group plc	60,733	1,404,147

		60,258,076

Real Estate Management & Development : 0.04%
CBRE Group Incorporated †	63,895	1,106,022

REITs : 2.09%
American Tower Corporation	76,881	5,412,422
Apartment Investment & Management Company Class A	27,541	729,286
AvalonBay Communities Incorporated	18,578	2,629,159
Boston Properties Incorporated	29,190	3,273,075
Equity Residential Corporation	58,574	3,537,870
HCP Incorporated	81,736	3,748,413
Health Care REIT Incorporated	43,998	2,571,243
Host Hotels & Resorts Incorporated «	139,972	2,141,572
Kimco Realty Corporation «	79,286	1,611,092
Plum Creek Timber Company «	31,465	1,287,862
Prologis Incorporated	89,704	3,065,186
Public Storage Incorporated	27,733	4,036,815
Simon Property Group Incorporated	59,055	9,372,029
Ventas Incorporated	56,314	3,688,004
Vornado Realty Trust	36,170	2,935,919
Weyerhaeuser Company	104,717	2,608,500

		52,648,447

Thrifts & Mortgage Finance : 0.06%
Hudson City Bancorp Incorporated	102,901	739,858
People’s United Financial Incorporated «	69,347	830,084

		1,569,942

Health Care : 11.60%

Biotechnology : 1.52%
Alexion Pharmaceuticals Incorporated †	37,427	4,012,549
Amgen Incorporated	151,529	12,716,314
Biogen Idec Incorporated †	46,676	6,842,235
Celgene Corporation †	85,827	6,182,977
Gilead Sciences Incorporated †	147,556	8,512,506

		38,266,581

6

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care Equipment & Supplies : 1.71%
Baxter International Incorporated	107,278	$6,295,073
Becton Dickinson & Company «	39,494	3,000,754
Boston Scientific Corporation †	278,484	1,503,814
C.R. Bard Incorporated	16,353	1,604,393
CareFusion Corporation †	43,238	1,135,862
Covidien plc	93,967	5,266,850
DENTSPLY International Incorporated	27,618	1,001,705
Edwards Lifesciences Corporation †	22,328	2,279,912
Intuitive Surgical Incorporated †	7,736	3,804,487
Medtronic Incorporated	202,749	8,243,774
St. Jude Medical Incorporated	61,145	2,308,835
Stryker Corporation	63,088	3,360,067
Varian Medical Systems Incorporated « †	21,725	1,277,213
Zimmer Holdings Incorporated	34,319	2,120,228

		43,202,967

Health Care Providers & Services : 1.91%
Aetna Incorporated	67,687	2,599,858
AmerisourceBergen Corporation	48,866	1,882,318
Cardinal Health Incorporated	67,429	2,666,817
CIGNA Corporation	56,176	2,571,176
Coventry Health Care Incorporated	26,081	1,085,752
DaVita Incorporated †	18,319	1,781,889
Express Scripts Holding Corporation †	156,940	9,827,583
Humana Incorporated	31,794	2,228,124
Laboratory Corporation of America Holdings « †	18,860	1,658,737
McKesson Corporation	45,865	3,995,300
Patterson Companies Incorporated	17,082	580,276
Quest Diagnostics Incorporated	30,911	1,869,188
Tenet Healthcare Corporation †	80,627	418,454
UnitedHealth Group Incorporated	202,136	10,975,985
WellPoint Incorporated	64,459	3,859,160

		48,000,617

Health Care Technology : 0.08%
Cerner Corporation †	28,562	2,089,025

Life Sciences Tools & Services : 0.41%
Agilent Technologies Incorporated	67,707	2,515,992
Life Technologies Corporation « †	34,794	1,660,022
PerkinElmer Incorporated	22,190	605,787
Thermo Fisher Scientific Incorporated	71,565	4,104,253
Waters Corporation †	17,316	1,388,570

		10,274,624

Pharmaceuticals : 5.97%
Abbott Laboratories	306,559	20,091,877
Allergan Incorporated	59,919	5,160,823
Bristol-Myers Squibb Company	329,101	10,863,624
Eli Lilly & Company	198,964	8,935,473
Forest Laboratories Incorporated †	51,767	1,795,797
Hospira Incorporated †	32,175	1,080,437
Johnson & Johnson Services Incorporated «	535,103	36,081,995
Merck & Company Incorporated	592,618	25,512,205
Mylan Laboratories Incorporated †	79,083	1,863,986
Perrigo Company «	18,202	2,001,674
Pfizer Incorporated	1,458,987	34,811,430
Watson Pharmaceuticals Incorporated †	24,824	2,019,432

		150,218,753

7

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Industrials : 9.89%

Aerospace & Defense : 2.26%
Boeing Company	145,945	$10,420,473
General Dynamics Corporation	70,261	4,602,798
Honeywell International Incorporated	151,816	8,873,645
L-3 Communications Holdings Incorporated	18,982	1,333,296
Lockheed Martin Corporation	51,867	4,727,158
Northrop Grumman Corporation	49,003	3,277,811
Precision Castparts Corporation	28,313	4,560,658
Raytheon Company	64,948	3,670,861
Rockwell Collins Incorporated «	28,259	1,381,017
United Technologies Corporation	177,569	14,178,885

		57,026,602

Air Freight & Logistics : 0.89%
C.H. Robinson Worldwide Incorporated «	31,683	1,793,575
Expeditors International of Washington Incorporated	41,385	1,515,105
FedEx Corporation	61,446	5,384,513
United Parcel Service Incorporated Class B	186,948	13,798,632

		22,491,825

Airlines : 0.05%
Southwest Airlines Company	149,576	1,337,209

Building Products : 0.04%
Masco Corporation	69,577	985,210

Commercial Services & Supplies : 0.49%
Avery Dennison Corporation	20,193	630,627
Cintas Corporation «	21,496	868,868
Dun & Bradstreet Corporation «	8,745	707,908
Equifax Incorporated	23,455	1,073,770
Iron Mountain Incorporated	33,357	1,094,110
Pitney Bowes Incorporated «	39,010	521,174
Republic Services Incorporated	61,315	1,695,360
Robert Half International Incorporated «	27,858	732,665
RR Donnelley & Sons Company «	35,123	385,651
Stericycle Incorporated « †	16,578	1,517,219
Waste Management Incorporated «	90,147	3,117,283

		12,344,635

Construction & Engineering : 0.15%
Fluor Corporation	32,951	1,696,977
Jacobs Engineering Group Incorporated †	25,140	994,036
Quanta Services Incorporated †	41,507	996,168

		3,687,181

Electrical Equipment : 0.54%
Cooper Industries plc «	30,993	2,267,138
Emerson Electric Company	142,935	7,249,663
Rockwell Automation Incorporated	27,809	2,003,917
Roper Industries Incorporated «	18,983	1,951,263

		13,471,981

Industrial Conglomerates : 2.46%
3M Company	135,194	12,518,964
General Electric Company	2,064,389	42,753,496
Textron Incorporated «	54,610	1,459,179

8

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Industrial Conglomerates (continued)
Tyco International Limited	90,184	$5,084,574

		61,816,213

Machinery : 1.98%
Caterpillar Incorporated	127,101	10,845,528
Cummins Incorporated	37,446	3,636,381
Danaher Corporation	112,030	6,001,447
Deere & Company «	77,495	5,820,649
Dover Corporation	35,780	2,068,442
Eaton Corporation «	65,796	2,942,397
Flowserve Corporation «	9,962	1,271,749
Illinois Tool Works Incorporated «	93,008	5,514,444
Ingersoll-Rand plc	58,203	2,721,572
Joy Global Incorporated	20,623	1,100,856
Paccar Incorporated	69,497	2,773,625
Pall Corporation	22,562	1,252,417
Parker Hannifin Corporation «	29,431	2,353,891
Snap-On Incorporated	11,321	785,904
Xylem Incorporated	36,130	877,598

		49,966,900

Road & Rail : 0.83%
CSX Corporation	202,469	4,547,454
Norfolk Southern Corporation	63,472	4,599,181
Ryder System Incorporated	9,990	399,700
Union Pacific Corporation	92,786	11,267,932

		20,814,267

Trading Companies & Distributors : 0.20%
Fastenal Company «	57,541	2,479,442
W.W. Grainger Incorporated	11,889	2,448,658

		4,928,100

Information Technology : 19.03%

Communications Equipment : 1.90%
Cisco Systems Incorporated	1,043,733	19,914,426
F5 Networks Incorporated †	15,469	1,508,073
Harris Corporation «	22,168	1,042,561
JDS Uniphase Corporation †	45,109	504,770
Juniper Networks Incorporated †	103,177	1,799,407
Motorola Solutions Incorporated	56,905	2,712,092
QUALCOMM Incorporated	334,009	20,528,193

		48,009,522

Computers & Peripherals : 5.97%
Apple Incorporated	182,187	121,198,080
Dell Incorporated †	289,660	3,067,499
EMC Corporation †	409,107	10,755,423
Hewlett-Packard Company	385,265	6,503,273
Lexmark International Incorporated «	13,860	300,901
NetApp Incorporated †	70,707	2,440,806
SanDisk Corporation †	47,475	1,956,920
Seagate Technology plc	68,889	2,205,137
Western Digital Corporation †	45,597	1,906,867

		150,334,906

9

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Electronic Equipment, Instruments & Components : 0.42%
Amphenol Corporation Class A	31,567	$1,921,483
Corning Incorporated	295,687	3,545,287
FLIR Systems Incorporated	30,045	594,891
Jabil Circuit Incorporated	35,436	807,232
Molex Incorporated	26,802	711,593
TE Connectivity Limited	83,309	2,929,978

		10,510,464

Internet Software & Services : 2.02%
Akamai Technologies Incorporated †	34,913	1,309,587
eBay Incorporated †	223,909	10,628,960
Google Incorporated Class A †	49,548	33,944,839
VeriSign Incorporated †	30,782	1,467,686
Yahoo! Incorporated †	237,451	3,478,657

		50,829,729

IT Services : 2.83%
Accenture plc	125,565	7,734,804
Automatic Data Processing Incorporated «	95,293	5,534,617
Cognizant Technology Solutions Corporation Class A †	59,327	3,813,540
Computer Sciences Corporation	30,240	974,030
Fidelity National Information Services Incorporated	46,526	1,465,569
Fiserv Incorporated †	26,592	1,896,276
International Business Machines Corporation	224,745	43,791,563
Paychex Incorporated «	62,868	2,090,990
SAIC Incorporated «	53,908	658,217
Teradata Corporation †	32,869	2,510,534
Total System Services Incorporated	31,314	725,859

		71,195,999

Office Electronics : 0.08%
Xerox Corporation	262,595	1,935,325

Semiconductors & Semiconductor Equipment : 2.16%
Advanced Micro Devices Incorporated « †	114,787	427,008
Altera Corporation	62,862	2,346,638
Analog Devices Incorporated	58,128	2,310,007
Applied Materials Incorporated	249,729	2,919,332
Broadcom Corporation Class A	96,621	3,432,944
First Solar Incorporated « †	11,496	229,805
Intel Corporation	980,239	24,339,334
KLA-Tencor Corporation	32,602	1,672,809
Lam Research Corporation « †	39,251	1,339,637
Linear Technology Corporation	44,853	1,481,270
LSI Corporation †	110,846	863,490
Microchip Technology Incorporated «	37,718	1,310,701
Micron Technology Incorporated †	192,819	1,197,406
NVIDIA Corporation †	120,568	1,691,569
Teradyne Incorporated « †	36,371	568,115
Texas Instruments Incorporated	222,966	6,474,933
Xilinx Incorporated	51,419	1,743,618

		54,348,616

Software : 3.65%
Adobe Systems Incorporated †	96,665	3,022,715
Autodesk Incorporated †	44,774	1,390,233
BMC Software Incorporated †	31,385	1,299,339
CA Incorporated	68,951	1,794,795
Citrix Systems Incorporated †	36,277	2,818,360
Electronic Arts Incorporated †	61,932	825,554

10

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Software (continued)
Intuit Incorporated	57,218	$3,349,542
Microsoft Corporation	1,456,773	44,897,744
Oracle Corporation	756,092	23,930,312
Red Hat Incorporated †	37,576	2,105,759
Salesforce.com Incorporated « †	26,888	3,903,600
Symantec Corporation †	140,430	2,503,867

		91,841,820

Materials : 3.28%

Chemicals : 2.25%
Air Products & Chemicals Incorporated	41,195	3,401,883
Airgas Incorporated	13,485	1,120,199
CF Industries Holdings Incorporated	12,789	2,647,451
Dow Chemical Company	232,908	6,826,533
E.I. du Pont de Nemours & Company	182,573	9,083,007
Eastman Chemical Company	29,749	1,643,930
Ecolab Incorporated	56,929	3,645,164
FMC Corporation	26,719	1,451,376
International Flavors & Fragrances Incorporated	15,795	955,913
Monsanto Company	103,934	9,053,691
Mosaic Company	58,028	3,360,401
PPG Industries Incorporated	29,672	3,264,513
Praxair Incorporated	58,197	6,139,784
Sherwin-Williams Company «	16,702	2,389,722
Sigma-Aldrich Corporation «	23,554	1,673,041

		56,656,608

Construction Materials : 0.04%
Vulcan Materials Company «	25,210	981,173

Containers & Packaging : 0.12%
Ball Corporation	30,528	1,287,366
Bemis Company Incorporated	20,087	607,833
Owens-Illinois Incorporated †	32,134	561,702
Sealed Air Corporation	37,818	539,663

		2,996,564

Metals & Mining : 0.72%
Alcoa Incorporated «	207,836	1,779,076
Allegheny Technologies Incorporated	20,869	618,557
Cliffs Natural Resources Incorporated «	27,761	994,954
Freeport-McMoRan Copper & Gold Incorporated Class B	184,926	6,677,678
Newmont Mining Corporation	96,552	4,893,255
Nucor Corporation	61,774	2,325,791
Titanium Metals Corporation «	16,042	196,354
United States Steel Corporation «	28,058	545,728

		18,031,393

Paper & Forest Products : 0.15%
International Paper Company	85,161	2,943,164
MeadWestvaco Corporation	33,580	965,761

		3,908,925

Telecommunication Services : 3.15%

Diversified Telecommunication Services : 2.89%
AT&T Incorporated	1,142,346	41,855,557
CenturyTel Incorporated	121,042	5,115,235

11

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INDEX PORTFOLIO

Security name	Shares	Value
Diversified Telecommunication Services (continued)
Frontier Communications Corporation «	194,537	$898,761
Verizon Communications Incorporated «	553,546	23,769,265
Windstream Corporation «	114,636	1,131,457

		72,770,275

Wireless Telecommunication Services : 0.26%
Crown Castle International Corporation †	50,239	3,188,167
MetroPCS Communications Incorporated †	57,318	557,704
Sprint Nextel Corporation †	584,295	2,833,831

		6,579,702

Utilities : 3.47%

Electric Utilities : 2.06%
American Electric Power Company Incorporated	94,365	4,056,751
Consolidated Edison Incorporated	57,069	3,459,523
Duke Energy Corporation	137,131	8,883,346
Edison International	63,481	2,779,833
Entergy Corporation	34,518	2,349,985
Exelon Corporation	166,083	6,057,047
FirstEnergy Corporation	81,485	3,560,895
Nextera Energy Incorporated	81,263	5,469,813
Northeast Utilities	61,103	2,301,750
Pepco Holdings Incorporated «	44,478	858,870
Pinnacle West Capital Corporation	21,330	1,095,722
PPL Corporation	113,011	3,314,613
The Southern Company	169,255	7,672,329

		51,860,477

Gas Utilities : 0.11%
AGL Resources Incorporated	22,857	906,280
ONEOK Incorporated	40,498	1,803,376

		2,709,656

Independent Power Producers & Energy Traders : 0.10%
AES Corporation †	125,612	1,430,721
NRG Energy Incorporated «	44,369	946,834

		2,377,555

Multi-Utilities : 1.20%
Ameren Corporation	47,275	1,546,838
CenterPoint Energy Incorporated	83,255	1,697,569
CMS Energy Corporation	50,717	1,170,041
Dominion Resources Incorporated	111,351	5,843,700
DTE Energy Company	33,145	1,935,668
Integrys Energy Group Incorporated «	15,181	819,622
NiSource Incorporated «	55,352	1,347,268
PG&E Corporation	82,285	3,571,992
Public Service Enterprise Group Incorporated	98,569	3,120,695
SCANA Corporation «	22,680	1,074,125
Sempra Energy	46,744	3,094,453
TECO Energy Incorporated «	42,046	729,919
Wisconsin Energy Corporation «	44,902	1,704,480
Xcel Energy Incorporated	94,876	2,646,092

		30,302,462

Total Common Stocks (Cost $1,950,183,784)		2,477,068,227

12

WELLS FARGO ADVANTAGE INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name				Shares	Value
Investment Companies : 0.14%
SPDR S&P 500 ETF				24,917	$3,519,269

Total Investment Companies (Cost $3,460,032)					3,519,269

				Principal
Other : 0.04%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)				$4,226,938	1,141,273

Total Other (Cost $480,176)					1,141,273

Short-Term Investments : 6.81%

		Yield		Shares
Investment Companies : 6.67%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%		26,857,910	26,857,910
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)		0.19		140,998,809	140,998,809

					167,856,719

			Maturity date	Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill (z)#		0.07	11-1-12	$2,000,000	1,999,742
U.S. Treasury Bill (z)#		0.07	10-25-12	1,500,000	1,499,846

					3,499,588

Total Short-Term Investments (Cost $171,356,334)					171,356,307

Total investments in securities (Cost $2,125,480,326)*	105.38%				2,653,085,076

Other assets and liabilities, net	(5.38)				(135,433,894)

Total net assets	100.00%				$2,517,651,182

†	Non-income-earning security
«	All or a portion of this security is on loan.
(l)	Investment in an affiliate
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(u)	Rate shown is the 7-day annualized yield at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $2,226,953,386 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$630,711,830
Gross unrealized depreciation	(204,580,140)

Net unrealized appreciation	$426,131,690

13

WELLS FARGO ADVANTAGE INDEX PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Index Portfolio (the”Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –   quoted prices in active markets for identical securities

Level 2 –   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –   significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$2,477,068,227	$0	$0	$2,477,068,227
Investment companies	3,519,269	0	0	3,519,269
Other	0	0	1,141,273	1,141,273
Short-term investments
Investment companies	26,857,910	140,998,809	0	167,856,719
U.S. Treasury securities	3,499,588	0	0	3,499,588

	$2,510,944,994	$140,998,809	$1,141,273	$2,653,085,076

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$2,098,985	$0	$0	$2,098,985

+ Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

During the three months ended August 31, 2012, the Portfolio entered into futures contracts to gain market exposure.

At August 31, 2012, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains (losses)
9-20-12	103 Long	S&P 500 Index	$36,181,325	$2,098,985

The Portfolio had an average notional amount of $39,003,616 in long futures contracts during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIOS	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 98.01%

Argentina : 0.06%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	2,011	$13,635

Australia : 0.83%
BHP Billiton Limited (Materials, Metals & Mining)	5,755	189,016

Brazil : 0.81%
Cosan Limited Class A (Consumer Staples, Food Products)	13,251	184,586

Canada : 4.41%
Barrick Gold Corporation (Materials, Metals & Mining)«	5,455	210,342
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)«	6,849	223,962
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,206	131,460
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals)«†	8,559	438,820

		1,004,584

China : 0.63%
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	191,000	103,430
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components)«†	31,113	40,758

		144,188

Finland : 1.60%
Metso Corporation (Industrials, Machinery)	10,222	365,660

France : 1.80%
Total SA (Energy, Oil, Gas & Consumable Fuels)	8,218	410,415

Germany : 10.54%
Allianz AG (Financials, Insurance)	3,204	351,697
Bayer AG (Health Care, Pharmaceuticals)	5,427	420,964
E.ON AG (Utilities, Multi-Utilities)	22,014	506,297
Metro AG (Consumer Staples, Food & Staples Retailing)	16,214	488,436
SAP AG (Information Technology, Software)	1,917	126,371
Siemens AG (Industrials, Industrial Conglomerates)	5,363	508,752

		2,402,517

Hong Kong : 10.17%
China Everbright Limited (Financials, Capital Markets)	298,000	362,321
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	54,000	576,484
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	276,000	590,009
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	1,519,951	399,783
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	5,600	301,392
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	113,275	89,236

		2,319,225

Italy : 3.62%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	17,455	386,845
Intesa Sanpaolo SpA (Financials, Commercial Banks)	278,672	438,142

		824,987

Japan : 17.86%
Asahi Glass Company Limited (Industrials, Building Products)	53,000	320,863
Canon Incorporated (Information Technology, Office Electronics)	12,500	414,298
Capcom Company Limited (Information Technology, Software)«	21,400	425,294

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIOS

Security name	Shares	Value
Japan (continued)
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	7,200	$347,149
Itochu Corporation (Industrials, Trading Companies & Distributors)	26,100	264,684
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	88,200	401,037
Mitsui OSK Lines Limited (Industrials, Marine)	100,000	250,335
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	44,100	411,176
Nitto Denko Corporation (Materials, Chemicals)	10,946	505,394
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	11,200	442,736
USS Company Limited (Consumer Discretionary, Specialty Retail)	2,700	290,019

		4,072,985

Netherlands : 1.61%
Akzo Nobel NV (Materials, Chemicals)	6,386	368,040

Norway : 2.73%
Marine Harvest ASA (Consumer Staples, Food Products)«†	228,192	176,715
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	17,361	445,757

		622,472

Philippines : 1.24%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	4,350	283,280

Russia : 1.06%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	6,420	118,192
Sberbank of Russia (Financials, Commercial Banks)	42,727	124,165

		242,357

Singapore : 2.88%
DBS Group Holdings Limited (Financials, Commercial Banks)	42,000	486,883
Indofood Agri Resources Limited (Consumer Staples, Food Products)	151,556	169,611

		656,494

South Korea : 3.80%
Hana Financial Group Incorporated (Financials, Commercial Banks)	3,290	98,298
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment)144A	719	394,012
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,908	372,911

		865,221

Sweden : 3.50%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	14,005	506,720
Volvo AB Class B (Industrials, Machinery)	23,056	292,282

		799,002

Switzerland : 11.32%
ABB Limited (Industrials, Electrical Equipment)	18,295	318,299
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,853	236,297
Julius Baer Group Limited (Financials, Capital Markets)	8,801	289,188
Novartis AG (Health Care, Pharmaceuticals)	9,051	533,276
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	925	378,643
Wolseley plc (Industrials, Trading Companies & Distributors)	11,033	445,327
Zurich Financial Services AG (Financials, Insurance)	1,583	380,537

		2,581,567

2

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIOS	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name			Shares	Value
Taiwan : 1.67%
HTC Corporation (Information Technology, Communications Equipment)			18,000	$155,053
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)			15,290	224,763

				379,816

United Kingdom : 15.87%
BP plc (Energy, Oil, Gas & Consumable Fuels)			64,366	451,076
Capita plc (Industrials, Professional Services)			44,608	511,399
Chemring Group plc (Industrials, Aerospace & Defense)			91,046	475,627
Debenhams plc (Consumer Discretionary, Multiline Retail)			135,162	207,106
Man Group plc (Financials, Capital Markets)			196,666	222,653
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			8,496	480,258
Smiths Group plc (Industrials, Industrial Conglomerates)			24,767	410,960
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)			13,033	376,914
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			108,371	481,816

				3,617,809

Total Common Stocks (Cost $23,930,764)				22,347,856

Short-Term Investments : 7.87%

		Yield
Investment Companies : 7.87%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	407,220	407,220
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.19	1,388,749	1,388,749

Total Short-Term Investments (Cost $1,795,969)				1,795,969

Total investments in securities (Cost $25,726,733)*	105.88%			24,143,825

Other assets and liabilities, net	(5.88)			(1,341,478)

Total net assets	100.00%			$22,802,347

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $25,821,624 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$650,491
Gross unrealized depreciation	(2,328,290)

Net unrealized depreciation	$(1,677,799)

3

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Equity Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On August 31 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$22,347,856	$0	$0	$22,347,856
Short-term investments
Investment companies	407,220	1,388,749	0	1,795,969

	$22,755,076	$1,388,749	$0	$24,143,825

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Fund did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.31%

Australia : 0.35%
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	20,004	$282,933
Westfield Group (Financials, REITs)	10,862	111,211

		394,144

Belgium : 4.35%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	49,051	4,120,082
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	3,921	152,369
UCB SA (Health Care, Pharmaceuticals)	12,089	593,016

		4,865,467

Canada : 3.99%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	53,882	4,456,580

China : 6.17%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	31,313	3,489,521
China Construction Bank (Financials, Commercial Banks)	1,389,000	913,350
China Resources Land Limited (Financials, Real Estate Management & Development)	580,500	1,121,190
Tencent Holdings Limited (Information Technology, Internet Software & Services)	45,000	1,375,073

		6,899,134

France : 10.15%
Air Liquide SA (Materials, Chemicals)	6,723	791,076
Groupe Danone SA (Consumer Staples, Food Products)	27,046	1,685,615
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,656	760,150
Pernod-Ricard SA (Consumer Staples, Beverages)	22,151	2,386,897
Schneider Electric SA (Industrials, Electrical Equipment)	34,172	2,158,103
Technip SA (Energy, Energy Equipment & Services)	3,144	331,152
Unibail-Rodamco (Financials, Real Estate Management & Development)	10,967	2,236,744
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	10,385	990,380

		11,340,117

Germany : 12.57%
Bayer AG (Health Care, Pharmaceuticals)	13,118	1,017,544
Beiersdorf AG (Consumer Staples, Personal Products)	26,277	1,883,919
Brenntag AG (Materials, Chemicals)	15,934	1,898,959
Daimler AG (Consumer Discretionary, Automobiles)	19,276	945,569
Deutsche Post AG (Industrials, Air Freight & Logistics)	38,307	744,179
Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	9,508	630,248
Linde AG (Materials, Chemicals)	30,182	4,754,855
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	14,683	2,173,716

		14,048,989

Hong Kong : 13.29%
AIA Group Limited (Financials, Insurance)	962,200	3,306,188
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	260,088	823,260
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	179,600	1,917,351
Hang Seng Bank Limited (Financials, Commercial Banks)	98,351	1,399,951
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	55,600	341,947
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	127,966	780,593
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	540,113	1,908,096
Sino Land Company (Financials, Real Estate Management & Development)	680,252	1,113,880
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	138,742	1,799,579

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO

Security name	Shares	Value
Hong Kong (continued)
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	636,196	$1,460,078

		14,850,923

India : 0.41%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	71,864	454,051

Ireland : 2.42%
Covidien plc (Health Care, Health Care Equipment & Supplies)	48,331	2,708,953

Italy : 1.10%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	121,949	1,227,866

Japan : 12.52%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	42,140	976,871
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	93,900	2,964,695
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	175,800	5,301,281
Kao Corporation (Consumer Staples, Personal Products)	76,100	2,297,725
NGK Insulators Limited (Industrials, Electrical Equipment)	110,000	1,300,977
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	28,400	1,157,111

		13,998,660

Mexico : 0.18%
America Movil SAB de CV ADR (Telecommunications Services, Wireless Telecommunication Services)	7,822	200,165

Netherlands : 5.88%
Akzo Nobel NV (Materials, Chemicals)	21,282	1,226,533
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	15,818	1,014,690
Unilever NV (Consumer Staples, Food Products)	117,848	4,110,396
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services)	7,076	221,081

		6,572,700

Nigeria : 0.34%
Nigerian Breweries plc (Consumer Staples, Beverages)	487,188	381,394

Singapore : 0.71%
City Developments Limited (Financials, Real Estate Management & Development)	42,427	392,105
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	364,323	398,958

		791,063

South Korea : 0.82%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	844	917,177

Spain : 0.67%
Grifols SA (Health Care, Biotechnology)†	26,469	745,757

Switzerland : 6.64%
Actelion Limited (Health Care, Biotechnology)	3,193	150,904
Givaudan SA (Materials, Chemicals)	880	830,502
Nestle SA (Consumer Staples, Food Products)	65,140	4,049,501
Roche Holdings AG (Health Care, Pharmaceuticals)	6,955	1,266,135
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,763	1,131,015

		7,428,057

United Kingdom : 11.44%
Diageo plc (Consumer Staples, Beverages)	22,642	620,174

2

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name			Shares	Value
United Kingdom (continued)
HSBC Holdings plc (Financials, Commercial Banks)			266,999	$2,319,456
Imperial Tobacco Group plc (Consumer Staples, Tobacco)			71,153	2,774,798
Johnson Matthey plc (Materials, Chemicals)			22,302	850,257
Kingfisher plc (Consumer Discretionary, Specialty Retail)			134,752	589,691
Land Securities Group plc (Financials, REITs)			25,745	323,355
Meggitt plc (Industrials, Aerospace & Defense)			59,981	376,392
Prudential plc (Financials, Insurance)			39,852	498,006
Reckitt Benckiser Group plc (Consumer Staples, Household Products)			1,494	84,452
SABMiller plc (Consumer Staples, Beverages)			59,063	2,606,705
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			98,777	439,161
WPP plc (Consumer Discretionary, Media)			100,920	1,306,004

				12,788,451

United States : 2.77%
Liberty Global Incorporated Class A (Consumer Discretionary, Media)†			12,033	665,064
Schlumberger Limited (Energy, Energy Equipment & Services)			30,280	2,191,666
Virgin Media Incorporated (Consumer Discretionary, Media)«			8,630	237,929

				3,094,659

Virgin Islands (British) : 0.54%
Arcos Dorados Holdings Incorporated Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)«			45,597	602,336

Total Common Stocks (Cost $99,083,580)				108,766,643

		Dividend yield
Preferred Stocks : 1.66%

Germany : 1.66%
Henkel AG & Company KGaA ADR (Consumer Staples, Household Products)		0.79%	24,488	1,850,832

Total Preferred Stocks (Cost $1,727,539)				1,850,832

		Yield
Short-Term Investments : 0.55%

Investment Companies : 0.55%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	251,153	251,153
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	367,450	367,450

Total Short-Term Investments (Cost $618,603)				618,603

Total investments in securities (Cost $101,429,722)*	99.52%			111,236,078

Other assets and liabilities, net	0.48			532,845

Total net assets	100.00%			$111,768,923

†	Non-income-earning security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
«	All or a portion of this security is on loan.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $102,052,004 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,736,180
Gross unrealized depreciation	(2,552,106)

Net unrealized appreciation	$9,184,074

3

WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Growth Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On August 31, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$108,766,643	$0	$0	$108,766,643
Preferred stocks	1,850,832	0	0	1,850,832
Short-term investments
Investment companies	251,153	367,450	0	618,603

	$110,868,628	$367,450	$0	$111,236,078

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.98%

Australia : 8.82%
AGL Energy Limited (Utilities, Multi-Utilities)	1,275	$19,983
ALS Limited (Consumer Staples, Household Products)	795	6,776
Alumina Limited (Materials, Metals & Mining)	5,836	4,462
Amcor Limited (Materials, Containers & Packaging)	2,796	21,752
AMP Limited (Financials, Insurance)	6,676	30,762
APA Group (Utilities, Gas Utilities)«	1,367	6,807
Asciano Group (Industrials, Road & Rail)	2,295	10,622
ASX Limited (Financials, Diversified Financial Services)	412	12,966
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	5,957	152,754
Bendigo Bank Limited (Financials, Commercial Banks)	939	7,354
BHP Billiton Limited (Materials, Metals & Mining)	7,181	235,852
Boral Limited (Materials, Construction Materials)	1,724	6,145
Brambles Limited (Industrials, Commercial Services & Supplies)	3,518	24,752
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	340	5,487
Centro Retail Australia (Financials, Real Estate Management & Development)	3,192	7,057
CFS Retail Property Trust (Financials, REITs)	4,680	9,259
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,325	18,741
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	129	8,983
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,564	201,561
Computershare Limited (Information Technology, IT Services)	1,006	8,731
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	907	8,415
CSL Limited (Health Care, Biotechnology)	1,155	53,018
Dexus Property Group (Financials, REITs)	10,751	10,608
Echo Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,738	7,326
Fairfax Media Limited (Consumer Discretionary, Media)	6,273	2,722
Fortescue Metals Group Limited (Materials, Metals & Mining)	3,277	11,985
Goodman Group (Financials, REITs)	3,562	14,684
GPT Group (Financials, REITs)	3,367	12,210
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	1,574	3,334
Iluka Resources Limited (Materials, Metals & Mining)	969	9,210
Incitec Pivot Limited (Materials, Chemicals)	3,832	11,521
Insurance Australia Group Limited (Financials, Insurance)	4,835	20,730
Leighton Holdings Limited (Industrials, Construction & Engineering)	343	5,666
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,278	11,210
Lynas Corporation Limited (Materials, Metals & Mining)†	4,312	2,851
Macquarie Group Limited (Financials, Capital Markets)	750	20,813
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,950	7,374
Mirvac Group (Financials, REITs)	8,040	11,214
National Australia Bank Limited (Financials, Commercial Banks)	4,973	129,525
Newcrest Mining Limited (Materials, Metals & Mining)	1,732	44,109
Orica Limited (Materials, Chemicals)	859	21,477
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,466	30,318
OZ Minerals Limited (Materials, Metals & Mining)	821	5,293
Qantas Airways Limited (Industrials, Airlines)†	2,792	3,317
QBE Insurance Group Limited (Financials, Insurance)	2,703	36,388
QR National Limited (Industrials, Road & Rail)	3,994	14,442
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	309	7,949
Rio Tinto Limited (Materials, Metals & Mining)	990	50,364
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,209	25,629
Sims Group Limited (Materials, Metals & Mining)	397	3,741
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	872	12,081
SP AusNet (Utilities, Electric Utilities)	4,264	4,648
Stockland (Financials, REITs)	5,093	16,733
SunCorp-Metway Limited (Financials, Insurance)	2,912	27,648
Sydney Airport (Industrials, Transportation Infrastructure)	1,087	3,650
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,795	5,415
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,283	9,226
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	9,858	39,211
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,620	7,749
Transurban Group (Industrials, Transportation Infrastructure)	2,971	18,570
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,287	81,564
Westfield Group (Financials, REITs)	4,666	47,773
Westfield Retail Trust (Financials, REITs)	6,827	20,384

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value
Australia (continued)
Westpac Banking Corporation (Financials, Commercial Banks)	6,860	$175,555
Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	1,128	3,811
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,464	51,880
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	2,788	85,318
WorleyParsons Limited (Energy, Energy Equipment & Services)	490	13,426

		2,022,891

Austria : 0.26%
Andritz AG (Industrials, Machinery)	165	8,512
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)†	480	9,696
IMMOEAST AG (Financials, REITs)† (a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REITs)	2,176	6,990
OMV AG (Energy, Oil, Gas & Consumable Fuels)	332	11,014
Raiffeisen International Bank Holdings AG (Financials, Commercial Banks)	128	4,280
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	501	3,999
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	3,606
Voestalpine AG (Materials, Metals & Mining)	259	7,416
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	97	4,062

		59,575

Belgium : 1.14%
Ageas NV (Financials, Insurance)	561	12,490
Ageas NV VVPR Strip (Financials, Insurance)†	455	10
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,798	151,025
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages)†	2,600	7
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	358	10,609
Colruyt SA (Consumer Staples, Food & Staples Retailing)	178	8,451
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	231	9,155
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	189	13,051
KBC Groep NV (Financials, Commercial Banks)	394	8,566
Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)	80	2,532
Solvay SA (Materials, Chemicals)	139	15,597
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	142	5,518
UCB SA (Health Care, Pharmaceuticals)	256	12,558
Umicore (Materials, Metals & Mining)	268	12,715

		262,284

China : 0.01%
Foxconn International Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)†	6,000	1,888

Denmark : 1.17%
A.P. Moller-Maersk A/S Class A (Industrials, Marine)	1	6,181
A.P. Moller-Maersk A/S Class B (Industrials, Marine)	3	19,618
Carlsberg A/S (Consumer Staples, Beverages)	252	21,822
Coloplast A/S (Health Care, Health Care Equipment & Supplies)	54	10,783
Danske Bank A/S (Financials, Commercial Banks)†	1,476	25,662
DSV A/S (Industrials, Road & Rail)	430	9,356
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	910	143,317
Novozymes A/S B Shares (Materials, Chemicals)	553	15,337
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	1,200	7,991
Trygvesta A/S (Financials, Insurance)	62	3,861
William Demant Holding A/S (Health Care, Health Care Equipment & Supplies)†	59	5,089

		269,017

Finland : 0.76%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	360	7,612
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	1,045	19,309
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	170	4,501
Kone Oyj (Industrials, Machinery)	366	22,396

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Finland (continued)
Metso Oyj (Industrials, Machinery)	297	$10,624
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	314	3,618
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)«	8,669	24,643
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	257	10,115
Orion Oyj (Health Care, Pharmaceuticals)	227	4,660
Pohjola Bank plc (Financials, Diversified Financial Services)	368	4,150
Sampo Oyj (Financials, Insurance)	980	28,117
Stora Enso Oyj (Materials, Paper & Forest Products)	1,289	7,782
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,228	13,600
Wartsila Oyj (Industrials, Machinery)	394	12,682

		173,809

France : 8.79%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	348	11,035
Aeroports de Paris (Industrials, Transportation Infrastructure)	71	5,627
Air Liquide SA (Materials, Chemicals)	707	83,191
Alcatel SA (Information Technology, Communications Equipment)†	5,883	6,697
Alstom SA (Industrials, Machinery)	482	17,163
Arkema (Industrials, Professional Services)	140	11,918
Atos Origin SA (Information Technology, IT Services)	122	7,143
AXA SA (Financials, Insurance)	4,002	57,938
BNP Paribas SA (Financials, Commercial Banks)	2,131	92,620
Bouygues SA (Industrials, Construction & Engineering)	445	11,068
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	129	11,901
Cap Gemini SA (Information Technology, IT Services)	348	12,792
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,337	28,025
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	129	11,449
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	126	17,972
CNP Assurances (Financials, Insurance)	389	4,717
Compagnie de Saint-Gobain (Industrials, Building Products)	893	30,636
Compagnie Generale de Geophysique - Veritas (Energy, Energy Equipment & Services)†	320	9,284
Compagnie Generale des Etablissements Michelin (Consumer Discretionary, Auto Components)	409	29,349
Credit Agricole SA (Financials, Commercial Banks)†	2,351	13,715
Dassault Systemes SA (Information Technology, Software)	145	14,082
Edenred (Consumer Staples, Commercial Services & Supplies)	401	10,713
Electricite de France SA (Utilities, Electric Utilities)	562	11,444
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	455	39,712
Eurazeo (Financials, Diversified Financial Services)	70	3,080
Eutelsat Communications SA (Consumer Discretionary, Media)	299	9,191
Fonciere des Regions (Financials, REITs)	58	4,078
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,197	58,042
GDF Suez (Utilities, Gas Utilities)	2,868	70,614
GDF Suez VVPR Strip (Utilities, Gas Utilities)†	1,701	2
Gecina SA (Financials, REITs)	56	5,367
Groupe Danone SA (Consumer Staples, Food Products)	1,313	81,831
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,366	10,240
ICADE (Financials, REITs)	59	4,490
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	57	9,034
Imerys SA (Materials, Construction Materials)	87	4,299
JC Decaux SA (Consumer Discretionary, Media)	167	3,810
Klepierre (Financials, REITs)	211	6,810
L’Oreal SA (Consumer Staples, Personal Products)	546	67,124
Lafarge SA (Materials, Construction Materials)	430	20,506
Lagardere SCA (Consumer Discretionary, Media)	283	7,954
Legrand SA (Industrials, Electrical Equipment)	537	18,558
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	575	93,876
Natixis (Financials, Commercial Banks)	2,371	6,480
Pernod-Ricard SA (Consumer Staples, Beverages)	481	51,831
Peugeot SA (Consumer Discretionary, Automobiles)†	585	4,426
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	171	26,713
Publicis Groupe SA (Consumer Discretionary, Media)	344	17,855
Remy Cointreau SA (Consumer Staples, Beverages)	56	6,396
Renault SA (Consumer Discretionary, Automobiles)	447	20,896

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value
France (continued)
Rexel SA (Industrials, Trading Companies & Distributors)	269	$5,253
Safran SA (Industrials, Aerospace & Defense)	536	18,779
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	2,691	220,177
Schneider Electric SA (Industrials, Electrical Equipment)	1,185	74,838
SCOR SE (Financials, Insurance)	382	9,391
Societe BIC SA (Industrials, Commercial Services & Supplies)	70	7,534
Societe Generale SA (Financials, Diversified Financial Services)†	1,581	41,860
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	220	17,397
Suez Environnement SA (Utilities, Water Utilities)	709	7,946
Technip SA (Energy, Energy Equipment & Services)	232	24,436
Thales SA (Industrials, Aerospace & Defense)	214	7,111
Total SA (Energy, Oil, Gas & Consumable Fuels)	4,753	237,369
Unibail-Rodamco SE (Financials, Real Estate Management & Development)	208	42,422
Vallourec SA (Industrials, Machinery)	234	10,852
Veolia Environnement SA (Utilities, Multi-Utilities)	804	8,511
Vinci SA (Industrials, Construction & Engineering)	1,055	45,900
Vivendi SA (Consumer Discretionary, Media)	2,928	57,415
Wendel SA (Industrials, Industrial Conglomerates)	84	6,321
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	86	8,202

		2,015,408

Germany : 7.58%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	474	37,089
Allianz AG (Financials, Insurance)	999	109,658
Axel Springer AG (Consumer Discretionary, Media)	100	4,549
BASF SE (Materials, Chemicals)	2,039	158,521
Bayer AG (Health Care, Pharmaceuticals)	1,859	144,200
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	749	54,321
Beiersdorf AG (Consumer Staples, Personal Products)	236	16,920
Brenntag AG (Materials, Chemicals)	109	12,990
Celesio AG (Health Care, Health Care Providers & Services)	224	4,095
Commerzbank AG (Financials, Commercial Banks)†	8,556	13,560
Continental AG (Consumer Discretionary, Auto Components)	187	18,596
Daimler AG (Consumer Discretionary, Automobiles)	2,010	98,599
Deutsche Bank AG (Financials, Commercial Banks)	2,112	75,112
Deutsche Boerse AG (Financials, Capital Markets)	437	22,498
Deutsche Lufthansa AG (Industrials, Airlines)	580	7,157
Deutsche Post AG (Industrials, Air Freight & Logistics)	1,916	37,222
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	6,382	76,139
E.ON AG (Utilities, Multi-Utilities)	3,963	91,145
Fraport AG (Industrials, Transportation Infrastructure)	92	5,126
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	476	34,324
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	281	29,979
GEA Group AG (Industrials, Machinery)	411	10,856
Hannover Rueckversicherung AG (Financials, Insurance)	136	8,308
Heidelbergcement AG (Materials, Construction Materials)	329	16,623
Henkel KGaA (Consumer Staples, Household Products)	304	18,862
Hochtief AG (Industrials, Construction & Engineering)†	73	3,421
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	52	4,808
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,528	17,473
K+S AG (Materials, Chemicals)	405	19,816
Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	210	13,920
LANXESS AG (Materials, Chemicals)	196	14,871
Linde AG (Materials, Chemicals)	402	63,331
MAN AG (Industrials, Machinery)	96	8,861
Merck KGaA (Health Care, Pharmaceuticals)	151	17,272
Metro AG (Consumer Staples, Food & Staples Retailing)	293	8,826
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	379	56,108
RWE AG (Utilities, Multi-Utilities)	1,112	46,639
Salzgitter AG (Materials, Metals & Mining)	100	3,680
SAP AG (Information Technology, Software)	2,063	135,996
Siemens AG (Industrials, Industrial Conglomerates)	1,848	175,307
Suedzucker AG (Consumer Staples, Food Products)	167	5,600
Thyssenkrupp AG (Industrials, Industrial Conglomerates)	897	17,871

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Germany (continued)
United Internet AG (Information Technology, Internet Software & Services)	228	$4,616
Volkswagen AG (Consumer Discretionary, Automobiles)	67	10,913
Wacker Chemie AG (Materials, Chemicals)	38	2,442

		1,738,220

Greece : 0.06%
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	465	8,691
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	4,111

		12,802

Hong Kong : 2.98%
AIA Group Limited (Financials, Insurance)	23,200	79,717
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	500	5,570
Bank of East Asia Limited (Financials, Commercial Banks)	2,982	10,862
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	8,500	26,905
Cathay Pacific Airways Limited (Industrials, Airlines)	3,000	4,889
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	3,000	40,807
Cheung Kong Infrastructure Holdings Limited (Materials, Construction Materials)	1,000	6,047
CLP Holdings Limited (Utilities, Electric Utilities)	4,000	33,342
First Pacific Company Limited (Financials, Diversified Financial Services)	4,000	4,291
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	4,000	11,372
Hang Lung Group Limited (Financials, Real Estate Management & Development)	2,000	12,481
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	5,000	17,084
Hang Seng Bank Limited (Financials, Commercial Banks)	1,700	24,198
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,199	13,524
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	11,623	27,394
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,000	24,310
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,307	30,637
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	3,204
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	5,000	43,741
Hysan Development Company Limited (Financials, Real Estate Management & Development)	1,884	8,453
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,476	7,013
Li & Fung Limited (Consumer Discretionary, Distributors)	12,400	20,145
Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	1,500	3,280
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,381	3,923
MTR Corporation Limited (Industrials, Road & Rail)	3,141	11,258
New World Development Limited (Financials, Real Estate Management & Development)	8,370	10,403
Noble Group Limited (Industrials, Trading Companies & Distributors)	9,104	8,764
NWS Holdings Limited (Industrials, Industrial Conglomerates)	3,501	5,579
Orient Overseas International Limited (Industrials, Marine)	700	3,736
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	9,977	3,833
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,562	19,649
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,333	8,112
Sino Land Company (Financials, Real Estate Management & Development)	7,100	11,626
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	8,427
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	3,184	41,299
Swire Pacific Limited (Financials, Real Estate Management & Development)	1,500	17,725
The Link REIT (Financials, REITs)	4,920	21,949
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	22,318
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	7,620
Wing Hang Bank Limited (Financials, Commercial Banks)	517	4,586
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,812	8,749
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,500	4,332

		683,154

Ireland : 0.31%
CRH plc (Materials, Construction Materials)	1,675	29,548
Elan Corporation plc (Health Care, Pharmaceuticals)†	1,175	13,456
James Hardie Industries NV (Materials, Construction Materials)	1,033	8,944
Kerry Group plc (Consumer Staples, Food Products)	211	10,109

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value
Ireland (continued)
Kerry Group plc Class A London Exchange (Consumer Staples, Food Products)	145	$6,947
Ryanair Holdings plc ADR (Industrials, Airlines)†	81	2,514

		71,518

Israel : 0.57%
Bank Hapoalim Limited (Financials, Commercial Banks)†	2,683	8,254
Bank Leumi Le-Israel (Financials, Commercial Banks)†	2,989	6,850
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,464	5,071
Delek Group Limited (Industrials, Industrial Conglomerates)	12	1,749
Elbit Systems Limited (Industrials, Aerospace & Defense)	69	2,143
Israel Chemicals Limited (Materials, Chemicals)	1,048	11,304
Nice Systems Limited (Information Technology, Software)†	152	4,771
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,141	85,385
The Israel Corporation Limited (Materials, Chemicals)	5	2,868
United Mizrahi Bank Limited (Financials, Commercial Banks)†	359	2,786

		131,181

Italy : 2.13%
Assicurazioni Generali SpA (Financials, Insurance)	2,643	37,698
Atlantia SpA (Industrials, Transportation Infrastructure)	770	10,818
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	334	2,848
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)†	11,841	3,336
Banco Popolare SpA (Financials, Commercial Banks)†	4,485	6,544
Enel Green Power SpA (Utilities, Multi-Utilities)	4,437	7,294
Enel SpA (Utilities, Multi-Utilities)	14,899	49,099
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	5,758	127,611
Exor SpA (Financials, Diversified Financial Services)	157	3,750
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	2,001	20,147
Fiat SpA (Consumer Discretionary, Automobiles)†	1,981	10,794
Finmeccanica SpA (Industrials, Aerospace & Defense)†	1,029	4,566
Intesa Sanpaolo SpA (Financials, Commercial Banks)	22,806	35,857
Intesa Sanpaolo SpA Di Risparmio (Financials, Commercial Banks)	2,763	3,514
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	265	9,666
Mediaset SpA (Consumer Discretionary, Media)	1,799	3,607
Mediobanca SpA (Financials, Capital Markets)	1,310	6,133
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	598	6,581
Prysmian SpA (Industrials, Electrical Equipment)	479	8,019
Saipem SpA (Energy, Energy Equipment & Services)	599	28,442
Snam Rete Gas SpA (Utilities, Gas Utilities)	3,758	15,806
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	22,099	20,569
Telecom Italia SpA Di Risparmio (Telecommunication Services, Diversified Telecommunication Services)	13,640	10,800
Terna SpA (Utilities, Electric Utilities)	3,058	10,624
Unicredit SpA (Financials, Commercial Banks)†	9,169	36,305
Unione di Banche SpA (Financials, Commercial Banks)	2,058	6,906

		487,334

Japan : 19.74%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	100	4,183
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	4,353
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)«	1,400	16,093
Aeon Credit Service Company Limited (Financials, Consumer Finance)	100	1,917
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	4,667
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	400	12,721
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	1,000	15,237
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	4,936
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	4,419
Amada Company Limited (Industrials, Machinery)	1,000	4,521
Aozora Bank Limited (Financials, Commercial Banks)	1,000	2,976

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Japan (continued)
Asahi Breweries Limited (Consumer Staples, Beverages)	900	$21,783
Asahi Glass Company Limited (Industrials, Building Products)	2,000	12,108
Asahi Kasei Corporation (Materials, Chemicals)	3,000	15,595
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	400	5,272
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,000	48,790
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	7,932
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	13,909
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	200	9,898
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,500	34,772
Brother Industries Limited (Information Technology, Office Electronics)	600	6,077
Canon Incorporated (Information Technology, Office Electronics)	2,600	86,174
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	600	4,345
Central Japan Railway Company (Industrials, Road & Rail)	3	26,094
Chiba Bank Limited (Financials, Commercial Banks)	2,000	11,572
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,500	17,817
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	500	9,962
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	600	3,318
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	100	1,660
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	1,916
Credit Saison Company Limited (Financials, Consumer Finance)	400	9,354
Dai Ichi Mutual Life Insurance (Financials, Insurance)	20	20,359
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	7,089
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	6,131
Daido Steel Company Limited (Materials, Metals & Mining)	1,000	5,134
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,500	24,714
Daikin Industries Limited (Industrials, Building Products)	500	13,315
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	400	4,414
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	19,516
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	13,922
Daiwa Securities Group Incorporated (Financials, Capital Markets)	4,000	14,458
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	200	5,569
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	3,282
Denso Corporation (Consumer Discretionary, Auto Components)	1,100	36,669
Dentsu Incorporated (Consumer Discretionary, Media)	400	10,156
East Japan Railway Company (Industrials, Road & Rail)	800	53,541
Eisai Company Limited (Health Care, Pharmaceuticals)	600	27,396
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	6,691
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	100	4,822
FANUC Limited (Industrials, Machinery)	400	65,343
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	23,335
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	1,980
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,000	7,995
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	16,591
Fujitsu Limited (Information Technology, Computers & Peripherals)	4,000	16,246
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	7,868
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	1,000	1,954
Gree Incorporated (Information Technology, Internet Software & Services)	200	3,326
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	3,781
Gunma Bank Limited (Financials, Commercial Banks)	1,000	5,262
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	60	3,931
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	200	7,073
Hankyu Hanshin Holdings Incorporated (Industrials, Transportation Infrastructure)	3,000	17,051
Hino Motors Limited (Industrials, Machinery)	1,000	6,897
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	10,371
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	100	5,332
Hitachi Chemical Company Limited (Materials, Chemicals)	200	2,861
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	200	3,311
Hitachi High-Technologies Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	100	2,473
Hitachi Limited (Industrials, Industrial Conglomerates)	10,000	57,347
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	400	3,076
Hokuriku Electric Power Company (Utilities, Electric Utilities)	400	4,618

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value
Japan (continued)
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	3,700	$116,820
Hoya Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	22,556
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	300	4,529
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	5	28,418
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	860	8,963
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	6,437
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	3,000	15,288
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,400	34,480
Itochu Techno-Science Corporation (Information Technology, IT Services)	100	5,479
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	3,995
Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	100	3,883
Japan Prime Real Estate Investment Corporation (Financials, REITs)	1	9,758
Japan Prime Realty Investment Corporation (Financials, REITs)	2	5,615
Japan Retail Fund Investment Corporation (Financials, REITs)	4	6,836
Japan Steel Works (Industrials, Machinery)	1,000	5,339
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	2,000	60,310
JFE Holdings Incorporated (Materials, Metals & Mining)	1,100	13,881
Joyo Bank Limited (Financials, Commercial Banks)	1,000	4,802
JS Group Corporation (Industrials, Building Products)	600	12,882
JSR Corporation (Materials, Chemicals)	400	6,795
JTEKT Corporation (Industrials, Machinery)	600	4,698
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	5	5,103
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	5,100	26,381
Kajima Corporation (Industrials, Construction & Engineering)	2,000	5,543
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	8,029
Kaneka Corporation (Industrials, Professional Services)	1,000	4,943
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,800	13,426
Kao Corporation (Consumer Staples, Personal Products)	1,200	36,232
Kawasaki Heavy Industries Limited (Industrials, Machinery)	3,000	6,361
Kawasaki Kisen Kaisha Limited (Industrials, Marine)†	2,000	2,682
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	6	42,915
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	9,758
Keio Corporation (Industrials, Road & Rail)	1,000	7,829
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	9,643
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	100	26,336
Kintetsu Corporation (Industrials, Road & Rail)	4,000	16,451
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	24,906
Kobe Steel Limited (Materials, Metals & Mining)	6,000	4,598
Komatsu Limited (Industrials, Machinery)	2,100	41,305
Konami Corporation (Information Technology, Software)	200	4,590
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	7,395
Kubota Corporation (Industrials, Machinery)	2,000	19,209
Kuraray Company Limited (Materials, Chemicals)	800	9,227
Kurita Water Industries Limited (Industrials, Machinery)	300	6,422
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	25,749
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	11,176
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,000	7,574
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	100	7,663
Makita Corporation (Industrials, Machinery)	300	10,208
Marubeni Corporation (Industrials, Trading Companies & Distributors)	4,000	25,647
Marui Company Limited (Consumer Discretionary, Multiline Retail)	600	4,391
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	1,920
Matsushita Electric Industrial Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	5,000	33,974
Mazda Motor Corporation (Consumer Discretionary, Automobiles)†	6,000	7,204
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200	5,671
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	300	4,295
Meiji Holdings Company Limited (Consumer Staples, Food Products)	100	4,662
Millea Holdings Incorporated (Financials, Insurance)	1,600	38,296
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	4,477
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,000	11,610
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	3,200	58,813
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	4,000	32,493
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	52,609
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	5,607

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Japan (continued)
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	7,000	$28,967
Mitsubishi Materials Corporation (Materials, Metals & Mining)	3,000	8,391
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	9,000	8,391
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	28,970	131,724
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	150	6,447
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	3,900	54,444
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	4,062
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	37,116
Mitsui OSK Lines Limited (Industrials, Marine)	2,000	5,007
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,200	18,913
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	51,900	83,523
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	500	24,650
Nabtesco Corporation (Industrials, Machinery)	200	3,663
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	400	6,335
NEC Corporation (Information Technology, Computers & Peripherals)†	6,000	8,583
Nexon Company Limited (Information Technology, Software)†	200	2,884
NGK Insulators Limited (Industrials, Electrical Equipment)	1,000	11,827
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	400	3,939
Nidec Corporation (Industrials, Electrical Equipment)	200	15,735
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	800	21,989
Nintendo Company Limited (Information Technology, Software)	200	22,377
Nippon Building Fund Incorporated (Financials, REITs)	1	10,116
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	4,751
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	7,842
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	200	2,363
Nippon Steel Corporation (Materials, Metals & Mining)	12,000	23,143
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,000	46,172
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,000	8,072
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	2,000	4,266
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	5,600	52,213
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	6,054
Nisshin Steel Company Limited (Materials, Metals & Mining)	2,000	1,890
Nissin Food Products Company Limited (Consumer Staples, Food Products)	100	3,864
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	100	10,013
Nitto Denko Corporation (Materials, Chemicals)	400	18,469
NKSJ Holdings Incorporated (Financials, Insurance)	800	14,387
NOK Corporation (Consumer Discretionary, Auto Components)	200	3,346
Nomura Holdings Incorporated (Financials, Capital Markets)	8,200	27,021
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	200	3,328
Nomura Real Estate Office Fund (Financials, REITs)	1	5,754
Nomura Research Institute Limited (Information Technology, IT Services)	200	4,177
NSK Limited (Industrials, Machinery)	1,000	5,862
NTN Corporation (Industrials, Machinery)	1,000	2,107
NTT Data Corporation (Information Technology, IT Services)	3	8,943
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	35	59,544
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,272
Obayashi Corporation (Industrials, Construction & Engineering)	1,000	4,343
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	1,000	10,614
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	6,258
Olympus Corporation (Health Care, Health Care Equipment & Supplies)†	500	9,867
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	9,758
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	12,415
Oracle Corporation Japan (Information Technology, Software)	100	4,834
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	13,487
ORIX Corporation (Financials, Consumer Finance)	240	22,193
Osaka Gas Company Limited (Utilities, Gas Utilities)	4,000	17,472
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	800	24,400
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	1,708	16,492
Resona Holdings Incorporated (Financials, Commercial Banks)	4,400	17,140
Ricoh Company Limited (Information Technology, Office Electronics)	1,000	7,868
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	7,280
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	6,527

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value
Japan (continued)
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	$4,617
Sanrio Company Limited (Consumer Discretionary, Specialty Retail)«	100	3,442
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	8,685
SBI Holdings Incorporated (Financials, Capital Markets)	59	3,591
Secom Company Limited (Industrials, Commercial Services & Supplies)	500	25,257
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	10,326
Seiko Epson Corporation (Information Technology, Computers & Peripherals)	300	1,923
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	1,000	8,174
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	9,362
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,720	52,174
Seven Bank Limited (Financials, Commercial Banks)	1,500	4,138
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	5,564
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	400	4,859
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	6,948
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	14,407
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	100	11,865
Shimizu Corporation (Industrials, Construction & Engineering)	1,000	3,193
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	900	48,107
Shinsei Bank Limited (Financials, Commercial Banks)	3,000	3,487
Shionogi & Company Limited (Health Care, Pharmaceuticals)	700	10,085
Shiseido Company Limited (Consumer Staples, Personal Products)	800	11,393
Shizuoka Bank Limited (Financials, Commercial Banks)	1,000	10,384
Showa Denko KK (Materials, Chemicals)	3,000	5,058
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	500	2,574
SMC Corporation (Industrials, Machinery)	100	15,697
Softbank Corporation (Information Technology, IT Services)	2,000	81,487
Sojitz Corporation (Industrials, Trading Companies & Distributors)	3,100	4,157
Sony Corporation (Consumer Discretionary, Household Durables)	2,300	25,880
Sony Financial Holdings Incorporated (Financials, Insurance)	400	6,580
Square Enix Company Limited (Information Technology, Software)	100	1,676
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	300	4,433
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)†	300	2,261
Sumitomo Chemical Company Limited (Materials, Chemicals)	3,000	7,817
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,600	34,403
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	1,700	19,107
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	3,436
Sumitomo Metal Industries Limited (Materials, Metals & Mining)	8,000	11,342
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	10,320
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,000	92,879
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	7,000	19,490
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	24,382
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	400	4,879
Suzuken Company Limited (Health Care, Health Care Providers & Services)	200	6,772
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	800	14,591
T&D Holdings Incorporated (Financials, Insurance)	1,300	13,150
Taiheiyo Cement Corporation (Materials, Construction Materials)	3,000	6,476
Taisei Corporation (Industrials, Construction & Engineering)	2,000	5,441
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	100	8,059
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	7,140
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	1,800	84,373
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	500	7,414
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	11,434
Teijin Limited (Materials, Chemicals)	2,000	4,394
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	300	13,277
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	700	8,833
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,492
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	8,110
THK Company Limited (Industrials, Machinery)	300	4,682
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	200	9,170
Tobu Railway Company Limited (Industrials, Road & Rail)	2,000	11,112
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	5,215
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	6,527
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)†	1,100	7,685
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)†	3,700	6,191

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Japan (continued)
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	$18,775
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,000	33,106
Tokyu Corporation (Industrials, Road & Rail)	3,000	14,752
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	4,905
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	8,455
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	5,850
Toray Industries Incorporated (Materials, Chemicals)	3,000	18,315
Toshiba Corporation (Information Technology, Computers & Peripherals)	9,000	28,737
Tosoh Corporation (Materials, Chemicals)	1,000	2,107
TOTO Limited (Industrials, Building Products)	1,000	7,459
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	400	4,307
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	100	2,065
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	2,296
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	400	11,240
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	6,200	245,086
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	500	10,205
Trend Micro Incorporated (Information Technology, Software)	200	5,543
Tsumura & Company (Health Care, Pharmaceuticals)	100	3,082
UBE Industries Limited Japan (Materials, Chemicals)	2,000	4,368
Uni-Charm Corporation (Consumer Staples, Household Products)	300	17,453
Ushio Incorporated (Industrials, Electrical Equipment)	300	3,525
USS Company Limited (Consumer Discretionary, Specialty Retail)	50	5,371
West Japan Railway Company (Industrials, Road & Rail)	400	17,498
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	34	11,694
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	8,583
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	210	10,112
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	400	4,016
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	700	6,062
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	900	14,943
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	2,991
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	5,831

		4,524,651

Luxembourg : 0.43%
Acergy SA (Energy, Energy Equipment & Services)	658	15,123
ArcelorMittal (Materials, Metals & Mining)	2,120	31,612
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	148	12,739
SES SA (Consumer Discretionary, Media)	650	16,727
Tenaris SA (Energy, Energy Equipment & Services)	1,111	23,127

		99,328

Netherlands : 2.80%
Aegon NV (Financials, Insurance)	3,890	19,977
Akzo Nobel NV (Materials, Chemicals)	546	31,467
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	954	54,039
Boskalis Westminster NV (Industrials, Construction & Engineering)	187	6,320
Corio NV (Financials, REITs)	160	6,812
D.E Master Blenders 1753 NV (Consumer Staples, Food Products)†	1,393	16,407
Delta Lloyd NV (Financials, Insurance)	274	3,776
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	933	35,581
Fugro NV (Energy, Energy Equipment & Services)	162	9,856
Gemalto NV (Information Technology, Computers & Peripherals)	186	14,741
Heineken Holding NV (Consumer Staples, Beverages)	228	10,551
Heineken NV (Consumer Staples, Beverages)	524	29,049
ING Groep NV (Financials, Diversified Financial Services)†	8,763	67,036
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	2,438	30,144
Koninklijke DSM NV (Materials, Chemicals)	365	17,117
Koninklijke Philips Electronics NV (Industrials, Industrial Conglomerates)	2,293	52,722
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	165	10,584
QIAGEN NV (Health Care, Life Sciences Tools & Services)†	533	9,583

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value
Netherlands (continued)
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	273	$8,876
Reed Elsevier NV (Consumer Discretionary, Media)	1,625	21,216
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	2,359	20,236
SBM Offshore NV (Energy, Energy Equipment & Services)†	434	6,136
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,443	8,561
TNT Express NV (Industrials, Air Freight & Logistics)	775	8,726
Unilever NV (Consumer Staples, Food Products)	3,687	128,598
Wolters Kluwer NV (Consumer Discretionary, Media)	717	12,896

		641,007

New Zealand : 0.13%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,330	4,867
Contact Energy Limited (Utilities, Electric Utilities)	981	3,846
Fletcher Building Limited (Materials, Construction Materials)	1,602	8,559
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,451	4,418
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	4,288	8,475

		30,165

Norway : 0.92%
Aker Solutions ASA (Industrials, Construction & Engineering)	397	7,248
DnB Nor ASA (Financials, Commercial Banks)	2,212	25,420
Gjensidige Forsikring ASA (Financials, Insurance)	504	6,470
Norsk Hydro ASA (Materials, Metals & Mining)	2,107	9,027
Orkla ASA (Industrials, Industrial Conglomerates)	1,805	13,337
Seadrill Limited (Energy, Energy Equipment & Services)	815	33,512
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,526	64,857
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,638	29,932
Yara International ASA (Materials, Chemicals)	440	21,532

		211,335

Portugal : 0.17%
Banco Espirito Santo SA (Financials, Commercial Banks)†	4,778	3,329
Energias de Portugal SA (Utilities, Electric Utilities)	4,491	10,947
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	524	7,873
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	499	8,335
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,477	7,208

		37,692

Singapore : 1.85%
Ascendas REIT (Financials, REITs)	4,000	7,573
CapitaLand Limited (Financials, Real Estate Management & Development)	6,000	14,489
CapitaMall Trust (Financials, REITs)	5,670	9,007
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	3,000	3,983
City Developments Limited (Financials, Real Estate Management & Development)	1,000	9,242
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	4,000	5,375
Cosco Corporation Singapore Limited (Industrials, Machinery)	2,000	1,556
DBS Group Holdings Limited (Financials, Commercial Banks)	4,027	46,683
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	13,173
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,000	15,331
Global Logistic Properties Limited (Financials, Real Estate Management & Development)	5,000	9,507
Golden Agri-Resources Limited (Consumer Staples, Food Products)	15,500	8,829
Hutchison Port Holdings Trust (Industrials, Transportation Infrastructure)	12,600	8,820
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	4,531
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	29,625
Keppel Land Limited (Financials, Real Estate Management & Development)	1,219	3,315
Neptune Orient Lines Limited (Industrials, Marine)†	2,000	1,749
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,753	5,781
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	5,757	42,906
SembCorp Industries Limited (Industrials, Machinery)	1,980	8,975

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Singapore (continued)
SembCorp Marine Limited (Industrials, Machinery)	2,000	$8,022
Singapore Airlines Limited (Industrials, Airlines)	1,600	13,670
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	11,296
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,000	12,740
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	3,000	8,207
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	18,000	48,953
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	1,000	2,896
United Overseas Bank Limited (Financials, Commercial Banks)	3,310	50,692
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	4,228
Wilmar International Limited (Consumer Staples, Food Products)	4,000	10,044
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	3,161

		424,359

Spain : 2.77%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	842	11,433
Acciona SA (Utilities, Electric Utilities)	64	2,993
Acerinox SA (Materials, Metals & Mining)	291	3,116
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	322	6,388
Amadeus IT Holding SA (Information Technology, IT Services)	733	16,374
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	12,182	93,054
Banco de Sabade SA (Financials, Commercial Banks)	4,883	14,126
Banco de Valencia SA (Financials, Commercial Banks)†	12	3
Banco Popular Espanol SA (Financials, Commercial Banks)«	2,636	6,011
Banco Santander Central Hispano SA (Financials, Commercial Banks)	22,287	158,946
Bankia SA (Financials, Commercial Banks)† «	2,196	3,939
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	930	10,978
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	1,840	7,017
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	1,534	8,144
Enagas SA (Utilities, Gas Utilities)	405	7,521
Gas Natural SDG SA (Utilities, Gas Utilities)	817	10,077
Grifols SA (Health Care, Biotechnology)†	348	9,805
Iberdrola SA (Utilities, Electric Utilities)	8,987	35,652
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	494	54,934
International Consolidated Airlines Group SA (Industrials, Airlines)†	2,318	5,219
Mapfre SA (Financials, Insurance)	1,936	4,700
Red Electrica de Espana SA (Utilities, Electric Utilities)	252	10,910
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	1,846	33,981
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)†	9,126	115,246
Zardoya-Otis SA (Industrials, Machinery)	388	4,495

		635,062

Sweden : 3.12%
Alfa Laval AB (Industrials, Machinery)	785	13,443
Assa Abloy AB Class B (Industrials, Building Products)	776	23,729
Atlas Copco AB Class A (Industrials, Machinery)	1,520	34,016
Atlas Copco AB Class B (Industrials, Machinery)	913	18,088
Boliden AB (Materials, Metals & Mining)	633	9,301
Electrolux AB Class B (Consumer Discretionary, Household Durables)	566	13,709
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	208	10,601
Getinge AB (Health Care, Health Care Equipment & Supplies)	471	14,033
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,064	74,678
Hexagon AB (Industrials, Machinery)	563	11,307
Holmen AB Class B (Materials, Paper & Forest Products)	131	3,383
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	5
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	942	4,516
Industrivarden AB Class C (Financials, Diversified Financial Services)	303	4,070
Investor AB (Financials, Diversified Financial Services)	1,072	22,210
Kinnevik Investment AB (Financials, Diversified Financial Services)	478	9,665
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)†	524	11,830
Modern Times Group AB Shares (Consumer Discretionary, Media)	107	4,888
Nordea Bank AB (Financials, Commercial Banks)	5,959	55,116

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security name	Shares	Value
Sweden (continued)
Ratos AB B Shares (Financials, Capital Markets)	494	$4,427
Sandvik AB (Industrials, Machinery)	2,271	30,384
Scania AB Class B (Industrials, Machinery)	753	12,963
Securitas AB (Industrials, Commercial Services & Supplies)	796	5,933
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,193	24,446
Skanska AB (Industrials, Construction & Engineering)	904	13,924
SKF AB Class B (Industrials, Machinery)	912	18,978
SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	392	2,963
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,361	24,334
Svenska Handelsbanken AB (Financials, Commercial Banks)	1,007	35,112
Swedbank AB (Financials, Commercial Banks)	1,860	32,553
Swedish Match AB (Consumer Staples, Tobacco)	466	19,366
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	748	13,159
Telefonaktiebolaget LM Ericsson Class B Shares (Information Technology, Communications Equipment)	6,817	63,824
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	4,900	33,867
Volvo AB Class B (Industrials, Machinery)	3,150	39,933

		714,754

Switzerland : 8.44%
ABB Limited (Industrials, Electrical Equipment)	4,996	86,921
Actelion Limited (Health Care, Biotechnology)	261	12,335
Adecco SA (Industrials, Professional Services)†	310	14,060
Aryzta AG (Consumer Staples, Food Products)	214	10,524
Baloise Holding AG (Financials, Insurance)	119	8,756
Banque Cantonale Vaudoise Waadtlaender Kantonalbank (Financials, Commercial Banks)	8	4,244
Barry Callebaut AG (Consumer Staples, Food Products)	5	4,732
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,186	72,735
Credit Suisse Group AG (Financials, Capital Markets)	2,643	51,049
Geberit AG (Industrials, Building Products)	87	18,344
Givaudan SA (Materials, Chemicals)	19	17,931
Holcim Limited (Materials, Construction Materials)	518	31,768
Julius Baer Group Limited (Financials, Capital Markets)	481	15,805
Julius Baer Holding AG (Financials, Capital Markets)	422	4,995
Kuehne & Nagel International AG (Industrials, Marine)	126	14,346
Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	2	6,232
Lonza Group AG (Health Care, Life Sciences Tools & Services)	135	6,252
Nestle SA (Consumer Staples, Food Products)	7,469	464,319
Novartis AG (Health Care, Pharmaceuticals)	5,207	306,791
Pargesa Holding SA (Financials, Diversified Financial Services)	68	4,323
Partners Group Holding AG (Financials, Diversified Financial Services)	34	6,546
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	116	10,753
Roche Holdings AG (Health Care, Pharmaceuticals)	1,590	289,454
Schindler Holding AG (Industrials, Machinery)	54	6,375
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	114	13,434
SGS SA (Industrials, Commercial Services & Supplies)	12	24,209
Sika AG (Materials, Chemicals)	5	9,663
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	23	2,734
Sulzer AG (Industrials, Machinery)	54	7,302
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	101	7,136
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	70	28,654
Swiss Life Holding (Financials, Insurance)	72	8,175
Swiss Prime Site AG (Financials, Real Estate Management & Development)	111	9,133
Swiss Re AG (Financials, Insurance)	800	50,152
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	53	21,284
Syngenta AG (Materials, Chemicals)	215	72,492
Transocean Limited (Energy, Energy Equipment & Services)	793	38,375
UBS AG (Financials, Diversified Financial Services)†	8,269	92,503
Zurich Financial Services AG (Financials, Insurance)	335	80,531

		1,935,367

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
United Kingdom : 23.03%
3I Group plc (Financials, Capital Markets)	2,452	$8,009
Aberdeen Asset Management plc (Financials, Capital Markets)	2,152	9,523
Admiral Group plc (Financials, Insurance)	478	9,002
Aggreko plc (Industrials, Commercial Services & Supplies)	621	23,271
AMEC plc (Energy, Energy Equipment & Services)	775	13,647
Anglo American plc (Materials, Metals & Mining)	3,015	83,779
Antofagasta plc (Materials, Metals & Mining)	922	16,206
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	3,185	29,029
Associated British Foods plc (Consumer Staples, Food Products)	833	17,512
AstraZeneca plc (Health Care, Pharmaceuticals)	2,863	133,494
Aviva plc (Financials, Insurance)	6,605	34,201
Babcock International Group plc (Industrials, Commercial Services & Supplies)	845	12,572
BAE Systems plc (Industrials, Aerospace & Defense)	7,352	37,181
Balfour Beatty plc (Industrials, Construction & Engineering)	1,748	7,783
Barclays plc (Financials, Commercial Banks)	26,338	76,637
BG Group plc (Health Care, Health Care Providers & Services)	7,493	153,243
BHP Billiton plc (Materials, Metals & Mining)	4,781	139,380
BP plc (Energy, Oil, Gas & Consumable Fuels)	43,071	301,841
British American Tobacco plc (Consumer Staples, Tobacco)	4,427	232,076
British Land Company plc (Financials, REITs)	2,000	17,133
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,476	29,919
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	17,668	61,046
Bunzl plc (Industrials, Trading Companies & Distributors)	773	13,796
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,032	22,171
Capita Group plc (Industrials, Professional Services)	1,555	17,827
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	297	10,182
Centrica plc (Utilities, Gas Utilities)	11,837	61,405
Cobham plc (Industrials, Aerospace & Defense)	2,441	8,500
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,302	48,431
Croda International plc (Materials, Chemicals)	315	11,784
Diageo plc (Consumer Staples, Beverages)	5,634	154,318
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	3,245
Evraz plc (Materials, Metals & Mining)	840	3,001
Experian Group Limited (Financials, Diversified Financial Services)	2,284	36,412
Fresnillo plc (Materials, Metals & Mining)	417	10,336
G4S plc (Industrials, Commercial Services & Supplies)	3,299	13,253
GKN plc (Consumer Discretionary, Auto Components)	3,655	12,391
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	11,354	256,906
Glencore International plc (Materials, Metals & Mining)	8,618	52,691
Hammerson plc (Financials, REITs)	1,664	12,075
HSBC Holdings plc (Financials, Commercial Banks)	40,744	353,949
ICAP plc (Financials, Capital Markets)	1,349	6,805
IMI plc (Industrials, Machinery)	727	9,928
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,274	88,681
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	50	7
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	1,038	9,436
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	681	17,355
Intertek Group plc (Industrials, Commercial Services & Supplies)	375	16,762
Invensys plc (Information Technology, IT Services)	1,912	7,332
Investec plc (Financials, Capital Markets)	1,365	8,136
ITV plc (Consumer Discretionary, Media)	8,593	11,366
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	2,772	14,419
Johnson Matthey plc (Materials, Chemicals)	476	18,159
Kazakhmys plc (Materials, Metals & Mining)	517	4,868
Kingfisher plc (Consumer Discretionary, Specialty Retail)	5,540	24,244
Land Securities Group plc (Financials, REITs)	1,834	23,035
Legal & General Group plc (Financials, Insurance)	13,734	27,914
Liberty International plc (Financials, REITs)	1,382	7,413
Lloyds TSB Group plc (Financials, Commercial Banks)†	96,114	50,836
London Stock Exchange Group plc (Financials, Diversified Financial Services)	375	5,916
Lonmin plc (Materials, Metals & Mining)	408	3,712
Man Group plc (Financials, Capital Markets)	4,781	5,413
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	3,713	21,095
Meggitt plc (Industrials, Aerospace & Defense)	1,821	11,427
Melrose plc (Industrials, Machinery)	2,724	10,292

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

Security name		Shares	Value
United Kingdom (continued)
National Grid plc (Utilities, Multi-Utilities)		8,101	$87,920
Next plc (Consumer Discretionary, Multiline Retail)		375	21,287
Old Mutual plc (Financials, Commercial Banks)		11,016	29,106
Pearson plc (Consumer Discretionary, Media)		1,847	35,046
Petrofac Limited (Energy, Energy Equipment & Services)		607	14,477
Prudential plc (Financials, Insurance)		5,790	72,354
Randgold Resources Limited (Materials, Metals & Mining)		201	20,171
Reckitt Benckiser Group plc (Consumer Staples, Household Products)		1,473	83,265
Reed Elsevier plc (Consumer Discretionary, Media)		2,756	25,841
Resolution Limited (Financials, Insurance)		3,218	11,027
Rexam plc (Materials, Containers & Packaging)		2,051	13,802
Rio Tinto plc (Materials, Metals & Mining)		2,963	128,700
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)		4,019	52,393
Royal Bank of Scotland Group plc (Financials, Commercial Banks)†		4,852	17,435
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		8,335	291,694
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		5,987	215,939
SABMiller plc (Consumer Staples, Beverages)		2,170	95,771
Sage Group plc (Information Technology, Software)		3,052	14,354
Schroders plc (Financials, Capital Markets)		283	6,385
Scottish & Southern Energy plc (Utilities, Electric Utilities)		2,132	46,311
Segro plc (Financials, REITs)		1,838	6,756
Serco Group plc (Industrials, Commercial Services & Supplies)		1,153	10,298
Severn Trent plc (Utilities, Water Utilities)		539	14,815
Shire Limited plc (Health Care, Pharmaceuticals)		1,273	38,729
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)		2,108	22,326
Smiths Group plc (Industrials, Industrial Conglomerates)		918	15,232
Standard Chartered plc (Financials, Commercial Banks)		5,454	120,506
Standard Life plc (Financials, Insurance)		5,505	23,190
Tate & Lyle plc (Consumer Staples, Food Products)		1,098	11,437
Tesco plc (Consumer Staples, Food & Staples Retailing)		18,198	97,263
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		1,012	3,402
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)		2,052	44,410
Unilever plc (Consumer Staples, Food Products)		2,905	104,432
United Utilities Group plc (Utilities, Multi-Utilities)		1,595	17,956
Vedanta Resources plc (Materials, Metals & Mining)		299	4,119
Veripos Incorporated (Industrials, Transportation Infrastructure)†		71	160
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		111,699	321,911
Weir Group plc (Industrials, Machinery)		497	12,887
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		416	14,070
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		5,293	23,533
Wolseley plc (Industrials, Trading Companies & Distributors)		667	26,922
WPP plc (Consumer Discretionary, Media)		2,853	36,921
Xstrata plc (Materials, Metals & Mining)		4,804	72,630

			5,280,891

Total Common Stocks (Cost $21,969,693)			22,463,692

	Dividend yield
Preferred Stocks : 0.53%

Germany : 0.53%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	5.80%	133	6,675
Henkel AG & Company KGaA ADR (Consumer Staples, Household Products)	1.20	403	30,459
Porsche AG (Consumer Discretionary, Automobiles)	1.84	356	18,404
ProSiebenSat.1 AG (Consumer Discretionary, Media)	6.12	200	4,819
RWE AG (Utilities, Electric Utilities)	6.69	95	3,579

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Dividend yield	Shares	Value
Germany (continued)
Volkswagen AG (Consumer Discretionary, Automobiles)		2.19%	329	$58,100

Total Preferred Stocks (Cost $100,504)				122,036

Short-Term Investments : 0.97%

		Yield
Investment Companies : 0.97%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16	168,257	168,257
Wells Fargo Securities Lending Cash Investment, LLC (l)(u)(r)(v)		0.19	53,255	53,255

Total Short-Term Investments (Cost $221,512)				221,512

Total investments in securities (Cost $22,291,709)*	99.48%			22,807,240

Other assets and liabilities, net	0.52			119,950

Total net assets	100.00%			$22,927,190

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $25,680,953 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,589,204
Gross unrealized depreciation	(5,462,917)

Net unrealized depreciation	$(2,873,713)

WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Index Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On August 31, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$22,463,692	$0	$0	$22,463,692
Preferred stocks	122,036	0	0	122,036
Short-term investments
Investment companies	168,257	53,255	0	221,512

	$22,753,985	$53,255	$0	$22,807,240

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$30,650	$0	$0	$30,650

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Derivative transactions

During the three months ended August 31, 2012, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2012, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Net unrealized gains (losses)
9-21-12	5 Long	MSCI EAFE E-Mini Index	$367,125	$30,650

The Portfolio had an average notional amount of $573,440 in long futures contracts during the three months ended August 31, 2012.

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.63%

Australia : 4.93%
Arrium Limited Npv (Materials, Metals & Mining)	934,300	$622,600
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	2,134,022
BlueScope Steel Limited (Materials, Metals & Mining)†	404,900	140,138
Boart Longyear Group (Energy, Energy Equipment & Services)	199,991	291,335
Cabcharge Australia Limited (Industrials, Commercial Services & Supplies)	50,364	289,827
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	1,777,997
Downer EDI Limited (Industrials, Commercial Services & Supplies)†	425,500	1,564,994
Goodman Fielder Limited (Consumer Staples, Food Products)	1,387,983	745,677
GrainCorp Limited (Consumer Staples, Food & Staples Retailing)(a)	114,000	1,085,923
GrainCorp Limited (Consumer Staples, Food & Staples Retailing)†	10,364	94,227
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	142,900	1,253,439
Metcash Limited (Consumer Staples, Food & Staples Retailing)	536,500	2,028,682
Mincor Resources NL (Materials, Metals & Mining)(i)	570,994	342,155
Myer Holdings Limited (Consumer Discretionary, Multiline Retail)	248,988	511,911
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	203,849
Westpac Banking Corporation (Financials, Commercial Banks)	91,800	2,349,265

		15,436,041

Austria : 0.84%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)†	22,100	446,426
OMV AG (Energy, Oil, Gas & Consumable Fuels)	41,100	1,363,471
Voestalpine AG (Materials, Metals & Mining)	29,200	836,107

		2,646,004

Belgium : 1.21%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	39,400	1,561,551
KBC Groep NV (Financials, Commercial Banks)	53,400	1,160,973
Tessenderlo Chemie NV (Materials, Chemicals) «	37,000	1,062,942

		3,785,466

Brazil : 2.17%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	1,490,216
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	84,400	3,567,427
Cia Saneamento Minas Gerais (Utilities, Water Utilities)	72,400	1,729,839

		6,787,482

Canada : 2.31%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	54,400	2,347,630
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	48,400	2,811,447
WestJet Airlines Limited (Industrials, Airlines)	120,000	2,075,577

		7,234,654

China : 2.29%
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,222,000	1,234,771
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,269,000	4,018,038
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	1,320,322
Lonking Holdings Limited (Industrials, Machinery)«	3,973,000	609,580

		7,182,711

Denmark : 0.70%
Danske Bank A/S (Financials, Commercial Banks)†	45,600	792,823

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value
Denmark (continued)
H. Lundbeck A/S (Health Care, Pharmaceuticals)	75,800	$1,397,223

		2,190,046

Finland : 0.45%
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,418,834

France : 7.54%
AXA SA (Financials, Insurance)	93,100	1,347,835
BNP Paribas SA (Financials, Commercial Banks)	30,200	1,312,591
Credit Agricole SA (Financials, Commercial Banks)†	219,328	1,279,489
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	44,500	615,413
Rallye SA (Consumer Staples, Food & Staples Retailing)	15,893	477,766
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	88,338	7,227,805
SCOR SE (Financials, Insurance)	109,700	2,696,832
Societe Generale SA (Financials, Diversified Financial Services)†	18,428	487,912
Societe Television Francaise 1 SA (Consumer Discretionary, Media)	133,100	1,243,880
Total SA (Energy, Oil, Gas & Consumable Fuels)	85,500	4,269,951
Vivendi SA (Consumer Discretionary, Media)	134,746	2,642,248

		23,601,722

Germany : 8.44%
Allianz AG (Financials, Insurance)	33,100	3,633,327
BASF SE (Materials, Chemicals)	46,500	3,615,125
Daimler AG (Consumer Discretionary, Automobiles)	69,300	3,399,456
Deutsche Bank AG (Financials, Commercial Banks)	41,200	1,465,249
E.ON AG (Utilities, Multi-Utilities)	52,800	1,214,340
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	1,893,832
Metro AG (Consumer Staples, Food & Staples Retailing)	49,800	1,500,191
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	2,916,448
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,402,766
RWE AG (Utilities, Multi-Utilities)	40,900	1,715,401
Volkswagen AG (Consumer Discretionary, Automobiles)	22,600	3,681,203

		26,437,338

Hong Kong : 1.54%
Guangdong Investment Limited (Utilities, Water Utilities)	2,772,000	2,047,919
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	664,964
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	861,032
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,240,441

		4,814,356

India : 0.55%
Tata Steel Limited GDR (Industrials, Machinery)(i)	245,900	1,721,300

Indonesia : 0.24%
PT Japfa Comfeed Indonesia (Consumer Staples, Food Products)(i)	1,621,000	756,523

Ireland : 0.00%
Allied Irish Banks plc (Financials, Commercial Banks)†	79,300	4,987
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	3,366

		8,353

Israel : 1.10%
Bank Hapoalim Limited (Financials, Commercial Banks)†	451,300	1,388,373
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,050,039

		3,438,412

2

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Italy : 1.68%
Enel SpA (Utilities, Multi-Utilities)	688,400	$2,268,578
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	2,996,361

		5,264,939

Japan : 20.14%
Adeka Corporation (Materials, Chemicals)	203,200	1,593,522
Aozora Bank Limited (Financials, Commercial Banks)	588,000	1,749,844
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,203,449
Comsys Holdings Corporation (Industrials, Construction & Engineering)	157,300	2,009,068
Edion Corporation (Consumer Discretionary, Specialty Retail)«	73,600	323,372
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)(i)	63,300	1,135,107
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,486,992
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	1,008,893
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,703,710
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	408,000	2,110,480
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	600	4,291,462
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,286,123
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	1,873,274
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,308,411
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	39,100	1,750,374
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	652,462
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	758,029
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	2,947,108
Nichirei Corporation (Consumer Staples, Food Products)	265,000	1,391,085
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	73,100	2,477,903
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	508,385
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,444,396
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,411,610
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	91,200	1,023,881
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,381,761
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	79,300	2,418,653
Rengo Company Limited (Materials, Containers & Packaging)	208,000	982,949
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	296,295
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,171,326
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,668,735
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	909,253
Sumitomo Corporation (Consumer Discretionary, Distributors)	285,000	3,771,122
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	69,900	2,164,092
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	613,000	1,706,801
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	281,908
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	950,406
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	1,915,065

		63,067,306

Liechtenstein : 0.19%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)(i)	7,800	580,078

Netherlands : 2.61%
Aegon NV (Financials, Insurance)«	151,800	779,584
ING Groep NV (Financials, Diversified Financial Services)†	237,100	1,813,801
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	241,100	2,981,002
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)«	52,700	2,471,476
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	127,200

		8,173,063

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Security name	Shares	Value
Norway : 1.34%
Atea ASA (Information Technology, IT Services)	158,200	$1,474,078
DnB Nor ASA (Financials, Commercial Banks)	98,900	1,136,556
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	61,700	1,584,194

		4,194,828

Poland : 0.44%
Asseco Poland SA (Information Technology, Software)	101,800	1,362,534

Portugal : 0.09%
Banco BPI SA (Financials, Commercial Banks)†	245,688	181,707
Banco Espirito Santo SA (Financials, Commercial Banks)†	131,400	91,562

		273,269

Russia : 2.23%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	150,014	3,540,330
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)«(i)	886	20,728
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)†	60,400	3,433,359

		6,994,417

Singapore : 0.55%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,730,582

South Africa : 0.52%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	1,627,536

South Korea : 2.21%
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	2,044,398
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	2,859,667
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	2,019,839

		6,923,904

Spain : 2.51%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,414,672
Banco Espanol de Credito SA (Financials, Commercial Banks)«	146,100	444,526
Banco Santander Central Hispano SA (Financials, Commercial Banks)	430,300	3,068,782
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	2,278,898
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	52,400	661,724

		7,868,602

Sweden : 1.44%
Boliden AB (Materials, Metals & Mining)	169,300	2,487,525
Saab AB (Industrials, Aerospace & Defense)	113,500	2,022,440

		4,509,965

Switzerland : 5.57%
Baloise Holding AG (Financials, Insurance)	28,800	2,119,200
Clariant AG (Materials, Chemicals)	93,515	1,049,068
Credit Suisse Group AG (Financials, Capital Markets)	76,500	1,477,595
Georg Fischer AG (Industrials, Machinery)	3,000	1,088,038
Novartis AG (Health Care, Pharmaceuticals)	40,400	2,380,329
Roche Holdings AG (Health Care, Pharmaceuticals)	21,200	3,859,390
Swiss Re AG (Financials, Insurance)	28,900	1,811,737
Zurich Financial Services AG (Financials, Insurance)	15,200	3,653,923

		17,439,280

4

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Shares	Value
Thailand : 0.51%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)		2,188,900	$1,599,675

United Kingdom : 20.29%
Amlin plc (Financials, Insurance)		190,400	1,165,772
AstraZeneca plc (Health Care, Pharmaceuticals)		140,400	6,546,465
Aviva plc (Financials, Insurance)		314,900	1,630,547
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	3,459,703
Barclays plc (Financials, Commercial Banks)		614,300	1,787,451
Bodycote plc (Industrials, Construction & Engineering)		65,396	361,568
BP plc (Energy, Oil, Gas & Consumable Fuels)		609,300	4,269,963
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,124,900	3,886,714
Cookson Group plc (Utilities, Multi-Utilities)		145,400	1,382,933
DS Smith plc (Industrials, Professional Services)		300,900	771,622
Firstgroup plc (Industrials, Road & Rail)		254,700	990,843
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		60,600	1,371,189
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		175,000	1,546,368
Home Retail Group plc (Consumer Discretionary, Internet & Catalog Retail)«		414,000	616,942
Inchcape plc (Consumer Discretionary, Distributors)		257,800	1,508,447
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)		608,700	3,166,336
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)		679,100	498,718
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		632,790	1,117,311
Old Mutual plc (Financials, Commercial Banks)		982,800	2,596,739
Pace plc (Consumer Discretionary, Household Durables)		374,800	1,065,277
Premier Foods plc (Consumer Staples, Food Products)†		31,510	29,269
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	803,526
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	500,206
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		264,000	9,521,962
Tesco plc (Consumer Staples, Food & Staples Retailing)		655,700	3,504,524
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		389,400	100,475
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,287,033
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,441,400	4,154,036
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)		223,600	2,132,036
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		399,400	1,775,726

			63,549,701

Total Common Stocks (Cost $362,972,729)			302,618,921

	Dividend yield
Preferred Stocks : 0.40%

Brazil : 0.40%
Cia Energetica de Minas Gerais (Utilities, Oil, Gas & Consumable Fuels)	6.70%	73,900	1,261,459

Total Preferred Stocks (Cost $1,057,889)			1,261,459

Short-Term Investments : 3.67%

	Yield
Investment Companies : 3.67%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	1,135,755	1,135,755
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.19	10,351,060	10,351,060

Total Short-Term Investments (Cost $11,486,815)			11,486,815

5

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

Total investments in securities (Cost $375,517,433)*	100.70%	315,367,195

Other assets and liabilities, net	(0.70)	(2,186,515)

Total net assets	100.00%	$313,180,680

†	Non-income-earning security
«	All or a portion of this security is on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7)of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $376,418,902 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,201,780
Gross unrealized depreciation	(84,253,487)

Net unrealized depreciation	$(61,051,707)

6

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage International Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On August 31, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$298,078,911	$4,540,010	$0	$302,618,921
Preferred stocks	1,261,459	0	0	1,261,459
Short-term investments
Investment companies	1,135,755	10,351,060	0	11,486,815

	$300,476,125	$14,891,070	$0	$315,367,195

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.56%

Consumer Discretionary : 9.99%

Household Durables : 3.55%
Harman International Industries Incorporated	11,219	$516,411
Newell Rubbermaid Incorporated	42,823	767,816
Toll Brothers Incorporated «†	16,443	538,015

		1,822,242

Media : 3.02%
DIRECTV Holdings LLC †	11,440	595,910
Omnicom Group Incorporated	6,831	350,908
Walt Disney Company	12,155	601,308

		1,548,126

Multiline Retail : 1.05%
Target Corporation	8,359	535,728

Specialty Retail : 1.71%
Home Depot Incorporated	15,492	879,171

Textiles, Apparel & Luxury Goods : 0.66%
Fossil Incorporated †	3,986	338,611

Consumer Staples : 4.66%

Beverages : 1.00%
PepsiCo Incorporated	7,091	513,601

Food & Staples Retailing : 1.69%
CVS Caremark Corporation	19,018	866,267

Household Products : 1.97%
Procter & Gamble Company	15,023	1,009,395

Energy : 15.07%

Energy Equipment & Services : 2.23%
Nabors Industries Limited «†	28,697	423,855
Noble Corporation	18,861	719,359

		1,143,214

Oil, Gas & Consumable Fuels : 12.84%
Apache Corporation	6,285	538,939
Chevron Corporation	9,622	1,079,204
ConocoPhillips Company	12,505	710,159
Devon Energy Corporation	10,909	630,867
Exxon Mobil Corporation	35,625	3,110,063
Whiting Petroleum Corporation †	11,509	512,381

		6,581,613

Financials : 25.70%

Capital Markets : 1.90%
Goldman Sachs Group Incorporated	4,329	457,662

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

Security name	Shares	Value
Capital Markets (continued)
State Street Corporation «	12,424	$516,838

		974,500

Commercial Banks : 4.79%
Comerica Incorporated	27,181	834,729
First Republic Bank Corporation	23,860	779,983
KeyCorp	100,004	843,034

		2,457,746

Consumer Finance : 2.61%
Capital One Financial Corporation	14,441	816,350
SLM Corporation	33,077	520,963

		1,337,313

Diversified Financial Services : 5.24%
Bank of America Corporation	88,002	703,136
Citigroup Incorporated	23,909	710,336
JPMorgan Chase & Company	34,262	1,272,491

		2,685,963

Insurance : 7.39%
ACE Limited	13,043	961,660
American International Group Incorporated †	14,826	508,977
MetLife Incorporated	24,297	829,257
The Hartford Financial Services Group Incorporated	23,640	423,865
The Travelers Companies Incorporated	16,479	1,066,850

		3,790,609

REITs : 3.77%
Alexandria Real Estate Equities Incorporated	10,770	795,903
Simon Property Group Incorporated	7,165	1,137,086

		1,932,989

Health Care : 11.67%

Health Care Equipment & Supplies : 0.93%
Stryker Corporation	8,944	476,357

Health Care Providers & Services : 1.93%
CIGNA Corporation	21,648	990,829

Pharmaceuticals : 8.81%
Abbott Laboratories	8,216	538,477
Hospira Incorporated «†	21,575	724,489
Johnson & Johnson Services Incorporated	13,433	905,787
Merck & Company Incorporated	14,622	629,477
Pfizer Incorporated	53,914	1,286,388
Teva Pharmaceutical Industries Limited ADR	10,838	428,968

		4,513,586

Industrials : 9.05%

Airlines : 0.90%
Southwest Airlines Company	51,941	464,353

2

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Commercial Services & Supplies : 0.98%
Waste Management Incorporated «	14,558	$503,416

Construction & Engineering : 0.95%
URS Corporation	13,349	486,037

Industrial Conglomerates : 3.67%
General Electric Company	90,765	1,879,743

Machinery : 1.59%
Dover Corporation	5,900	341,079
Eaton Corporation «	10,604	474,211

		815,290

Road & Rail : 0.96%
Norfolk Southern Corporation	6,808	493,308

Information Technology : 7.73%

Communications Equipment : 1.42%
Cisco Systems Incorporated	37,966	724,391

Computers & Peripherals : 3.00%
Apple Incorporated †	923	614,017
EMC Corporation †	18,639	490,019
Hewlett-Packard Company	25,662	433,175

		1,537,211

Internet Software & Services : 1.07%
Google Incorporated Class A †	802	549,442

IT Services : 1.02%
Accenture plc	8,512	524,339

Semiconductors & Semiconductor Equipment : 1.22%
Maxim Integrated Products Incorporated	23,044	625,414

Materials : 3.00%

Chemicals : 2.24%
Ashland Incorporated	8,952	659,136
Huntsman Corporation «	34,136	490,876

		1,150,012

Metals & Mining : 0.76%
Alcoa Incorporated «	45,463	389,163

Telecommunication Services : 2.98%

Diversified Telecommunication Services : 2.98%
AT&T Incorporated	32,094	1,175,924
Verizon Communications Incorporated	8,156	350,219

		1,526,143

Utilities : 6.71%

Electric Utilities : 2.41%
Duke Energy Corporation	7,666	496,603

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

Security name			Shares	Value
Electric Utilities (continued)
Entergy Corporation			10,849	$738,600
				1,235,203

Multi-Utilities : 2.83%
Dominion Resources Incorporated			13,361	701,185
NiSource Incorporated «			30,936	752,982
				1,454,167

Water Utilities : 1.47%
American Water Works Company Incorporated			20,426	753,107
Total Common Stocks (Cost $43,699,260)				49,508,599

			Principal
Other : 0.05%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$93,065	25,128
Total Other (Cost $10,572)				25,128

Short-Term Investments : 6.33%

		Yield		Shares
Investment Companies : 6.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	24,019	24,019
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)		0.19	3,222,053	3,222,053

Total Short-Term Investments (Cost $3,246,072)				3,246,072

Total investments in securities (Cost $46,955,904)*	102.94%			52,779,799

Other assets and liabilities, net	(2.94)			(1,509,067)

Total net assets	100.00%			$51,270,732

«	All or a portion of this security is on loan.
†	Non-income-earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $47,818,406 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,746,821
Gross unrealized depreciation	(785,428)

Net unrealized appreciation	$4,961,393

4

WELLS FARGO ADVANTAGE LARGE COMPANY VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Large Company Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$49,508,599	$0	$0	$49,508,599
Other	0	0	25,128	25,128
Short-term investments
Investment companies	24,019	3,222,053	0	3,246,072

	$49,532,618	$3,222,053	$25,128	$52,779,799

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 91.78%

Consumer Discretionary : 6.70%

Auto Components : 1.47%
Gentex Corporation	38,760	$679,075

Automobiles : 0.08%
Winnebago Industries Incorporated †	3,325	38,238

Diversified Consumer Services : 0.39%
Cambium Learning Group Incorporated †	22,672	21,765
Corinthian Colleges Incorporated †	79,450	160,489
Voyager Expanded Learning Incorporated †(a)(i)	58,950	0

		182,254

Hotels, Restaurants & Leisure : 1.39%
Century Casinos Incorporated †	176,870	465,168
Empire Resorts Incorporated †	39,303	77,034
Scientific Games Corporation Class A †	13,650	100,055

		642,257

Household Durables : 2.16%
Cavco Industries Incorporated †	13,980	640,284
KB Home Incorporated	4,970	54,869
Nobility Homes Incorporated †	35,095	208,464
Skyline Corporation	20,502	96,974

		1,000,591

Media : 0.75%
Outdoor Channel Holdings Incorporated	49,384	344,700

Specialty Retail : 0.46%
Monro Muffler Brake Incorporated	2,630	89,026
rue21 Incorporated †	4,435	125,555

		214,581

Consumer Staples : 1.13%

Household Products : 0.48%

WD-40 Company	4,505	219,889

Personal Products : 0.65%

Prestige Brands Holdings Incorporated †	18,760	301,286

Energy : 22.25%

Energy Equipment & Services : 7.47%
Helix Energy Solutions Group Incorporated †	28,430	500,937
Helmerich & Payne Incorporated	3,620	165,217
ION Geophysical Corporation †	76,830	501,700
Key Energy Services Incorporated †	11,255	89,027
Matrix Service Company †	52,803	615,683
Newpark Resources Incorporated †	97,320	669,562
Oceaneering International Incorporated	6,535	349,884
PHI Incorporated (non-voting) †	10,285	283,352
PHI Incorporated (voting) †	2,492	73,414
Willbros Group Incorporated †	42,014	205,869

		3,454,645

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 14.78%
Clean Energy Fuels Corporation †	9,825	$129,101
Energy XXI (Bermuda) Limited	2,500	82,225
Forest Oil Corporation †	7,465	55,316
InterOil Corporation †	49,129	3,907,721
McMoRan Exploration Company †	92,934	1,173,752
PetroQuest Energy Incorporated †	5,710	36,373
Range Resources Corporation	16,655	1,085,739
Triangle Petroleum Corporation †	53,393	366,810

		6,837,037

Financials : 17.61%

Capital Markets : 0.64%
Artio Global Investos Incorporated	95,800	296,980

Commercial Banks : 3.88%
1st United Bancorp Incorporated †	36,310	220,039
Bancorp Incorporated †	7,485	72,380
BBCN Bancorp Incorporated †	9,963	124,737
City National Corporation	3,255	167,144
First Horizon National Corporation	24,550	219,968
First Niagara Financial Group Incorporated	22,785	179,774
IBERIABANK Corporation	3,475	163,012
Pacific Premier Bancorp Incorporated †	33,751	307,472
Park Sterling Corporation †	11,460	55,008
Sterling Bancorp	15,650	155,405
Univest Corporation of Pennsylvania	5,959	97,906
Western Liberty Bancorp †	8,420	32,838

		1,795,683

Insurance : 2.83%
Argo Group International Holdings Limited	28,380	838,913
Hilltop Holdings Incorporated †	23,711	265,563
Mercury General Corporation	5,310	203,320

		1,307,796

REITs : 10.13%
Anworth Mortgage Asset Corporation	33,830	232,074
Capstead Mortgage Corporation	38,605	553,596
Chimera Investment Corporation	526,650	1,337,691
Crexus Investment Corporation	41,585	427,494
Hatteras Financial Corporation	10,875	315,266
MFA Mortgage Investments Incorporated	58,975	483,005
Origen Financial Incorporated	156,550	212,908
Redwood Trust Incorporated	25,326	362,922
UMH Properties Incorporated	67,607	760,579

		4,685,535

Thrifts & Mortgage Finance : 0.13%
Northwest Bancshares Incorporated	4,970	60,038

Health Care : 6.72%

Biotechnology : 1.42%
Amarin Corporation plc ADR †	5,160	70,640
Discovery Laboratories Incorporated †	163,815	527,484
Infinity Pharmaceuticals Incorporated †	3,385	61,472

		659,596

2

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care Equipment & Supplies : 2.97%
Allied Healthcare Products Incorporated †	85,090	$222,936
EnteroMedics Incorporated †	59,266	218,099
Orasure Technologies Incorporated †	96,234	934,432

		1,375,467

Health Care Providers & Services : 1.21%
Cross Country Healthcare Incorporated †	34,142	138,275
Ensign Group Incorporated	8,990	264,666
Gentiva Health Services Incorporated †	14,115	154,983

		557,924

Health Care Technology : 0.72%
Omnicell Incorporated †	23,310	334,732

Life Sciences Tools & Services : 0.40%
Nordion Incorporated	17,605	183,620

Industrials : 13.64%

Air Freight & Logistics : 0.36%
Pacer International Incorporated †	40,929	167,809

Airlines : 0.26%
JetBlue Airways Corporation †	24,480	119,952

Building Products : 0.24%
Patrick Industries Incorporated †	8,610	111,930

Commercial Services & Supplies : 4.50%
ABM Industries Incorporated	29,573	597,966
ACCO Brands Corporation †	53,200	350,588
GEO Group Incorporated	33,284	875,702
Healthcare Services Group	12,014	254,336

		2,078,592

Construction & Engineering : 4.84%
Chicago Bridge & Iron Company NV	16,695	614,710
Integrated Electrical Services Incorporated †	50,926	151,759
MYR Group Incorporated †	22,935	466,498
Primoris Services Corporation	61,511	756,585
Sterling Construction Company Incorporated †	25,873	250,709

		2,240,261

Electrical Equipment : 0.62%
Encore Wire Corporation	1,160	32,851
GrafTech International Limited †	27,115	254,068

		286,919

Machinery : 1.45%
Actuant Corporation Class A	10,070	283,168
Hardinge Incorporated	42,972	386,318

		669,486

Professional Services : 1.37%
Hill International Incorporated †	166,444	634,152

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO

Security name	Shares	Value
Information Technology : 7.90%

Communications Equipment : 1.70%
Brocade Communications Systems Incorporated †	46,885	$271,933
MRV Communications Incorporated	49,230	26,584
Sandvine Corporation †	434,590	485,394

		783,911

Computers & Peripherals : 1.22%
Cray Incorporated †	18,222	207,913
Intermec Incorporated †	60,290	356,917

		564,830

Electronic Equipment, Instruments & Components : 3.14%
Coherent Incorporated †	11,345	534,236
OSI Systems Incorporated †	7,740	573,534
Power One Incorporated †	56,320	345,805

		1,453,575

IT Services : 1.32%
Official Payments Holdings Incorporated †	152,977	608,848

Software : 0.52%
Accelrys Incorporated †	31,430	241,697

Materials : 14.52%

Containers & Packaging : 0.27%
Intertape Polymer Group Incorporated †	17,195	123,804

Metals & Mining : 14.09%
Eldorado Gold Corporation	18,020	239,306
Goldcorp Incorporated	15,290	628,572
Great Basin Gold Limited †	97,638	20,455
Petaquilla Minerals Limited †	29,655	10,824
Randgold Resources Limited ADR	29,755	3,063,872
Royal Gold Incorporated	9,505	836,630
San Gold Corporation †	89,190	68,676
Sandstorm Gold Limited †	98,314	955,463
Sandstorm Metals & Energy Limited †	57,229	17,127
Silver Standard Resources Incorporated †	13,399	198,707
Steel Dynamics Incorporated	8,645	105,642
United States Steel Corporation	19,165	372,759

		6,518,033

Paper & Forest Products : 0.16%
Wausau Paper Corporation	8,499	76,321

Telecommunication Services : 1.31%

Diversified Telecommunication Services : 1.31%
Cincinnati Bell Incorporated †	129,190	605,901

Total Common Stocks (Cost $35,174,873)		42,457,945

Investment Companies : 7.29%
iShares Russell 2000 Index ETF	14,760	1,198,364
iShares Russell 2000 Value Index ETF	16,470	1,184,358

4

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name				Shares	Value
Investment Companies (continued)
KBW Regional Banking ETF				3,242	$90,095
Market Vectors Junior Gold Miners ETF				41,561	901,042

Total Investment Companies (Cost $3,590,983)					3,373,859

			Expiration date

Warrants : 0.12%

Health Care : 0.12%

Health Care Equipment & Supplies : 0.12%
EnteroMedics Incorporated †(a)(i)			5-14-16	9,104	18,995
EnteroMedics Incorporated †(a)(i)			9-28-16	16,376	37,640

Total Warrants (Cost $0)					56,635

		Yield
Short-Term Investments : 1.05%

Investment Companies : 1.05%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%		483,874	483,874

Total Short-Term Investments (Cost $483,874)					483,874

Total investments in securities (Cost $39,249,730)*	100.24%				46,372,313

Other assets and liabilities, net	(0.24)				(109,732)

Total net assets	100.00%				$46,262,581

†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $41,289,735 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,782,849
Gross unrealized depreciation	(4,700,271)

Net unrealized appreciation	$5,082,578

5

WELLS FARGO ADVANTAGE SMALL CAP VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Cap Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities are categorized as Level 2 in these circumstances and may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On August 31, 2012, fair value pricing was not used in pricing foreign securities.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$42,457,945	$0	$0	$42,457,945
Investment companies	3,373,859	0	0	3,373,859
Warrants	0	56,635	0	56,635
Short-term investments
Investment companies	483,874	0	0	483,874

	$46,315,678	$56,635	$0	$46,372,313

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 96.58%

Consumer Discretionary : 15.25%

Hotels, Restaurants & Leisure : 1.65%
Caribou Coffee Company Incorporated †	49,430	$632,210
Del Frisco’s Restaurant Group Incorporated †	42,510	630,848
Life Time Fitness Incorporated †	29,930	1,421,076

		2,684,134

Household Durables : 1.19%
Ethan Allen Interiors Incorporated	59,260	1,308,461
The Ryland Group Incorporated	23,470	629,231

		1,937,692

Leisure Equipment & Products : 0.69%
Brunswick Corporation	47,340	1,121,485

Media : 1.84%
Arbitron Incorporated	42,340	1,489,098
Lions Gate Entertainment Corporation †«	101,930	1,506,525

		2,995,623

Specialty Retail : 7.76%
Cabela’s Incorporated †	37,670	1,808,537
Chico’s FAS Incorporated	54,850	1,038,859
Dick’s Sporting Goods Incorporated	39,110	1,946,114
Express Incorporated †	58,140	907,565
Finish Line Incorporated Class A	74,800	1,717,408
GNC Holdings Incorporated Class A	41,110	1,597,124
Mattress Firm Holding Corporation †	35,140	1,131,157
rue21 Incorporated †	25,610	725,019
Sonic Automotive Incorporated	97,030	1,733,926

		12,605,709

Textiles, Apparel & Luxury Goods : 2.12%
Hanesbrands Incorporated †	69,030	2,238,643
Wolverine World Wide Incorporated	25,790	1,212,904

		3,451,547

Consumer Staples : 0.96%

Food & Staples Retailing : 0.28%
Chef’s Warehouse Incorporated †	29,720	456,796

Food Products : 0.68%
Calavo Growers Incorporated	41,550	1,098,582

Energy: 6.86%

Energy Equipment & Services : 2.58%
McDermott International Incorporated †	73,930	845,370
OYO Geospace Corporation †	10,350	947,957
Pacific Drilling SA †	97,640	937,344
Superior Energy Services Incorporated †	70,110	1,456,185

		4,186,856

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 4.28%
Ceres Incorporated †	47,004	$321,037
Energy XXI (Bermuda) Limited	58,610	1,927,683
GasLog Limited †	81,300	904,056
Goodrich Petroleum Corporation †	79,140	1,005,078
Gulfport Energy Corporation †	42,840	1,126,692
Rosetta Resources Incorporated †	39,030	1,675,948

		6,960,494

Financials : 9.43%

Capital Markets : 5.26%
Evercore Partners Incorporated Class A	73,390	1,812,733
LPL Financial Holdings Incorporated	57,160	1,638,777
Medley Capital Corporation	89,360	1,169,722
New Mountain Finance Corporation	79,395	1,176,634
Stifel Financial Corporation †	49,990	1,633,673
Walter Investment Management	39,960	1,118,480

		8,550,019

Commercial Banks : 2.44%
CapitalSource Incorporated	185,040	1,282,327
Signature Bank †	15,870	1,025,678
SVB Financial Group †	28,520	1,653,875

		3,961,880

Consumer Finance : 0.77%
DFC Global Corporation †	67,040	1,248,285

Insurance : 0.96%
Argo Group International Holdings Limited	53,060	1,568,454

Health Care : 18.72%

Biotechnology : 2.88%
Alnylam Pharmaceuticals Incorporated †	75,430	1,379,615
Curis Incorporated †	250,080	1,100,352
Exelixis Incorporated †	217,870	965,164
Seattle Genetics Incorporated †«	46,780	1,241,541

		4,686,672

Health Care Equipment & Supplies : 6.35%
Cerus Corporation †	309,140	986,157
DexCom Incorporated †	86,880	1,155,504
Endologix Incorporated †	75,451	903,148
HeartWare International Incorporated †	12,480	1,117,834
Insulet Corporation †	61,470	1,289,026
Natus Medical Incorporated †	65,690	769,230
Novadaq Technologies Incorporated †	77,160	613,422
NuVasive Incorporated †	76,660	1,615,993
Spectranetics Corporation †	112,600	1,366,964
STAAR Surgical Company †	75,490	494,460

		10,311,738

Health Care Providers & Services : 4.27%
Acadia Healthcare Incorporated †	62,120	1,191,462
Capital Senior Living Corporation †	115,790	1,392,954
Catamaran Corporation †	14,041	1,223,673
Ensign Group Incorporated	58,100	1,710,464

2

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Health Care Providers & Services (continued)
Team Health Holdings Incorporated †	49,690	$1,418,650

		6,937,203

Health Care Technology : 3.12%
Medidata Solutions Incorporated †	45,780	1,605,962
Omnicell Incorporated †	148,100	2,126,716
Vocera Communications Incorporated †	47,710	1,343,514

		5,076,192

Life Sciences Tools & Services : 1.34%
Fluidigm Corporation †	50,200	785,128
ICON plc ADR †	60,900	1,395,828

		2,180,956

Pharmaceuticals : 0.76%
Salix Pharmaceuticals Limited †	28,050	1,233,078

Industrials : 16.18%

Aerospace & Defense : 0.69%
Esterline Technologies Corporation †	18,760	1,121,848

Air Freight & Logistics : 0.98%
Hub Group Incorporated Class A †	53,100	1,598,310

Airlines : 0.82%
Spirit Airlines Incorporated †	68,240	1,334,092

Building Products : 1.68%
AO Smith Corporation	30,830	1,686,709
Apogee Enterprises Incorporated	65,950	1,042,010

		2,728,719

Commercial Services & Supplies : 2.35%
ACCO Brands Corporation †	212,810	1,402,418
Copart Incorporated †	40,522	1,082,343
Encore Capital Group Incorporated †	47,715	1,337,451

		3,822,212

Construction & Engineering : 1.46%
Great Lakes Dredge & Dock Company	167,480	1,224,279
Shaw Group Incorporated †	27,190	1,144,155

		2,368,434

Electrical Equipment : 0.69%
Sensata Technologies Holdings NV †	37,040	1,112,311

Machinery : 1.54%
Actuant Corporation Class A	45,780	1,287,334
Colfax Corporation †	37,080	1,219,561

		2,506,895

Professional Services : 1.16%
Insperity Incorporated	56,860	1,390,227

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

Security name	Shares	Value
Professional Services (continued)
RPX Corporation †	42,770	$502,120

		1,892,347

Road & Rail : 2.91%
Genesee & Wyoming Incorporated †	18,910	1,201,920
Hertz Global Holdings Incorporated †	81,760	1,159,357
Quality Distribution Incorporated †	90,270	878,327
Swift Transportation Company †	107,850	878,978
Werner Enterprises Incorporated	27,610	614,323

		4,732,905

Trading Companies & Distributors : 1.90%
Beacon Roofing Supply Incorporated †	70,290	1,977,961
MSC Industrial Direct Company	16,100	1,115,730

		3,093,691

Information Technology : 25.25%

Communications Equipment : 2.82%
Aruba Networks Incorporated †	41,960	824,514
Infinera Corporation †	149,130	847,058
Palo Alto Networks Incorporated †	4,850	312,243
Procera Networks Incorporated †	45,850	971,562
Riverbed Technology Incorporated †	81,900	1,637,181

		4,592,558

Computers & Peripherals : 0.84%
Fusion-io Incorporated †	48,460	1,357,849

Electronic Equipment, Instruments & Components : 2.11%
InvenSense Incorporated †	31,540	396,773
Mercury Computer Systems Incorporated †	71,310	695,986
OSI Systems Incorporated †	31,480	2,332,663

		3,425,422

Internet Software & Services : 3.44%
Bankrate Incorporated †	87,190	1,497,924
Perficient Incorporated †	98,220	1,051,936
ValueClick Incorporated †	86,250	1,402,425
Vocus Incorporated †	84,290	1,636,912

		5,589,197

IT Services : 2.53%
Fleetcor Technologies Incorporated †	42,240	1,823,923
Interxion Holding NV †	98,990	1,889,719
ServiceSource International Incorporated †	43,320	401,143

		4,114,785

Semiconductors & Semiconductor Equipment : 4.17%
Cirrus Logic Incorporated †	66,300	2,762,721
Microsemi Corporation †	78,230	1,557,559
Peregrine Semiconductor Corporation †	29,050	461,895
PMC-Sierra Incorporated †	173,670	1,015,970
Silicon Laboratories Incorporated †	25,760	985,062

		6,783,207

4

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name				Shares	Value
Software : 9.34%
Bottomline Technologies Incorporated †				57,360	$1,287,158
Broadsoft Incorporated †				23,170	838,986
Cadence Design Systems Incorporated †				155,030	2,046,396
Concur Technologies Incorporated †				15,942	1,154,201
Envivio Incorporated †				64,760	170,319
Parametric Technology Corporation †				77,470	1,646,238
Realpage Incorporated †				56,080	1,430,601
Sourcefire Incorporated †				20,180	1,047,140
SS&C Technologies Holdings †				100,760	2,234,857
Synchronoss Technologies Incorporated †				39,150	900,842
Tangoe Incorporated †				77,720	1,259,064
Ultimate Software Group Incorporated †				11,780	1,168,458

					15,184,260

Materials : 3.93%

Chemicals : 3.38%
Calgon Carbon Corporation †				106,130	1,448,675
LSB Industries Incorporated †				41,890	1,579,253
Methanex Corporation				35,310	1,052,591
Olin Corporation				66,240	1,419,523

					5,500,042

Metals & Mining : 0.55%
Steel Dynamics Incorporated				72,650	887,783

Total Common Stocks (Cost $137,577,461)					157,000,262

				Principal
Other : 0.29%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				$1,732,345	467,733

Total Other (Cost $196,792)					467,733

		Yield	Shares
Short-Term Investments : 4.67%

Investment Companies : 4.67%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	6,483,710		6,483,710
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	1,112,858		1,112,858

Total Short-Term Investments (Cost $7,596,568)					7,596,568

Total investments in securities (Cost $145,370,821)*	101.54%				165,064,563

Other assets and liabilities, net	(1.54)				(2,496,172)

Total net assets	100.00%				$162,568,391

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.

5

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $147,899,162 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,168,214
Gross unrealized depreciation	(9,002,813)

Net unrealized appreciation	$17,165,401

6

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Growth (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

                prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$157,000,262	$0	$0	$157,000,262
Other	0	0	467,733	467,733

Short-term investments
Investment companies	6,483,710	1,112,858	0	7,596,568

	$163,483,972	$1,112,858	$467,733	$165,064,563

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Common Stocks : 97.36%

Consumer Discretionary : 15.19%

Auto Components : 0.95%
Dana Holding Corporation	142,600	$1,947,916

Automobiles : 1.22%
Thor Industries Incorporated «	80,110	2,518,658

Distributors : 0.89%
Core Mark Holding Company Incorporated	40,180	1,829,797

Hotels, Restaurants & Leisure : 2.75%
Ameristar Casinos Incorporated «	145,420	2,450,327
Ruby Tuesday Incorporated «†	298,360	2,016,914
WMS Industries Incorporated «†	74,130	1,180,891

		5,648,132

Household Durables : 1.05%
American Greetings Corporation Class A «	150,400	2,164,256

Leisure Equipment & Products : 0.79%
Arctic Cat Incorporated «†	37,700	1,630,902

Media : 1.18%
Cinemark Holdings Incorporated	83,530	1,956,273
Sinclair Broadcast Group Incorporated	40,290	465,752

		2,422,025

Specialty Retail : 4.00%
Aeropostale Incorporated †	194,700	2,712,171
Asbury Automotive Group Incorporated «†	77,260	2,139,329
Bebe Stores Incorporated	233,800	1,269,534
Rent-A-Center Incorporated	59,780	2,109,038

		8,230,072

Textiles, Apparel & Luxury Goods : 2.36%
G-III Apparel Group Limited «†	60,600	1,923,444
Hanesbrands Incorporated †	90,230	2,926,159

		4,849,603

Consumer Staples : 1.24%

Food & Staples Retailing : 0.56%
Roundy’s Parent Company Incorporated «	152,790	1,144,397

Food Products : 0.68%
Post Holdings Incorporated †	47,110	1,406,234

Energy : 6.20%

Energy Equipment & Services : 2.17%
Hercules Offshore Incorporated †	576,330	2,368,716
Hornbeck Offshore «†	53,840	2,091,146

		4,459,862

Oil, Gas & Consumable Fuels : 4.03%
Berry Petroleum Company Class A «	51,660	1,903,154

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Magnum Hunter Resources Corporation «†	547,800	$2,355,540
Rex Energy Corporation «†	157,500	1,951,425
Sanchez Energy Corporation «†	108,600	2,072,088

		8,282,207

Financials : 34.42%

Capital Markets : 2.25%
Greenhill & Company Incorporated «	56,140	2,450,511
Stifel Financial Corporation «†	66,670	2,178,776

		4,629,287

Commercial Banks : 11.22%
Associated Banc-Corp «	160,310	2,077,618
City National Corporation	45,900	2,356,965
FirstMerit Corporation «	132,900	2,085,201
Home Bancshares Incorporated «	80,160	2,525,842
Pacwest Bancorp «	94,660	2,203,685
SVB Financial Group †	43,130	2,501,109
Umpqua Holdings Corporation «	163,910	2,071,822
Webster Financial Corporation	102,700	2,185,456
Western Alliance Bancorp «†	274,400	2,554,664
Wintrust Financial Corporation «	67,060	2,508,715

		23,071,077

Diversified Financial Services : 0.83%
Portfolio Recovery Associates Incorporated «†	17,050	1,710,968

Insurance : 7.18%
Amtrust Financial Services Incorporated «	90,277	2,353,521
CNO Financial Group Incorporated «	265,200	2,360,280
Employers Holdings Incorporated	157,020	2,862,475
Meadowbrook Insurance Group Incorporated	115,680	878,011
Primerica Incorporated	73,600	2,146,176
Selective Insurance Group Incorporated «	111,630	2,001,526
United Fire Group Incorporated	97,660	2,162,192

		14,764,181

Real Estate Management & Development : 0.65%
Alexander & Baldwin Incorporated †	44,900	1,329,938

REITs : 10.07%
Ashford Hospitality Trust	191,400	1,584,792
Associated Estates Realty Corporation	110,770	1,684,812
Campus Crest Communities Incorporated	189,750	2,049,300
Cousins Properties Incorporated	263,749	2,107,355
DuPont Fabros Technology Incorporated «	77,690	2,141,136
LaSalle Hotel Properties «	75,020	2,044,295
Pebblebrook Hotel Trust	92,420	2,183,885
Redwood Trust Incorporated	141,870	2,032,997
Sabra Health Care REIT Incorporated	139,323	2,670,822
Sunstone Hotel Investors Incorporated †	212,300	2,214,289

		20,713,683

Thrifts & Mortgage Finance : 2.22%
BankUnited Incorporated	98,100	2,477,025

2

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Shares	Value
Thrifts & Mortgage Finance (continued)
Washington Federal Incorporated «	130,010	$2,093,161

		4,570,186

Health Care : 4.79%

Health Care Equipment & Supplies : 1.23%
Alere Incorporated †	134,700	2,529,666

Health Care Providers & Services : 2.06%
Ensign Group Incorporated	67,200	1,978,368
Lifepoint Hospitals Incorporated †	55,480	2,242,502

		4,220,870

Health Care Technology : 1.50%
Medassets Incorporated «†	180,930	3,088,475

Industrials : 12.56%

Aerospace & Defense : 2.68%
AAR Corporation «	131,000	1,949,280
Huntington Ingalls Industries Incorporated †	40,900	1,638,863
Orbital Sciences Corporation «†	139,010	1,918,338

		5,506,481

Air Freight & Logistics : 1.64%
Air Transport Services Group †	250,470	1,164,686
Atlas Air Worldwide Holdings Incorporated «†	42,900	2,209,350

		3,374,036

Construction & Engineering : 1.80%
Great Lakes Dredge & Dock Company «	306,490	2,240,442
Tutor Prini Corporation †	136,880	1,452,297

		3,692,739

Electrical Equipment : 0.56%
GrafTech International Limited «†	122,740	1,150,074

Machinery : 3.47%
Briggs & Stratton Corporation «	114,580	1,984,526
Kadant Incorporated †	70,080	1,592,918
Titan International Incorporated «	90,910	1,898,201
Wabash National Corporation «†	249,470	1,668,954

		7,144,599

Marine : 0.58%
Matson Incorporated «	52,700	1,195,763

Professional Services : 0.86%
FTI Consulting Incorporated «†	68,070	1,770,501

Road & Rail : 0.97%
Ryder System Incorporated	49,650	1,986,497

Information Technology : 14.59%

Communications Equipment : 0.94%
Black Box Corporation	74,570	1,938,074

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO

Security name	Shares	Value
Computers & Peripherals : 1.40%
Lexmark International Incorporated «	56,080	$1,217,497
QLogic Corporation «†	135,860	1,653,416

		2,870,913

Electronic Equipment, Instruments & Components : 4.88%
Aeroflex Holding Corporation †	245,770	1,744,967
Benchmark Electronics Incorporated †	124,530	1,998,707
Multi-Fineline Electronix Incorporated «†	81,350	1,993,075
Sanmina-SCI Corporation †	248,780	2,149,459
Synnex Corporation «†	62,500	2,158,125

		10,044,333

Internet Software & Services : 1.15%
EarthLink Incorporated	353,600	2,362,048

IT Services : 1.86%
CSG Systems International Incorporated «†	86,520	1,835,089
TNS Incorporated «†	136,380	1,992,512

		3,827,601

Semiconductors & Semiconductor Equipment : 4.16%
Integrated Silicon Solution Incorporated «†	174,990	1,734,151
Kulicke & Soffa Industries Incorporated †	268,470	3,041,765
MagnaChip Semiconductor Corporation †	143,150	1,933,957
Omnivision Technologies Incorporated «†	113,700	1,847,625

		8,557,498

Software : 0.20%
EPIQ Systems Incorporated	34,290	401,879

Materials : 5.48%

Chemicals : 2.99%
Cytec Industries Incorporated	32,615	2,233,149
Kraton Performance Polymers Incorporated †	105,240	2,257,398
Zep Incorporated	115,100	1,665,497

		6,156,044

Metals & Mining : 2.49%
A.M. Castle & Company «†	82,290	1,072,239
Horsehead Holding Corporation †	189,000	1,670,760
Suncoke Energy Incorporated †	149,900	2,371,418

		5,114,417

Telecommunication Services : 1.09%

Diversified Telecommunication Services : 1.09%
Iridium Communications Incorporated «†	302,380	2,240,636

Utilities : 1.80%

Electric Utilities : 1.80%
Great Plains Energy Incorporated	72,760	1,551,243
Portland General Electric Company	80,180	2,152,026

		3,703,269

4

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name			Principal	Value
Total Common Stocks (Cost $183,851,970)				$200,199,794

Other : 0.16%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)			$1,212,826	327,463

Total Other (Cost $137,776)				327,463

		Yield	Shares
Short-Term Investments : 33.91%

Investment Companies : 33.91%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16%	4,662,518	4,662,518
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19	65,073,155	65,073,155

Total Short-Term Investments (Cost $69,735,673)				69,735,673

Total investments in securities (Cost $253,725,419)*	131.43%			270,262,930

Other assets and liabilities, net	(31.43)			(64,625,102)

Total net assets	100.00%			$205,637,828

«	All or a portion of this security is on loan.
†	Non-income-earning security
(v)	Security represents investment of cash collateral received from securities on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $260,220,802 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,777,096
Gross unrealized depreciation	(10,734,968)

Net unrealized appreciation	$10,042,128

5

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Small Company Value Portfolio (the “Portfolio”).

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$200,199,794	$0	$0	$200,199,794
Other	0	0	327,463	327,463
Short-term investments
Investment companies	4,662,518	65,073,155	0	69,735,673

	$204,862,312	$65,073,155	$327,463	$270,262,930

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 98.01%
TIPS	0.13%	4-15-16	$3,586,344	$3,787,516
TIPS	0.13	4-15-17	525,314	563,564
TIPS	0.13	1-15-22	1,693,013	1,831,232
TIPS	0.13	7-15-22	2,259,972	2,450,481
TIPS	0.50	4-15-15	1,926,998	2,023,047
TIPS	0.63	7-15-21	3,715,883	4,208,237
TIPS	0.75	2-15-42	1,172,856	1,285,011
TIPS	1.13	1-15-21	3,393,256	3,969,845
TIPS	1.25	4-15-14	1,864,824	1,937,377
TIPS	1.25	7-15-20	3,503,593	4,139,989
TIPS	1.38	7-15-18	1,947,230	2,266,696
TIPS «	1.38	1-15-20	2,217,636	2,624,260
TIPS	1.63	1-15-15	2,102,923	2,254,562
TIPS	1.63	1-15-18	1,182,881	1,375,468
TIPS	1.75	1-15-28	1,319,810	1,695,955
TIPS	1.88	7-15-15	1,828,458	2,010,588
TIPS	1.88	7-15-19	1,697,915	2,065,886
TIPS	2.00	1-15-14	2,837,513	2,961,654
TIPS	2.00	7-15-14	2,434,560	2,596,419
TIPS	2.00	1-15-16	2,057,805	2,302,008
TIPS	2.00	1-15-26	2,236,995	2,911,065
TIPS	2.13	1-15-19	1,661,860	2,022,664
TIPS	2.13	2-15-40	966,056	1,420,253
TIPS	2.13	2-15-41	1,990,763	2,947,729
TIPS	2.38	1-15-17	2,275,600	2,661,207
TIPS	2.38	1-15-25	2,744,966	3,687,261
TIPS	2.38	1-15-27	1,797,724	2,461,899
TIPS	2.50	7-15-16	2,408,702	2,790,895
TIPS	2.50	1-15-29	1,442,772	2,052,681
TIPS	2.63	7-15-17	1,317,449	1,587,218
TIPS	3.38	4-15-32	633,418	1,046,971
TIPS	3.63	4-15-28	1,801,686	2,843,566
TIPS	3.88	4-15-29	2,212,280	3,654,410

Total U.S. Treasury Securities (Cost $69,833,456)				80,437,614

Other : 0.18%
Gryphon Funding Limited, Pass-Through Entity (i)(a)(v)			558,705	150,850

Total Other (Cost $63,468)				150,850

		Yield	Shares
Short-Term Investments : 3.20%

Investment Companies : 3.20%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)		0.01	878,330	878,330
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		019	1,744,182	1,744,182

Total Short-Term Investments (Cost $2,622,512)				2,622,512

Total investments in securities (Cost $72,519,436)*	101.39%			83,210,976

Other assets and liabilities, net	(1.39)			(1,139,957)

Total net assets	100.00%			$82,071,019

«	All or a portion of this security is on loan.
(i)	Illiquid security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO

(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $72,874,379 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,336,597
Gross unrealized depreciation	0

Net unrealized appreciation	$10,336,597

2

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Inflation-Protected Bond Portfolio (the”Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Valuation Procedures.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Treasury securities	$80,437,614	$0	$0	$80,437,614
Other	0	0	150,850	150,850
Short-term investments
Investment companies	878,330	1,744,182	0	2,622,512

	$81,315,944	$1,744,182	$150,850	$83,210,976

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 31.80%
FHLMC	3.50%	6-1-32	$1,449,441	$1,560,304
FHLMC Multifamily Structured Pass-Through Securities Series K701 ±	3.88	11-25-17	1,200,000	1,350,548
FHLMC Series 2416 Class PE	6.00	10-15-21	118,146	118,665
FHLMC Structured Pass-Through Securities Series T-20 Class A6 ±	7.47	9-25-29	277,146	293,022
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-43	1,613,242	1,921,242
FNMA	3.50	3-1-32	1,367,040	1,459,714
FNMA	3.50	6-1-32	1,482,635	1,587,547
FNMA	3.50	7-1-32	1,395,321	1,494,056
FNMA %%	3.50	9-1-42	300,000	318,047
FNMA	5.00	9-1-33	929,410	1,023,607
FNMA	5.50	2-1-36	2,545,412	2,759,643
FNMA %%	5.50	9-1-42	500,000	548,594
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12-25-41	345,036	390,387
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11-25-43	1,519,496	1,717,715
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	2-25-44	2,148,944	2,417,086
FNMA Series 1988-5 Class Z	9.20	3-25-18	89	89
FNMA Series 2002-90 Class A2	6.50	11-25-42	684,249	796,242
FNMA Series 2003-86 Class PT	4.50	9-25-18	917,924	988,181
FNMA Series 2003-97 Class CA	5.00	10-25-18	1,634,707	1,772,893
FNMA Series 2003-W4 Class 3A ±	6.82	10-25-42	611,813	720,157
FNMA Series 2004-W1 Class 2A2	7.00	12-25-33	327,439	396,273
FNMA Series 2006-M2 Class A2F ±	5.26	5-25-20	2,925,398	3,348,881
FNMA Whole Loan Series 2002-W4 Class A4	6.25	5-25-42	3,049,206	3,497,973
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	5-25-44	1,817,425	2,067,561
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	6-25-44	847,746	1,006,511
GNMA	6.50	10-15-23	78,160	89,932
GNMA	6.50	11-15-23	39,849	45,851
GNMA	6.50	11-15-23	29,475	34,019
GNMA	6.50	12-15-23	45,702	52,500
GNMA	6.50	1-15-24	88,264	102,464
GNMA	7.00	8-15-27	195,468	231,331
SBA Participation Certificates Series 2003-P10A Class 1	4.52	2-10-13	59,380	60,314
SBA Participation Certificates Series 2006-20B Class 1	5.35	2-1-26	1,405,442	1,582,814
SBA Participation Certificates Series 2006-20H Class 1	5.70	8-1-26	682,082	779,047
SBA Participation Certificates Series 2007-20J Class 1	5.57	10-1-27	1,389,288	1,584,850
U.S. Department of Housing & Urban Development Series 04-A	5.08	8-1-13	1,300,000	1,357,420

Total Agency Securities (Cost $36,252,668)				39,475,480

Asset-Backed Securities : 4.92%
Countrywide Asset Backed Certificates Series 2007-S2 Class A6 ±	5.78	5-25-37	878,628	735,103
GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN ±	0.46	8-25-35	238,170	155,192
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	7-15-29	340,906	356,150
GSAMP Trust Series 2005-SEA1 Class A ± 144A	0.58	1-25-35	145,561	141,556
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.51	1-20-35	1,523,318	1,441,742
KeyCorp Student Loan Trust Series 1999-B Class CTFS ±	1.15	11-25-36	1,800,000	1,432,512
RAAC Series 2007-RP4 Class A ± 144A	0.59	11-25-46	1,637,626	846,787
Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A ± 144A	0.37	7-25-37	1,219,487	995,102

Total Asset-Backed Securities (Cost $7,771,203)				6,104,144

Corporate Bonds and Notes : 27.84%

Consumer Discretionary : 2.65%

Diversified Consumer Services : 1.89%
Dartmouth College	4.75	6-1-19	600,000	708,918
Massachusetts Institute of Technology	7.25	11-2-96	500,000	846,395
Pepperdine University	5.45	8-1-19	600,000	724,494
Stewart Enterprises Incorporated	6.50	4-15-19	60,000	63,600

				2,343,407

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.76%
DIRECTV Holdings LLC	2.40%	3-15-17	$400,000	$411,915
Pearson Dollar Finance Two plc 144A	6.25	5-6-18	325,000	383,204
Time Warner Incorporated	3.40	6-15-22	140,000	147,344

				942,463

Consumer Staples : 2.58%

Food & Staples Retailing : 0.94%
SABMiller Holdings Incorporated 144A	3.75	1-15-22	500,000	542,587
Wal-Mart Stores Incorporated	5.80	2-15-18	500,000	622,506

				1,165,093

Food Products : 1.27%
Cargill Incorporated 144A	4.31	5-14-21	353,000	391,380
Kellogg Company	4.00	12-15-20	500,000	563,583
Kraft Foods Incorporated 144A	3.50	6-6-22	300,000	317,984
McCormick & Company Incorporated	5.75	12-15-17	250,000	303,220

				1,576,167

Household Products : 0.37%
Procter & Gamble Company	1.45	8-15-16	450,000	461,981

Energy : 1.42%

Oil, Gas & Consumable Fuels : 1.42%
Apache Corporation	3.25	4-15-22	250,000	268,303
Devon Energy Corporation	1.88	5-15-17	300,000	306,567
EQT Corporation	8.13	6-1-19	650,000	783,323
Phillips 66 144A	2.95	5-1-17	390,000	409,334

				1,767,527

Financials : 13.36%

Capital Markets : 1.36%
Bank of New York Mellon Corporation	2.30	7-28-16	250,000	261,571
Charles Schwab Corporation	6.38	9-1-17	500,000	606,413
Goldman Sachs Capital II ±	4.00	6-1-43	115,000	83,876
Goldman Sachs Group Incorporated	5.75	1-24-22	200,000	220,838
Morgan Stanley	4.10	1-26-15	500,000	511,728

				1,684,426

Commercial Banks : 5.41%
Chase Capital VI ±	1.07	8-1-28	1,000,000	751,373
Colonial Bank NA (s)	6.38	12-1-15	1,978,000	198
CoreStates Capital Trust II ± 144A	1.11	1-15-27	750,000	604,154
HSBC Capital Funding LP ± 144A	4.61	12-31-49	600,000	594,806
Manufacturers & Traders Trust Company ±	5.59	12-28-20	758,000	756,422
National Capital Commerce Incorporated ±(i)	1.44	4-1-27	400,000	298,214
National City Bank ±	0.84	6-7-17	500,000	472,178
NTC Capital Trust Series A ±	0.98	1-15-27	450,000	373,270
Regions Financial Corporation	5.75	6-15-15	760,000	807,500
TCF National Bank ±	2.10	6-15-14	1,375,000	1,375,713
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-49	700,000	687,750

				6,721,578

Diversified Financial Services : 2.58%
ABB Treasury Center USA Incorporated 144A	4.00	6-15-21	510,000	562,653

2

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Citigroup Incorporated	6.13%	11-21-17	$435,000	$502,273
Deutsche Bank Capital Funding Trust VII ± 144A	5.63	12-31-49	500,000	451,250
General Electric Capital Corporation ±	0.82	5-5-26	450,000	369,651
Toll Road Investment Partnership II LP 144A ¤	0.00	2-15-15	1,500,000	1,312,541

				3,198,368

Insurance : 1.57%
Metropolitan Life Global Funding I 144A	5.13	6-10-14	475,000	510,606
Minnesota Life Insurance Company 144A	8.25	9-15-25	650,000	853,890
NLV Financial Corporation 144A	7.50	8-15-33	565,000	589,031

				1,953,527

REITs : 2.44%
Boston Properties LP	3.70	11-15-18	180,000	190,978
Duke Realty LP	6.75	3-15-20	250,000	301,267
ERP Operation LP	4.63	12-15-21	470,000	539,074
Liberty Property LP	6.63	10-1-17	400,000	470,115
Potlatch Corporation	7.50	11-1-19	160,000	170,000
Realty Income Corporation	5.50	11-15-15	500,000	552,313
Simon Property Group LP	2.15	9-15-17	500,000	514,156
UDR Incorporated	4.63	1-10-22	260,000	285,738

				3,023,641

Health Care : 1.01%

Health Care Providers & Services : 0.51%
Roche Holdings Incorporated 144A	6.00	3-1-19	500,000	632,456

Pharmaceuticals : 0.50%
Schering-Plough Corporation	6.00	9-15-17	500,000	618,540

Industrials : 2.97%

Aerospace & Defense : 1.02%
BAE Systems plc 144A	4.75	10-11-21	470,000	515,306
Lockheed Martin Corporation	4.25	11-15-19	500,000	562,403
United Technologies Corporation	3.10	6-1-22	180,000	191,635

				1,269,344

Commercial Services & Supplies : 0.31%
Black & Decker «	5.75	11-15-16	325,000	378,700

Machinery : 0.42%
Caterpillar Incorporated	1.50	6-26-17	170,000	173,310
Deere & Company	2.60	6-8-22	340,000	350,632

				523,942

Road & Rail : 0.87%
Burlington Northern Santa Fe LLC	5.65	5-1-17	200,000	238,324
Ryder System Incorporated Series MTN	3.15	3-2-15	565,000	584,980
Union Pacific Corporation	2.95	1-15-23	250,000	257,885

				1,081,189

Transportation Infrastructure : 0.35%
Vessel Management Service	3.43	8-15-36	408,000	426,833

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 0.66%

Electronic Equipment, Instruments & Components : 0.24%
Jabil Circuit Incorporated	8.25%	3-15-18	$250,000	$300,000

IT Services : 0.42%
Fiserv Incorporated	3.13	10-1-15	500,000	522,089

Materials : 1.41%

Chemicals : 0.66%
Valspar Corporation	5.10	8-1-15	750,000	820,952

Metals & Mining : 0.75%
International Steel Group	6.50	4-15-14	100,000	104,204
Rio Tinto Finance USA Limited	3.75	9-20-21	370,000	396,886
Steel Dynamics Incorporated	6.75	4-1-15	185,000	188,700
Teck Resources Limited Company	3.00	3-1-19	240,000	242,075

				931,865

Telecommunication Services : 0.27%

Diversified Telecommunication Services : 0.27%
AT&T Incorporated	1.60	2-15-17	330,000	338,392

Utilities : 1.51%

Electric Utilities : 1.51%
Carolina Power & Light Company	2.80	5-15-22	400,000	415,407
Connecticut Light & Power	5.38	3-1-17	250,000	289,721
Great River Energy 144A	5.83	7-1-17	676,324	738,627
Otter Tail Corporation (i)	9.00	12-15-16	350,000	379,750
Wisconsin Electric Power Company	2.95	9-15-21	50,000	53,042

				1,876,547

Total Corporate Bonds and Notes (Cost $34,250,808)				34,559,027

Municipal Obligations : 9.16%

Arizona : 0.77%
Maricopa County AZ Elementary School District #28-Kyrene Elementary (Tax Revenue)	5.38	7-1-19	800,000	961,432

California : 0.90%
California State Build America Bonds Taxable Various Purpose (GO)	7.50	4-1-34	850,000	1,120,428

Georgia : 0.51%
Cherokee County GA School System Build America Bonds (Tax Revenue, State Aid Withholding Insured)	5.87	8-1-28	500,000	636,545

Indiana : 0.46%
Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	1-1-39	540,000	565,412

Kentucky : 0.31%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	7-1-37	375,000	386,775

Massachusetts : 0.82%
Boston MA Series C (Tax Revenue)	4.40	4-1-26	400,000	442,092
Massachusetts State Build America Bonds Series D (Tax Revenue)	4.50	8-1-31	500,000	573,240

				1,015,332

4

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Minnesota : 0.27%
Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85%	7-1-36	$335,000	$335,905

Missouri : 0.53%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.28	8-27-29	649,279	651,480

New Hampshire : 0.68%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	7-1-37	825,000	844,322

New Jersey : 1.05%
Hudson County NJ Improvement Authority Facilities (Lease Revenue, FSA Insured)	7.40	12-1-25	1,030,000	1,305,886

North Carolina : 0.82%
Duke University North Carolina Series A (Education Revenue, GO of University Insured)	5.85	4-1-37	750,000	1,013,265

Ohio : 0.59%
Ohio State Housing Finance Agency Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	9-1-25	705,000	737,909

West Virginia : 0.85%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	3-1-35	1,000,000	1,050,480

Wisconsin : 0.60%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series F (Housing Revenue, GO of Authority Insured)	5.73	9-1-37	740,000	742,538

Total Municipal Obligations (Cost $10,356,759)				11,367,709

Non-Agency Mortgage Backed Securities : 15.19%
Countrywide Alternative Loan Trust Series 2005-27 Class 3A1 ±	1.57	8-25-35	1,005,180	712,389
Countrywide Home Loans Series 2005-R3 Class AF ± 144A	0.64	9-25-35	1,544,543	1,288,702
Countrywide Home Loans Series 2006-OA5 Class 1A1 ±	0.44	4-25-46	1,501,317	960,493
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1 ±	2.73	6-25-34	1,000,181	985,324
Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	2-15-40	1,835,852	1,921,643
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A ±	0.58	1-19-35	40,244	28,954
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB ±	6.06	4-15-45	1,821,851	1,932,543
LF Rothschild Mortgage Trust Series 2 Class Z	9.95	8-1-17	14,795	16,068
Merrill Lynch Mortgage Trust Series 2006-C2 Class A2 ±	5.76	8-12-43	1,322,256	1,381,965
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ± 144A	6.50	10-25-34	1,552,455	1,523,838
Sequoia Mortgage Trust Series 10 Class 1A ±	1.04	10-20-27	688,616	679,360
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ± 144A (a)	0.52	5-25-47	2,681,140	1,393,120
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10-15-41	1,475,000	1,594,061
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 ± 144A	6.11	3-23-45	1,633,845	1,655,739
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.47	4-25-45	785,380	707,017
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A ±	1.15	2-25-46	1,742,756	1,469,851
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA ±	1.12	6-25-46	1,355,589	612,808

Total Non-Agency Mortgage Backed Securities (Cost $22,046,566)				18,863,875

5

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

Security name		Interest rate	Maturity date	Principal	Value
Term Loans : 0.28%
RMK Acquisition Corporation (Aramark) 1st Lien ±		1.97%	1-27-14	$26,337	$26,247
RMK Acquisition Corporation (Aramark) 1st Lien ±		2.34	1-27-14	326,927	325,818

Total Term Loans (Cost $353,264)					352,065

U.S. Treasury Securities : 4.71%
TIPS		0.75	2-15-42	2,335,558	2,558,896
U.S. Treasury Bond		3.88	8-15-40	375,000	471,504
U.S. Treasury Bond		4.25	11-15-40	2,105,000	2,811,491

Total U.S. Treasury Securities (Cost $4,674,394)					5,841,891

Yankee Corporate Bonds and Notes : 1.33%

Energy : 0.34%

Energy Equipment & Services : 0.34%
Ensco plc		4.70	3-15-21	200,000	224,549
Weatherford International Limited		4.50	4-15-22	190,000	195,068

					419,617

Financials : 0.99%

Commercial Banks : 0.52%
Rabobank Nederland NV ± 144A		11.00	12-29-49	500,000	647,500

Diversified Financial Services : 0.47%
Siemens Financieringsmaatschappij NV 144A		5.75	10-17-16	500,000	585,999

Total Yankee Corporate Bonds and Notes (Cost $1,545,182)					1,653,116

Other : 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				272,021	73,446

Total Other (Cost $30,901)					73,446

		Yield			Shares
Short-Term Investments : 4.55%

Investment Companies : 4.55%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.16		5,323,562	5,323,562
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19		330,599	330,599

Total Short-Term Investments (Cost $5,654,161)					5,654,161

Total investments in securities (Cost $122,935,906)*	99.84%				123,944,914

Other assets and liabilities, net	0.16				197,587

Total net assets	100.00%				$124,142,501

±	Variable rate investment
%%	Security issued on a when-issued basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
(i)	Illiquid security
¤	Security issued in zero coupon form with no periodic interest payments.

6

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued securities.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $123,471,834 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$8,356,640
Gross unrealized depreciation	(7,883,560)

Net unrealized appreciation	$473,080

7

WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Managed Fixed Income Portfolio (the “Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time, In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Inflation-indexed bonds and TIPS

The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$39,475,480	$0	$39,475,480
Asset-backed securities	0	6,104,144	0	6,104,144
Corporate bonds and notes	0	34,559,027	0	34,559,027
Municipal obligations	0	11,367,709	0	11,367,709
Non-agency mortgage backed securities	0	17,470,755	1,393,120	18,863,875
Term loans	0	352,065	0	352,065
U.S. Treasury securities	5,841,891	0	0	5,841,891
Yankee corporate bonds and notes	0	1,653,116	0	1,653,116
Other	0	0	73,446	73,446
Short-term investments
Investment companies	5,323,562	330,599	0	5,654,161

	$11,165,453	$111,312,895	$1,466,566	$123,944,914

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Non- agency mortgage backed securities	Other	Total
Balance as of May 31, 2012	$1,350,195	$375,000	$1,725,195
Accrued discounts (premiums)	0	0	0
Realized gains	0	238,580	238,580
Change in unrealized gains (losses)	73,565	(225,725)	(152,160)
Purchases	0	0	0
Sales	(30,640)	(314,409)	(345,049)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of August 31, 2012	$1,393,120	$73,446	$1,466,566

Change in unrealized gains (losses) relating to securities still held at August 31, 2012	$58,181	$0	$58,181

The following table summarizes quantitative information about the Portfolio’s Level 3 inputs as of August 31, 2012:

Quantitative information about Level 3 fair value measurements
Security types	Fair value at August 31, 2012	Valuation techniques	Significant unobservable inputs	Weighted average	Range	Impact to valuation from an increase in input*
Non-agency mortgage backed securities	$1,393,120	Adjusted broker quote	Single broker quote, Option adjusted spread (OAS)	N/A 881 basis points	N/A 881 basis points	Increase Decrease

Other	73,446	Liquidity discount	Discounts for the specific qualities of a security	20%	10% to 50%	Decrease

*	Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS —- August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 37.84%
FHLMC	6.00%	7-1-17	$107,792	$116,530
FHLMC	7.50	7-17-17	108,619	109,209
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	2-25-43	572,647	685,850
FHLMC Structured Pass-Through Securities Series T-54 Class 4A ±	3.13	2-25-43	647,317	644,586
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	3-25-43	934,716	1,067,115
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	7-25-43	761,340	879,860
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	9-25-43	947,780	1,128,730
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1 ±	1.35	2-25-45	578,158	562,747
FNMA ±	1.35	10-1-34	375,967	381,777
FNMA ±	1.35	4-1-44	274,311	278,504
FNMA ±	1.35	10-1-44	387,089	393,202
FNMA ±	1.75	9-1-33	234,926	241,589
FNMA ±	1.75	4-1-37	304,591	317,235
FNMA ±	1.78	10-1-33	606,221	628,395
FNMA ±	2.31	6-1-33	460,739	490,258
FNMA ±	2.37	1-1-36	322,239	340,785
FNMA ±	2.38	12-1-33	368,956	393,698
FNMA ±	2.39	4-1-34	526,182	545,741
FNMA ±	2.41	6-1-33	316,871	336,797
FNMA ±	2.50	8-1-35	470,768	498,210
FNMA ±	2.62	7-1-35	334,438	356,780
FNMA ±	3.04	7-1-17	40,969	42,011
FNMA	5.50	2-1-17	214,972	233,652
FNMA	6.50	12-1-15	66,571	69,343
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	5-25-42	196,526	234,578
FNMA Series 2002-90 Class A2	6.50	11-25-42	209,169	243,404
FNMA Series 2003-W4 Class 3A ±	6.82	10-25-42	511,204	601,731
FNMA Series 2004-W2 Class 2A2	7.00	2-25-44	403,626	466,869
FNMA Series 2007-88 Class HC ±	3.12	9-25-37	466,051	469,613
FNMA Whole Loan Series 2002-W10 Class A6	7.50	8-25-42	207,548	250,304

Total Agency Securities (Cost $12,238,419)				13,009,103

Asset-Backed Securities : 15.56%
Ally Auto Receivables Trust Series 2011-2 Class A3	1.18	4-15-15	200,000	201,024
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	3-17-14	34,828	34,851
Ally Auto Receivables Trust Series 2011-5 Class A3	0.99	11-16-15	125,000	125,950
Americredit Automobile Receivables Trust Series 2011-3 Class A2	0.84	11-10-14	68,643	68,710
Americredit Automobile Receivables Trust Series 2011-4 Class A2	0.92	3-9-15	68,612	68,742
Americredit Automobile Receivables Trust Series 2011-5 Class A2	1.19	8-8-15	96,619	97,011
BMW Vehicle Owner Trust Series 2011-A Class A2	0.63	2-25-14	51,029	51,063
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 ±	1.00	1-27-20	66,666	66,955
Brazos TX Higher Education Authority Incorporated Series 2005-1 ±	0.55	12-26-18	184,460	184,067
CNH Equipment Trust Series 2011-B Class A2	0.71	12-15-14	95,017	95,073
Ford Credit Auto Owner Trust Series 2011-B Class A3	0.84	6-15-15	100,000	100,391
GE Equipment Mid Ticket LLC Series 2011-1 Class A2	0.72	5-22-14	142,226	142,309
GE Equipment Small Ticket LLC Series 2011-2A Class A2 144A	1.14	6-23-14	100,000	100,213
GE Equipment Small Ticket LLC Series 2012-A Class A2 144A	0.85	11-21-14	175,000	175,367
GSAMP Trust Series 2005-SEA2 Class A1 ±	0.59	1-25-45	528,877	468,719
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF ±144A	0.59	3-25-35	375,603	310,626
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF ±144A	0.59	9-25-35	390,135	315,458
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.51	1-20-35	536,969	508,214
Honda Auto Receivables Owner Trust Series 2011-3 Class A2	0.67	4-21-14	120,415	120,575
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.40	1-20-36	756,495	717,506
Huntington Auto Trust Series 2011-1A Class A3 144A	1.01	1-15-16	175,000	176,001
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	1-15-14	112,818	112,993
Mercedes-Benz Auto Receivables Series 2011-1 Class A3	0.85	3-16-15	125,000	125,444
Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A ±	0.76	4-25-16	36,815	35,352
National Credit Union Administration Guaranteed Notes ±	0.26	6-12-13	275,000	275,025
Santander Drive Auto Receivables Trust Series 2011-2 Class A2	1.04	4-15-14	79,847	79,954

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Santander Drive Auto Receivables Trust Series 2011-3 Class A2	1.11%	8-15-14	$58,619	$58,764
Santander Drive Auto Receivables Trust Series 2011-4 Class A2	1.37	3-16-15	139,513	140,159
SBI Heloc Trust Series 2005-HE1 Class 1A ±144A	0.43	11-25-35	343,968	316,095
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	2-20-14	76,795	77,044

Total Asset-Backed Securities (Cost $5,637,911)				5,349,655

Corporate Bonds and Notes : 19.67%

Consumer Discretionary : 0.73%

Automobiles : 0.44%
Daimler Finance North America LLC 144A	1.88	9-15-14	150,000	152,081

Media : 0.29%
Time Warner Cable Incorporated	6.20	7-1-13	95,000	99,359

Consumer Staples : 3.30%

Beverages : 1.70%
Anheuser-Busch Companies Incorporated	4.38	1-15-13	200,000	202,407
Coca Cola Company	0.75	3-13-15	100,000	100,794
Coca Cola Enterprises	1.13	11-12-13	150,000	150,790
Miller Brewing Corporation 144A	5.50	8-15-13	125,000	130,076

				584,067

Food & Staples Retailing : 0.59%
Sysco Corporation	4.20	2-12-13	200,000	203,115

Food Products : 1.01%
General Mills Incorporated	5.65	9-10-12	105,000	105,059
Kellogg Company Series B	4.25	3-6-13	140,000	142,599
Kraft Foods Group Incorporated 144A	1.63	6-4-15	100,000	101,570

				349,228

Energy : 1.60%

Oil, Gas & Consumable Fuels : 1.60%
Chevron Corporation	3.95	3-3-14	125,000	131,443
ConocoPhillips Australia	5.50	4-15-13	125,000	128,769
Devon Energy Corporation	5.63	1-15-14	35,000	37,342
Northern National Gas Company 144A	5.38	10-31-12	250,000	251,770

				549,324

Financials : 8.51%

Capital Markets : 0.57%
Goldman Sachs Group Incorporated	5.25	4-1-13	190,000	194,828

Commercial Banks : 1.67%
AMEX Centurion Bank	1.00	9-23-13	245,000	245,957
Bank of Montreal ±	0.92	4-29-14	125,000	125,362
HSBC Bank plc 144A	1.63	8-12-13	200,000	201,125

				572,444

Consumer Finance : 2.89%
BMW Bank of North America	1.00	7-18-14	245,000	244,707
Caterpillar Financial Services Corporation «	2.00	4-5-13	150,000	151,499
John Deere Capital Corporation	1.88	6-17-13	300,000	303,684

2

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Toyota Motor Credit Corporation	1.00%	2-17-15	$125,000	$126,280
Unilever Capital Corporation	3.65	2-15-14	160,000	167,425

				993,595

Diversified Financial Services : 2.91%
American Express	5.88	5-2-13	125,000	129,331
Bank of America Corporation	4.90	5-1-13	175,000	179,236
Citigroup Incorporated	6.50	8-19-13	150,000	157,755
JPMorgan Chase & Company	4.75	5-1-13	175,000	179,710
New York Life Global Funding 144A	4.65	5-9-13	120,000	123,420
Pacific Life Global Funding 144A	5.15	4-15-13	100,000	102,773
WMC Finance USA Limited	5.13	5-15-13	125,000	129,149

				1,001,374

REITs : 0.47%
ERP Operating LP	5.25	9-15-14	150,000	162,029

Health Care : 0.21%

Pharmaceuticals : 0.21%
Sanofi-Aventis US LLC	1.20	9-30-14	70,000	70,980

Industrials : 1.91%

Building Products : 0.30%
Ingersoll-Rand Global Holding Company Limited	6.00	8-15-13	100,000	104,800

Electrical Equipment : 0.46%
General Electric Company	5.00	2-1-13	155,000	157,852

Industrial Conglomerates : 0.68%
University of Notre Dame	4.14	9-1-13	225,000	232,997

Road & Rail : 0.47%
Union Pacific Corporation	5.38	5-1-14	150,000	161,120

Materials : 0.38%

Metals & Mining : 0.38%
Alcan Incorporated	5.20	1-15-14	125,000	132,102

Telecommunication Services : 0.60%

Diversified Telecommunication Services : 0.60%
Verizon Communications Incorporated	5.25	4-15-13	200,000	205,868

Utilities : 2.43%

Electric Utilities : 1.33%
Monongahela Power Company 144A	7.95	12-15-13	85,000	92,147
Public Service Electric & Gas Company	5.38	9-1-13	200,000	209,522
Union Electric Company	4.65	10-1-13	150,000	155,191

				456,860

Gas Utilities : 1.10%
Atmos Energy Corporation	4.95	10-15-14	125,000	135,334
Duke Energy Corporation	5.63	11-30-12	165,000	166,992

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Gas Utilities (continued)
Public Service Company of Colorado	7.88%	10-1-12	$75,000	$75,389

				377,715

Total Corporate Bonds and Notes (Cost $6,734,860)				6,761,738

Loan Participation : 1.19%
United States Department of Agriculture Loan (a)	0.98	6-25-16	286,687	287,375
United States Department of Agriculture Loan (a)	5.37	9-8-19	122,158	121,377

Total Loan Participation (Cost $406,964)				408,752

Municipal Obligations : 2.67%

Arkansas : 0.36%
Arkansas State (GO)	1.50	7-1-13	125,000	125,944

California : 0.14%
University of California Revenues Series AA-2 (Education Revenue)	0.89	7-1-13	50,000	50,210

Illinois : 0.60%
Cook County Ill School District #135 Series A (Education Revenue)	4.75	5-1-14	100,000	101,977
Illinois State (GO)	4.07	1-1-14	100,000	103,663

				205,640

Maryland : 0.44%
Frederick MD Series A (GO)	2.00	12-1-12	150,000	150,519

Texas : 0.76%
El Paso TX (GO)	5.72	8-15-13	150,000	157,440
Galveston County TX Build America Bond (GO)	3.01	2-1-14	100,000	103,154

				260,594

Wisconsin : 0.37%
Outagamie County WI Build America Bond (GO)	2.50	4-1-13	125,000	126,359

Total Municipal Obligations (Cost $917,669)				919,266

Non-Agency Mortgage Backed Securities : 10.92%
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88	11-10-42	127,738	127,648
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	9-11-42	210,374	215,251
Countrywide Home Loans Series 2004-R1 Class 1AF ±144A	0.64	11-25-34	319,081	267,905
FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2 144A¤	0.00	10-25-12	940,000	939,812
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4 ±	5.05	7-10-45	311,333	311,276
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.64	6-25-34	323,400	275,702
JPMorgan Chase Commercial Mortgage Series 2010 C2 Class A1 144A	2.75	11-15-43	156,756	164,164
Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A ±	0.78	11-25-15	35,825	35,170
Structured Asset Securities Corporation Series 2004-NP2 Class A ±144A	0.59	6-25-34	331,119	292,750
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10-25-36	256,850	246,236
Structured Asset Securities Corporation Series 2006-RM1 Class A1 ±144A(a)	0.49	8-25-46	341,060	177,180
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(a)	0.52	5-25-47	900,097	467,690

4

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±		0.47%	4-25-45	$258,390	$232,609

Total Non-Agency Mortgage Backed Securities (Cost $4,509,692)					3,753,393

Yankee Corporate Bonds and Notes : 2.25%

Consumer Discretionary : 0.53%

Media : 0.53%
Thomson Reuters Corporation		5.95	7-15-13	175,000	182,666

Energy : 0.54%

Oil, Gas & Consumable Fuels : 0.54%
Shell International Finance BV		4.00	3-21-14	175,000	184,539

Financials : 0.44%

Diversified Financial Services : 0.44%
Diageo Capital plc		5.20	1-30-13	150,000	152,882

Health Care : 0.74%

Health Care Equipment & Supplies : 0.74%
Covidien International Finance SA		1.88	6-15-13	250,000	252,563

Total Yankee Corporate Bonds and Notes (Cost $770,006)					772,650

Other : 0.10%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				121,549	32,818
Total Other (Cost $13,808)					32,818

Short-Term Investments : 9.71%

		Yield		Shares
Investment Companies: 9.71%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.16		3,247,121	3,247,121
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)		0.19		90,192	90,192

Total Short-Term Investments (Cost $3,337,313)					3,337,313

Total investments in securities (Cost $34,566,642)*	99.91%				34,344,688

Other assets and liabilities, net	0.09				32,461

Total net assets	100.00%				$34,377,149

±	Variable rate investment
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.

5

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $34,767,372 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$677,114
Gross unrealized depreciation	(1,099,798)

Net unrealized depreciation	$(422,684)

6

WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Stable Income Portfolio (the “Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as subadviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012 the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$13,009,103	$0	$13,009,103
Asset-backed securities	0	5,349,655	0	5,349,655
Corporate bonds and notes	0	6,761,738	0	6,761,738
Loan participation	0	0	408,751	408,751
Municipal obligations	0	919,266	0	919,266
Non-agency mortgage backed securities	0	3,108,523	644,871	3,753,394
Yankee corporate bonds and notes	0	772,650		772,650
Other	0	0	32,818	32,818
Short-term investments
Investment companies	3,247,121	90,192	0	3,337,313

	$3,247,121	$30,011,127	$1,086,440	$34,344,688

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$(10,196)	$0	$0	$(10,196)

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Other	Loan participation	Non–agency mortgage backed securities	Total
Balance as of May 31, 2012	$167,564	$423,589	$629,312	$1,220,465 2
Accrued discounts (premiums)	0	23	0	23
Realized gains (losses)	106,606	(6)	0	106,600
Change in unrealized gains (losses)	(100,863)	6,222	38,476	(56,165)
Purchases	0	0	0	0
Sales	(140,489)	(21,077)	(22,917)	(184,483)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0

Transfer in from acquisition	0	0	0	0

Balance as of August 31, 2012	$32,818	$408,751	$644,871	$1,086,440

Change in unrealized appreciation (depreciation) relating to securities held at the end of reporting period	$0	$5,940	$32,874	$38,814

The following table summarizes quantitative information about the Portfolio’s Level 3 inputs as of August 31, 2012

Quantitative information about level 3 fair value measurements
Security types	Fair value at August 31, 2012	Valuation techniques	Significant Unobservable input(s)	Weighted average	Range	Impact to valuation from an increase in input*
Non-agency mortgage backed securities	$644,871	Adjusted broker quote	Single broker quote, Option adjusted spread (OAS)	N/A 883 basis points	N/A 881 to 884 basis points	Increase Decrease
Loan participation	408,751	Adjusted broker quote	Single broker quote, Option adjusted spread (OAS)	N/A 168 basis points	N/A 9 to 522 basis points	Increase Decrease
Other	32,818	Liquidity discount	Discounts for the specific qualities of a security	20%	11% to 50%	Decrease

*	Unless otherwise noted, this column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Derivative transactions

During the three months ended August 31, 2012, the Portfolio entered into futures contracts for speculative purposes.

At August 31, 2012, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at August 31, 2012	Unrealized gains (losses)
12-31-12	20 Short	5-Year U.S. Treasury Notes	$2,493,281	$(10,196)

As of August 31, 2012, the Portfolio had an average notional amount of $2,510,075 in short futures contracts during the three months ended August 31, 2012. As of August 31, 2012 the Portfolio had segregated $13,000 as cash collateral for open futures contracts.

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 39.10%
FHLMC %%	2.50%	10-1-27	$54,200,000	$56,113,938
FHLMC	3.00	7-1-32	1,757,856	1,861,821
FHLMC	3.50	1-1-32	725,451	774,591
FHLMC	3.50	8-1-32	3,397,862	3,628,022
FHLMC	3.50	8-1-32	1,442,499	1,552,831
FHLMC	3.50	8-1-32	2,805,992	3,020,614
FHLMC (a)	3.50	10-15-32	1,648,000	1,773,535
FHLMC (a)	3.50	10-15-32	839,000	895,569
FHLMC (a)	3.50	11-15-32	2,470,000	2,658,151
FHLMC	3.87	4-25-21	1,432,000	1,632,938
FHLMC	4.00	1-1-32	1,028,393	1,110,862
FHLMC	4.00	1-1-32	2,014,660	2,176,218
FHLMC	4.00	3-1-32	538,310	581,477
FHLMC	4.00	6-1-32	5,157,177	5,623,922
FHLMC	4.00	8-1-32	2,314,670	2,524,157
FHLMC	4.00	8-1-32	4,159,385	4,535,826
FHLMC	4.00	12-15-36	5,033,522	5,366,097
FHLMC	4.00	11-15-37	3,326,413	3,476,344
FHLMC	4.00	2-15-40	7,103,653	7,512,746
FHLMC	4.00	4-1-42	19,361,590	21,214,935
FHLMC	4.00	6-1-42	4,065,271	4,470,671
FHLMC	4.00	6-1-42	13,125,858	14,382,301
FHLMC	4.00	6-1-42	8,611,554	9,470,322
FHLMC	4.00	6-1-42	49,823,164	54,592,373
FHLMC	4.00	6-1-42	12,925,484	14,162,747
FHLMC (a)	4.00	9-25-42	26,214,000	28,792,722
FHLMC	4.50	5-1-42	13,698,841	15,261,986
FHLMC	4.50	6-1-42	9,614,196	10,711,250
FHLMC	4.50	6-1-42	9,079,178	10,115,183
FHLMC	4.50	6-1-42	22,267,612	24,808,520
FHLMC	4.50	8-1-42	7,013,193	7,813,453
FHLMC	5.00	8-1-39	28,349,093	31,815,569
FHLMC	5.00	4-1-41	3,378,188	3,823,801
FHLMC	5.00	5-1-41	2,960,143	3,348,724
FHLMC	5.00	7-1-41	10,727,712	11,744,465
FHLMC	5.00	8-1-41	27,866,849	31,462,543
FHLMC	5.00	4-1-42	3,706,367	4,159,575
FHLMC	5.50	7-1-38	12,483,925	14,035,229
FHLMC	5.50	12-15-39	23,892,461	27,155,454
FHLMC ±	5.59	10-1-38	754,621	818,549
FHLMC ±	5.64	11-1-39	19,296,018	20,956,440
FHLMC ±	5.72	11-1-37	50,382	54,492
FHLMC ±	5.90	3-1-37	122,916	133,630
FHLMC	6.00	8-1-17	74,208	80,164
FHLMC	6.00	10-1-17	164,007	177,170
FHLMC	6.00	2-1-23	93,256	102,921
FHLMC	6.00	3-1-34	713,599	800,043
FHLMC	6.00	2-1-35	1,105,261	1,239,151
FHLMC	6.00	12-1-35	13,074,155	14,657,946
FHLMC	6.00	3-1-36	6,271,222	7,030,791
FHLMC	6.50	4-1-21	45,417	47,351
FHLMC Series 1590 Class IA ±	1.30	10-15-23	85,045	86,751
FHLMC Series 1897 Class K	7.00	9-15-26	2,532	2,947
FHLMC Series 1935 Class FL ±	0.95	2-15-27	5,965	6,035
FHLMC Series 2423 Class MC	7.00	3-15-32	38,326	45,241
FHLMC Series 2980 Class QA	6.00	5-15-35	377,074	425,832
FHLMC Series 3529 Class AG	6.50	4-15-39	12,606,602	14,211,107
FHLMC Series 3622 Class WA	5.50	9-15-39	9,866,528	10,732,099
FHLMC Series 3715	4.50	8-15-40	1,619,000	1,837,873
FHLMC Series K003 Class AAVB	4.77	5-25-18	3,752,000	4,242,191
FHLMC Series K005 Class A2	4.32	11-25-19	5,117,000	5,905,489
FHLMC Series T-48 Class 1A3 Preassign 00764 ±	6.24	7-25-33	107,322	124,586
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	7-25-43	1,183,508	1,375,013
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10-25-43	1,614,520	1,858,902
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	3-25-44	1,650,094	1,893,671

1

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00%	7-25-43	$1,582,826	$1,829,232
FNMA ±	2.36	6-1-17	2,238	2,253
FNMA	2.50	10-1-27	24,100,000	24,988,688
FNMA %%	2.50	11-1-27	166,200,000	171,965,063
FNMA	3.00	7-1-32	1,998,508	2,075,486
FNMA	3.00	8-1-32	3,218,573	3,342,546
FNMA	3.50	1-1-32	3,517,352	3,755,801
FNMA	3.50	4-1-32	7,970,298	8,510,623
FNMA	3.50	4-1-32	4,891,295	5,222,887
FNMA	3.50	8-1-32	9,504,305	10,148,624
FNMA	3.50	9-1-32	2,974,461	3,184,937
FNMA	3.50	9-1-32	2,465,025	2,639,453
FNMA (a)	3.50	10-25-32	814,000	876,006
FNMA (a)	3.50	11-25-32	2,409,000	2,592,504
FNMA %%	3.50	11-1-42	21,500,000	22,689,218
FNMA	4.00	8-1-32	3,307,136	3,632,982
FNMA	4.00	8-1-32	2,398,355	2,634,661
FNMA	4.00	6-1-42	13,091,245	14,381,102
FNMA	4.00	7-1-42	46,025,029	50,559,794
FNMA	4.00	7-1-42	9,912,168	10,888,796
FNMA	4.00	7-1-42	18,795,958	20,647,890
FNMA	4.00	7-1-42	1,044,886	1,147,836
FNMA	4.00	7-1-42	7,014,976	7,706,149
FNMA	4.00	7-1-42	1,886,387	2,072,249
FNMA	4.00	8-1-42	50,284,595	55,239,047
FNMA	4.00	9-1-42	58,608,269	64,382,838
FNMA (a)	4.00	9-25-42	21,338,000	23,437,060
FNMA	4.50	7-1-42	4,926,708	5,527,647
FNMA (a)	4.50	9-15-42	3,191,000	3,554,744
FNMA	5.00	4-1-40	19,429,840	21,320,137
FNMA	5.00	3-1-41	685,038	779,051
FNMA	5.00	5-1-41	4,080,893	4,640,902
FNMA	5.00	6-1-41	1,930,189	2,195,084
FNMA	5.00	6-1-41	3,316,192	3,771,312
FNMA	5.00	6-1-41	2,609,629	2,967,774
FNMA	5.00	7-1-41	5,639,435	6,413,407
FNMA	5.00	7-1-41	44,830,805	50,859,463
FNMA	5.00	7-1-41	7,377,874	8,104,877
FNMA	5.00	8-1-41	2,278,717	2,591,451
FNMA	5.00	8-1-41	2,533,945	2,865,822
FNMA	5.00	8-1-41	2,594,606	2,950,668
FNMA	5.00	8-1-41	7,148,956	8,170,480
FNMA	5.00	8-1-41	2,413,769	2,738,362
FNMA	5.00	9-1-41	5,989,757	6,812,008
FNMA	5.00	9-1-41	2,217,887	2,534,814
FNMA	5.37	4-1-17	2,460,000	2,781,264
FNMA	5.40	5-1-17	3,249,437	3,677,247
FNMA	5.50	9-1-34	2,083,439	2,278,629
FNMA	5.50	4-1-36	1,833,654	2,013,766
FNMA	5.50	1-15-38	4,257,000	4,682,496
FNMA	5.50	7-1-39	2,035,490	2,296,492
FNMA ±	5.99	9-1-37	525,931	573,806
FNMA	6.00	5-1-17	88,813	94,797
FNMA	6.00	11-1-17	22,144	23,636
FNMA	6.00	4-1-22	44,491	49,035
FNMA	6.00	2-1-29	36,560	41,207
FNMA	6.00	3-1-33	213,522	241,096
FNMA	6.00	11-1-33	83,865	94,527
FNMA	6.00	3-1-34	53,118,392	59,723,461
FNMA	6.00	8-1-34	4,131,654	4,645,379
FNMA	6.00	8-1-34	1,884,290	2,123,844
FNMA	6.00	11-1-34	2,727,005	3,059,207
FNMA	6.00	12-1-34	10,545,132	11,856,427
FNMA	6.00	4-1-35	728,925	821,595
FNMA	6.00	4-1-35	21,118,787	23,745,479

2

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	4-1-35	$7,977,496	$8,949,311
FNMA	6.00	12-1-35	5,350,149	6,030,324
FNMA	6.00	8-1-36	8,688,794	9,747,258
FNMA	6.00	9-1-36	19,707,269	22,212,694
FNMA	6.00	7-1-37	13,547,867	15,231,947
FNMA	6.00	7-1-37	2,832,813	3,192,954
FNMA	6.00	10-1-38	8,895,250	9,825,978
FNMA	6.06	9-1-16	1,367,207	1,515,540
FNMA ±	6.27	9-1-37	3,671,077	4,021,746
FNMA ±	6.31	7-1-37	2,275,918	2,484,391
FNMA	6.50	6-1-17	97,851	105,190
FNMA	6.50	7-1-17	121,536	132,415
FNMA	6.50	10-1-36	4,640,390	5,286,751
FNMA	7.00	2-25-42	6,174,091	6,914,328
FNMA Series 1998-38 Class Pl	6.00	11-25-28	1,251,322	1,402,556
FNMA Series 1999-54 Class LH	6.50	11-25-29	47,506	54,431
FNMA Series 2002-14 Class A2	7.00	1-25-42	640,723	746,669
FNMA Series 2002-33 Class A2	7.50	6-25-32	1,235,815	1,464,003
FNMA Series 2003-W17 Class 1A7	5.75	8-25-33	2,097,000	2,462,816
FNMA Series 2004-45 Class VB	4.50	10-25-28	100,000	103,896
FNMA Series 2005-31 Class PB	5.50	4-25-35	75,000	93,821
FNMA Series 2005-5 Class PA	5.00	1-25-35	3,217,651	3,488,072
FNMA Series 2006-56 Class CA	6.00	7-25-36	1,228,604	1,378,371
FNMA Series 2009-30 Class AD	6.50	4-25-39	7,210,597	7,861,101
FNMA Series 2009-93 Class PD	4.50	9-25-39	2,855,335	3,066,627
FNMA Series 2009-M01 Class A2	4.29	7-25-19	7,116,000	8,098,122
FNMA Series 2009-M02 Class A3	4.00	1-25-19	6,433,000	7,208,627
FNMA Series 2010-054 Class EA	4.50	6-25-40	9,461,750	10,165,212
FNMA Series 2010-135 Class LM	4.00	12-25-40	490,315	524,644
FNMA Series 2010-M01 Class A2	4.45	9-25-19	2,860,000	3,281,781
FNMA Series 2010-M03 Class A3 ±	4.33	3-25-20	20,018,000	22,870,085
FNMA Series 2011 Class 53	4.50	6-25-41	7,077,884	7,501,029
FNMA Series 2011-53 Class TN	4.00	6-25-41	40,208,880	42,484,099
FNMA Series 2011-78 Class D	4.00	8-25-41	1,787,454	1,893,677
GNMA ±	3.50	5-20-41	2,555,481	2,732,617
GNMA ±	3.50	6-20-41	84,537	90,354
GNMA ±	3.50	10-20-41	2,732,927	2,922,363
GNMA	4.50	4-20-39	4,293,000	4,920,735
GNMA ##	6.00	1-15-40	17,659,401	19,883,263
GNMA	7.00	11-15-29	95,060	113,877
GNMA	7.75	9-20-20	55,113	57,445
GNMA	7.75	3-20-21	105,482	118,558
GNMA	7.75	7-20-21	36,276	36,772
GNMA	7.75	8-15-21	31,851	32,152
GNMA	8.05	7-15-19	46,541	52,339
GNMA	8.05	7-15-19	8,072	8,202
GNMA	8.05	8-15-19	19,212	19,415
GNMA	8.05	9-15-19	1,105	1,107
GNMA	8.05	9-15-19	15,696	15,749
GNMA	8.05	10-15-19	14,360	14,408
GNMA	8.05	10-15-19	7,661	7,685
GNMA	8.05	11-15-19	3,620	3,631
GNMA	8.05	11-15-19	13,344	13,388
GNMA	8.05	2-15-20	18,311	18,678
GNMA	8.05	10-15-20	13,171	13,215
GNMA	11.50	5-15-13	647	650
GNMA	11.50	6-15-13	98	98
GNMA II ±	3.00	8-20-41	2,845,097	3,025,238
GNMA II ±	3.00	8-20-41	3,645,231	3,877,856
GNMA II ±	3.00	10-20-41	2,491,889	2,650,912
GNMA II ±	3.00	11-20-41	5,450,987	5,796,123
GNMA II ±	3.00	1-20-42	448,508	476,906
GNMA II ±	3.50	7-20-41	8,508,492	9,096,141
GNMA II ±	3.50	8-20-41	3,492,676	3,733,902
GNMA Series 2002-95 Class DB	6.00	1-25-33	5,357,000	6,068,372

3

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA Series 2003-79 Class PV	5.50%	10-20-23	$2,170,644	$2,391,497

Total Agency Securities (Cost $1,577,250,718)				1,613,177,099

Asset-Backed Securities : 9.88%
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	3-17-14	1,904,391	1,905,654
Ally Auto Receivables Trust Series 2012-4 Class A2	0.48	5-15-15	17,296,000	17,313,521
Ally Master Owner Trust Series 2011-B Class A2 144A	3.74	2-15-29	2,211,000	2,362,072
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.04	2-15-17	19,261,000	19,346,806
Ally Master Owner Trust Series 2012-3 Class A1 ±	0.94	6-15-17	6,392,000	6,392,000
American Express Credit Account Series 2012-3 Class A ±	0.39	3-15-18	26,275,000	26,275,631
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A ±	0.32	9-15-15	1,317,000	1,316,805
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 ±	0.51	7-15-15	14,376,000	14,375,655
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5 ±	0.30	1-15-16	734,000	733,786
Capital One Multi-Asset Execution Trust Series 2007-A8 Class A8 ±	0.77	10-15-15	13,083,000	13,081,548
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.97	9-15-15	5,778,000	5,869,437
Citibank Omni Master Trust Series 2009-A14A Class A14 ±144A	2.99	8-15-18	15,587,000	16,340,444
Citibank Omni Master Trust Series 2009-A17 Class A17 144A	4.90	11-15-18	9,477,000	10,344,297
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10-14-22	10,826,750	11,375,265
Discover Card Master Trust Series 2012-A5 Class A5 ±	0.44	1-16-18	5,876,000	5,884,338
Ford Credit Auto Owner Trust Series 2009-D Class A3	2.17	10-15-13	274,757	274,936
Ford Credit Floorplan Master Trust Series 2012-1 Class A ±	0.71	1-15-16	15,029,000	15,077,097
Honda Auto Receivables Owner Trust Series 2009-2 Class A4	4.43	7-15-15	3,899,168	3,905,216
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02	10-17-16	4,745,000	4,841,722
Nelnet Student Loan Trust Series 2002-2 Class A4CP ±	0.48	9-25-24	3,604,016	3,590,078
Nelnet Student Loan Trust Series 2005-1 Class A5 ±	0.56	10-25-33	12,375,000	11,464,238
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.57	3-23-37	19,400,000	18,065,226
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.52	11-23-22	12,646,645	12,604,206
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.53	10-26-26	13,186,941	13,112,297
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.50	5-27-25	8,130,000	7,645,185
Nelnet Student Loan Trust Series 2007-2A Class A3l ±144A	0.82	3-25-26	21,827,000	21,169,049
Nissan Master Owner Trust Receivables Series 2012-A Class A ±	0.71	5-15-17	3,512,000	3,529,212
Santander Drive Auto Receivable Series 2012-5 Class A2	0.57	12-15-15	7,950,000	7,958,125
Santander Drive Auto Receivable Series 2012-5 Class A3	0.83	12-15-16	4,541,000	4,564,100
SLC Student Loan Trust Series 2010-1 Class A ±	1.30	11-25-42	7,787,692	7,856,290
SLM Student Loan Trust Series 2000-A Class A2 ±	0.64	10-28-28	3,902,027	3,891,532
SLM Student Loan Trust Series 2004-5 Class A4 ±	0.60	1-25-21	2,638,650	2,635,420
SLM Student Loan Trust Series 2004-6 Class A5 ±	0.62	4-27-20	6,629,200	6,610,966
SLM Student Loan Trust Series 2005-1 Class A2 ±	0.53	4-27-20	3,531,838	3,504,661
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.55	4-25-25	806,000	791,452
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.65	7-27-26	4,022,000	4,116,115
SLM Student Loan Trust Series 2005-9 Class A4 ±	0.55	1-25-23	2,825,353	2,825,567
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.45	7-25-17	3,111,810	3,105,958
SLM Student Loan Trust Series 2008-5 Class A4 ±	2.15	7-25-23	11,001,000	11,605,646
SLM Student Loan Trust Series 2008-6 Class A2 ±	1.00	10-25-17	1,431,745	1,439,736
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.64	12-15-23	13,016,609	13,109,668
SLM Student Loan Trust Series 2012-2 Class A ±	0.94	1-25-29	12,550,981	12,551,021
SLM Student Loan Trust Series 2012-3 Class A ±	0.89	12-26-25	12,946,432	12,946,474
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.64	8-15-25	12,393,697	12,483,472
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.34	12-15-21	12,330,160	12,372,550
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.34	8-15-23	10,462,262	10,480,898
SMS Student Loan Trust Series 2000-B Class A2 ±	0.65	4-28-29	4,468,046	4,430,035

Total Asset-Backed Securities (Cost $405,126,499)				407,475,407

Corporate Bonds and Notes : 17.45%

Consumer Discretionary : 1.72%

Automobiles : 0.47%
Daimler Finance North America LLC 144A	1.30	7-31-15	9,475,000	9,484,930

4

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Automobiles (continued)
Daimler Finance North America LLC 144A	1.88%	9-15-14	$9,540,000	$9,672,654

				19,157,584

Diversified Consumer Services : 0.09%
University of Pennsylvania	4.67	9-1-12	3,065,000	3,571,583

Hotels, Restaurants & Leisure : 0.19%
Wyndham Worldwide Corporation	2.95	3-1-17	2,485,000	2,504,164
Wyndham Worldwide Corporation	4.25	3-1-22	5,295,000	5,358,572

				7,862,736

Media : 0.83%
CBS Corporation	4.85	7-1-42	2,675,000	2,783,597
Comcast Corporation	4.65	7-15-42	6,765,000	7,224,587
DIRECTV Holdings LLC	2.40	3-15-17	2,015,000	2,075,021
DIRECTV Holdings LLC	3.80	3-15-22	3,070,000	3,173,477
DIRECTV Holdings LLC	5.15	3-15-42	3,095,000	3,163,300
News America Incorporated	6.15	3-1-37	2,543,000	3,090,343
News America Incorporated	6.15	2-15-41	1,914,000	2,355,231
Omnicom Group Incorporated	3.63	5-1-22	4,555,000	4,779,042
Time Warner Cable Incorporated	4.50	9-15-42	3,255,000	3,240,890
Time Warner Cable Incorporated	5.50	9-1-41	2,230,000	2,527,745

				34,413,233

Specialty Retail : 0.14%
Gap Incorporated	5.95	4-12-21	5,408,000	5,844,198

Consumer Staples : 2.14%

Beverages : 1.33%
Anheuser Busch InBev Worldwide Incorporated	0.80	7-15-15	12,880,000	12,929,858
Anheuser Busch InBev Worldwide Incorporated	1.38	7-15-17	13,435,000	13,588,213
PepsiCo Incorporated	1.25	8-13-17	16,290,000	16,318,752
PepsiCo Incorporated	2.50	5-10-16	4,450,000	4,698,185
The Coca-Cola Company	1.80	9-1-16	7,179,000	7,464,975

				54,999,983

Food & Staples Retailing : 0.10%
Wal-Mart Stores Incorporated	5.63	4-15-41	3,095,000	4,190,791

Food Products : 0.51%
Kraft Foods Incorporated 144A	5.00	6-4-42	2,445,000	2,786,178
Kraft Foods Incorporated Class A	5.38	2-10-20	4,125,000	4,960,564
Kraft Foods Incorporated Class A	6.50	2-9-40	3,235,000	4,462,262
Tyson Foods Incorporated	4.50	6-15-22	8,740,000	8,827,400

				21,036,404

Tobacco : 0.20%
Philip Morris International Incorporated	1.13	8-21-17	8,065,000	8,050,265

Energy : 1.40%

Energy Equipment & Services : 0.07%

Kinder Morgan Energy Partners LP	5.00	8-15-42	2,845,000	2,931,369

Oil, Gas & Consumable Fuels : 1.33%
DCP Midstream Operating Company	4.95	4-1-22	5,615,000	5,861,448
El Paso Pipeline Partners Operating LLC	4.10	11-15-15	4,570,000	4,822,634

5

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
El Paso Pipeline Partners Operating LLC	7.50%	11-15-40	$1,885,000	$2,452,628
Energen Corporation	4.63	9-1-21	4,960,000	5,171,871
Energy Transfer Partners LP	5.20	2-1-22	125,000	137,682
Energy Transfer Partners LP	6.50	2-1-42	3,220,000	3,659,707
Energy Transfer Partners LP	9.00	4-15-19	735,000	931,687
Kerr-McGee Corporation	6.95	7-1-24	6,765,000	8,679,035
Marathon Petroleum Corporation	6.50	3-1-41	6,016,000	7,350,902
MidAmerican Energy Holdings Company	6.50	9-15-37	1,455,000	1,988,064
ONEOK Partners LP	6.13	2-1-41	1,775,000	2,089,344
Phillips 66 144A	5.88	5-1-42	2,423,000	2,864,323
Reliance Holdings USA Company 144A	5.40	2-14-22	4,800,000	5,026,406
Western Gas Partners	4.00	7-1-22	2,361,000	2,410,982
Western Gas Partners	5.38	6-1-21	1,375,000	1,527,116

				54,973,829

Financials : 8.01%

Capital Markets : 1.01%
Goldman Sachs Group Incorporated	3.30	5-3-15	7,120,000	7,350,296
Goldman Sachs Group Incorporated	5.75	1-24-22	2,022,000	2,232,672
Goldman Sachs Group Incorporated	6.00	6-15-20	5,115,000	5,726,079
Lazard Group LLC	6.85	6-15-17	9,185,000	10,361,644
Lazard Group LLC	7.13	5-15-15	5,987,000	6,569,691
Morgan Stanley	5.50	7-28-21	9,178,000	9,415,591

				41,655,973

Commercial Banks : 0.84%
HSBC USA Incorporated	2.38	2-13-15	15,020,000	15,390,213
Inter-American Development Bank	3.20	8-7-42	3,095,000	3,077,618
Inter-American Development Bank Series EMTN	3.88	10-28-41	6,218,000	7,020,246
National Australia Bank Limited	1.60	8-7-15	6,210,000	6,259,370
US Bancorp	2.95	7-15-22	3,075,000	3,100,277

				34,847,724

Consumer Finance : 0.68%
American Express Credit Corporation	1.75	6-12-15	10,230,000	10,469,003
Ford Motor Credit Company LLC	2.75	5-15-15	9,595,000	9,719,294
Ford Motor Credit Company LLC	5.88	8-2-21	7,160,000	7,912,545

				28,100,842

Diversified Financial Services : 3.66%
Bank of America Corporation	3.88	3-22-17	3,102,000	3,268,692
Bank of America Corporation	5.70	1-24-22	1,025,000	1,159,905
Bank of America Corporation	5.88	2-7-42	2,105,000	2,392,078
Bank of America Corporation	6.00	9-1-17	5,525,000	6,229,189
Citigroup Funding Incorporated	1.88	10-22-12	9,195,000	9,217,528
Citigroup Incorporated	2.25	8-7-15	6,905,000	6,964,832
Citigroup Incorporated	2.65	3-2-15	6,935,000	7,072,230
Citigroup Incorporated	4.45	1-10-17	7,068,000	7,615,848
Citigroup Incorporated	4.50	1-14-22	10,696,000	11,312,368
Citigroup Incorporated	6.13	5-15-18	5,835,000	6,768,017
General Electric Capital Corporation	1.63	7-2-15	12,410,000	12,627,684
General Electric Capital Corporation	2.30	4-27-17	6,115,000	6,313,193
General Electric Capital Corporation	6.88	1-10-39	5,134,000	7,027,953
JPMorgan Chase & Company	2.00	8-15-17	10,190,000	10,270,022
JPMorgan Chase & Company	4.50	1-24-22	4,000,000	4,444,884
JPMorgan Chase & Company	4.65	6-1-14	6,218,000	6,614,466
JPMorgan Chase & Company	5.40	1-6-42	3,155,000	3,774,244
Murray Street Investment Trust I	4.65	3-9-17	15,235,000	15,904,197
Private Export Funding Corporation	1.45	8-15-19	9,911,000	10,055,790

6

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Private Export Funding Corporation	2.45%	7-15-24	$7,823,000	$7,879,615
Safina Limited	1.55	1-15-22	3,940,000	3,905,210

				150,817,945

Insurance : 0.92%
American International Group Incorporated	4.88	6-1-22	4,215,000	4,597,456
American International Group Incorporated	8.25	8-15-18	2,862,000	3,611,269
Berkshire Hathaway Financial Incorporated	1.60	5-15-17	6,145,000	6,295,602
Hartford Financial Services Group	6.63	4-15-42	1,425,000	1,604,335
Liberty Mutual Group Incorporated 144A	6.50	5-1-42	5,415,000	5,886,278
Markel Corporation	4.90	7-1-22	2,890,000	3,086,517
MetLife Incorporated	4.13	8-13-42	3,080,000	3,132,702
Primerica Incorporated	4.75	7-15-22	975,000	1,031,359
Prudential Covered Trust Company 144A	3.00	9-30-15	4,830,000	5,002,730
Prudential Financial Incorporated	5.63	5-12-41	1,212,000	1,349,312
WR Berkley Corporation	4.63	3-15-22	2,354,000	2,480,433

				38,077,993

REITs : 0.90%
Boston Properties LP	3.70	11-15-18	2,545,000	2,700,217
Boston Properties LP	3.85	2-1-23	5,035,000	5,270,950
DDR Corporation	4.63	7-15-22	2,865,000	2,971,097
Federal Realty Investment Trust	3.00	8-1-22	2,255,000	2,255,600
HCP Incorporated	3.15	8-1-22	1,735,000	1,694,021
HCP Incorporated	3.75	2-1-19	6,725,000	7,005,352
HCP Incorporated	5.65	12-15-13	5,780,000	6,106,032
Kilroy Realty LP	4.80	7-15-18	2,735,000	2,994,869
Kilroy Realty LP	5.00	11-3-15	1,615,000	1,755,515
Ventas Realty LP	4.00	4-30-19	2,145,000	2,280,478
WEA Finance LLC 144A	4.63	5-10-21	1,800,000	1,956,944

				36,991,075

Health Care : 1.44%

Biotechnology : 0.63%
Amgen Incorporated	5.38	5-15-43	6,190,000	7,016,724
Celgene Corporation	1.90	8-15-17	3,065,000	3,094,936
Celgene Corporation	3.25	8-15-22	8,175,000	8,221,197
Gilead Sciences Incorporated	4.50	4-1-21	3,812,000	4,364,172
Gilead Sciences Incorporated	5.65	12-1-41	2,715,000	3,461,620

				26,158,649

Health Care Equipment & Supplies : 0.11%
Boston Scientific Corporation	6.40	6-15-16	3,865,000	4,484,359

Health Care Providers & Services : 0.61%
Aristotle Holding Incorporated 144A	2.65	2-15-17	3,605,000	3,745,718
Coventry Health Care Incorporated	5.95	3-15-17	5,858,000	6,850,673
Express Scripts Holding Company 144A	2.10	2-12-15	8,355,000	8,515,967
Wellpoint Incorporated	3.13	5-15-22	4,060,000	4,047,073
Wellpoint Incorporated	4.63	5-15-42	1,885,000	1,881,539

				25,040,970

Life Sciences Tools & Services : 0.09%
Life Technologies Corporation	5.00	1-15-21	3,191,000	3,620,971

7

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 0.21%

Commercial Services & Supplies : 0.21%
ADT Corporation 144A	2.25%	7-15-17	$3,517,000	$3,576,606
ADT Corporation 144A	3.50	7-15-22	4,707,000	4,892,927

				8,469,533

Information Technology : 0.06%

Computers & Peripherals : 0.06%
Hewlett Packard Company	2.60	9-15-17	2,575,000	2,549,453

Materials : 0.12%

Chemicals : 0.12%
Dow Chemical Company	5.25	11-15-41	2,905,000	3,317,443
Dow Chemical Company	8.55	5-15-19	1,273,000	1,719,254

				5,036,697

Telecommunication Services : 0.71%

Diversified Telecommunication Services : 0.39%
AT&T Incorporated	0.88	2-13-15	4,480,000	4,517,578
AT&T Incorporated	1.60	2-15-17	6,235,000	6,393,556
AT&T Incorporated	6.40	5-15-38	2,105,000	2,785,877
CenturyLink Incorporated	7.65	3-15-42	2,195,000	2,291,330

				15,988,341

Wireless Telecommunication Services : 0.32%
American Tower Corporation	4.50	1-15-18	5,940,000	6,500,005
American Tower Corporation	5.05	9-1-20	1,734,000	1,896,706
Verizon Wireless Capital LLC	8.50	11-15-18	3,630,000	5,079,114

				13,475,825

Utilities : 1.64%

Electric Utilities : 1.24%
Ameren Corporation	2.70	9-1-22	8,175,000	8,237,056
Ameren Corporation	8.88	5-15-14	4,580,000	5,079,160
Arizona Public Service Company	4.50	4-1-42	3,376,000	3,763,798
CenterPoint Energy Houston	3.55	8-1-42	3,715,000	3,738,211
Duke Energy Corporation	1.63	8-15-17	5,085,000	5,099,924
Duke Energy Corporation	3.05	8-15-22	4,060,000	4,076,252
Duke Energy Indiana Incorporated	4.20	3-15-42	4,140,000	4,389,708
PPL Capital Funding Incorporated	4.20	6-15-22	2,405,000	2,542,629
Progress Energy Incorporated	3.15	4-1-22	3,750,000	3,814,264
Progress Energy Incorporated	4.10	5-15-42	2,430,000	2,583,243
Southern California Edison Company	4.05	3-15-42	975,000	1,062,597
Southwestern Electric Power Company	3.55	2-15-22	6,605,000	6,900,026

				51,286,868

Gas Utilities : 0.09%
Northern Natural Gas Company 144A	4.10	9-15-42	3,650,000	3,741,765

Multi-Utilities : 0.31%
CMS Energy Corporation	2.75	5-15-14	2,765,000	2,800,298
CMS Energy Corporation	5.05	3-15-22	2,880,000	3,123,420

8

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Dominion Resources Incorporated	8.88%	1-15-19	$4,885,000	$6,697,052

				12,620,770

Total Corporate Bonds and Notes (Cost $689,098,541)				719,997,728

Municipal Obligations : 0.95%

California : 0.25%
California Build America Bonds (Miscellaneous Revenue)	7.60	11-1-40	3,600,000	4,889,880
Los Angeles CA Community College District Build America Bonds (Tax Revenue) VRDN	6.75	8-1-49	3,905,000	5,570,092

				10,459,972

Illinois : 0.18%
Illinois Finance Authority (Tax Revenue)	5.37	3-1-17	2,365,000	2,624,346
Illinois Finance Authority (Tax Revenue)	5.67	3-1-18	2,140,000	2,404,333
Illinois Finance Authority (Tax Revenue)	5.88	3-1-19	2,010,000	2,249,311

				7,277,990

Nevada : 0.14%
Clark County NV Airport Authority (Airport Revenue) VRDN	6.82	7-1-45	4,060,000	5,897,637

New Jersey : 0.19%
New Jersey State Turnpike Authority (Transportation Revenue) VRDN	7.10	1-1-41	5,180,000	7,667,747

Ohio : 0.04%
Ohio State University Taxable Series A (Education Revenue) VRDN	4.80	6-1-11	1,490,000	1,695,307

Texas : 0.15%
North Texas Tollway Authority (Transportation Revenue) VRDN	6.72	1-1-49	4,669,000	6,375,053

Total Municipal Obligations (Cost $31,048,854)				39,373,706

Non-Agency Mortgage Backed Securities : 5.23%
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	6-11-35	656,696	656,709
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12-10-42	405,697	411,152
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3 ±	4.24	8-13-39	93,540	93,472
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	2-11-41	192,825	192,833
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A4	3.83	12-15-47	3,556,000	3,855,401
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.28	12-25-36	84,933	84,212
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM ±	5.39	7-15-44	3,559,000	3,886,115
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	7-16-34	5,070,000	5,068,616
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A3	3.39	5-15-45	5,843,000	6,208,637
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Class A2	2.03	8-15-45	5,156,000	5,334,547
Commercial Mortgage Pass-Through Certificate Series 2012-CR2 Series ASB	2.75	8-15-45	5,156,000	5,345,236
Commercial Mortgage Pass-Through Certificate Series 2012-LC4 Class A4	3.29	12-10-44	6,985,000	7,368,889
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	2-15-38	1,733,277	1,778,876

9

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83%	4-15-37	$5,779,000	$6,252,248
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	9-15-39	3,026,000	3,418,850
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12-15-39	17,372,000	19,595,303
DBUBS Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-44	8,745,000	9,911,364
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	4-15-34	708,528	707,509
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11-10-45	3,506,000	3,648,060
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	4-10-37	15,359,000	16,922,362
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-49	4,855,000	5,545,998
GS Mortgage Securities Corporation Series 2010-C1 Class A2 144A	4.59	8-10-43	2,324,000	2,651,612
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-51	9,205,872	10,095,058
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	4-15-35	1,766,000	1,776,492
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B ±	5.21	12-12-34	1,007,000	1,008,741
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	7-12-37	6,084	6,080
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	7-15-41	7,377,000	7,835,274
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	5-15-47	1,204,777	1,265,369
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	2-15-51	2,071,764	2,412,615
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD11 Class A4 ±	6.00	6-15-49	9,771,000	11,115,323
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDPX Class A3	5.42	1-15-49	3,214,000	3,667,814
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	8-5-32	3,928,000	4,307,044
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	6-15-43	12,202,752	13,049,990
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	8-5-32	2,025,920	2,169,013
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4 144A	4.72	2-15-46	3,137,000	3,591,344
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-CBX Class A3	3.14	6-16-45	3,944,000	4,181,220
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10-15-29	1,009,893	1,031,048
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C4 Class A3 ±	5.17	12-12-49	9,617,000	10,931,779
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	6.07	7-15-44	1,751,000	1,850,522
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	7-12-38	2,169,000	2,281,283
Morgan Stanley Bank Trust Series 2012-C5 Class A3	2.83	8-15-45	5,907,000	6,114,537
Morgan Stanley Capital I Series 2012-C4 Class A4	3.24	3-15-45	5,830,000	6,121,139
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	7-15-33	109,836	109,755
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	3-12-35	1,456,000	1,472,779
Morgan Stanley Dean Witter Capital I Series 2004-TP13 Class A3	4.39	9-13-45	547,605	552,624
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.35	2-25-47	217,457	187,702
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	2-25-40	500,885	518,659
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	2-25-41	924,958	971,926
Structured Asset Securities Corporation Series 1982 Class B ±	0.00	3-1-20	111,101	111,639
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.76	2-25-28	87,073	77,933
UBS Commercial Mortgage Trust Series 2005-C3 Class A	4.79	7-15-40	6,086,000	6,524,368
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10-15-35	119,424	120,233
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11-15-35	1,333,839	1,351,759

Total Non-Agency Mortgage Backed Securities (Cost $209,099,156)				215,749,063

10

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities : 22.37%
U.S. Treasury Bond	2.75%	8-15-42	$9,487,000	$9,636,714
U.S. Treasury Bond	3.00	5-15-42	7,513,000	8,041,254
U.S. Treasury Bond	3.13	11-15-41	24,197,000	26,578,904
U.S. Treasury Bond	3.13	2-15-42	18,882,000	20,720,049
U.S. Treasury Bond	4.25	11-15-40	11,519,000	15,385,064
U.S. Treasury Bond ##	4.38	5-15-41	14,310,000	19,504,086
U.S. Treasury Bond ##	4.50	2-15-36	22,507,000	30,771,300
U.S. Treasury Bond	6.50	11-15-26	11,029,000	17,191,454
U.S. Treasury Note	0.13	7-31-14	44,462,000	44,375,166
U.S. Treasury Note	0.25	10-31-13	79,463,000	79,506,466
U.S. Treasury Note	0.25	1-31-14	46,028,000	46,053,177
U.S. Treasury Note	0.25	5-31-14	59,949,000	59,977,116
U.S. Treasury Note	0.25	8-15-15	109,334,000	109,197,333
U.S. Treasury Note «	0.38	4-15-15	96,998,000	97,270,758
U.S. Treasury Note	0.50	7-31-17	59,037,000	58,801,797
U.S. Treasury Note	0.88	12-31-16	41,276,000	41,956,394
U.S. Treasury Note	0.88	7-31-19	18,079,000	17,944,818
U.S. Treasury Note	1.00	8-31-19	7,319,000	7,318,429
U.S. Treasury Note	1.63	8-15-22	45,479,000	45,777,433
U.S. Treasury Note	1.75	5-15-22	27,569,000	28,146,240
U.S. Treasury Note	2.38	2-28-15	44,464,000	46,794,892
U.S. Treasury Note	3.00	9-30-16	83,341,000	91,935,541

Total U.S. Treasury Securities (Cost $904,126,558)				922,884,385

Yankee Corporate Bonds and Notes : 6.19%

Consumer Discretionary : 0.36%

Media : 0.09%
Pearson Funding Four plc 144A	3.75	5-8-22	3,745,000	3,904,593

Textiles, Apparel & Luxury Goods : 0.27%
LVMH Moet Hennessy Louis 144A	1.63	6-29-17	10,845,000	10,916,219

Consumer Staples : 0.35%

Beverages : 0.25%
Pernod Ricard SA 144A	5.50	1-15-42	2,872,000	3,247,629
Pernod Ricard SA 144A	5.75	4-7-21	6,116,000	7,127,250

				10,374,879

Tobacco : 0.10%
BAT International Finance plc 144A	2.13	6-7-17	3,945,000	4,001,362

Energy : 2.01%

Oil, Gas & Consumable Fuels : 2.01%
BP Capital Markets plc	1.85	5-5-17	3,935,000	4,027,760
Canadian Oil Sands Trust Limited 144A	6.00	4-1-42	5,985,000	6,796,662
Husky Energy Incorporated	7.25	12-15-19	1,514,000	1,931,310
Nexen Incorporated	6.40	5-15-37	25,000	31,217
Petrobras International Finance Company	2.88	2-6-15	3,955,000	4,060,464
Petrobras International Finance Company	3.50	2-6-17	10,520,000	10,888,894
Petroleos Mexicanos Company	1.70	12-20-22	6,408,000	6,395,056
Petroleos Mexicanos Company	1.95	12-20-22	7,837,000	7,919,759
Petroleos Mexicanos Company	2.00	12-20-22	2,809,000	2,845,742
Petroleos Mexicanos Company 144A	6.50	6-2-41	795,000	981,825
Shell International Financial Company	1.13	8-21-17	10,200,000	10,255,100
Talisman Energy Incorporated	7.75	6-1-19	3,161,000	3,992,593
Total Capital International SA	1.55	6-28-17	12,475,000	12,677,606
Transocean Incorporated	6.38	12-15-21	6,385,000	7,696,798

11

PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)	WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Transocean Incorporated	7.35%	12-15-41	$1,881,000	$2,536,376

				83,037,162

Financials : 2.20%

Commercial Banks : 1.90%
Commonwealth Bank of Australia	1.95	3-16-15	9,660,000	9,834,266
Experian Finance plc 144A	2.38	6-15-17	7,015,000	7,091,625
HSBC Holdings plc	4.00	3-30-22	4,495,000	4,822,609
HSBC Holdings plc	6.80	6-1-38	3,306,000	4,042,802
Lloyds TSB Bank plc	4.20	3-28-17	3,540,000	3,755,062
NIBC Bank NV 144A	2.80	12-2-14	5,315,000	5,525,389
Nordea Bank AB 144A	2.25	3-20-15	8,460,000	8,593,668
Nordea Bank AB 144A	3.13	3-20-17	1,180,000	1,226,530
Nordea Bank AB 144A	4.88	5-13-21	3,315,000	3,530,150
Rabobank Nederland NV	3.88	2-8-22	4,250,000	4,429,346
Svenska Handelsbanken AB	2.88	4-4-17	10,125,000	10,546,544
Swedish Export Credit Corporation	1.75	5-30-17	3,895,000	3,967,988
Westpac Banking Corporation 144A	1.38	7-17-15	10,775,000	10,877,363

				78,243,342

Real Estate Management & Development : 0.05%
Goodman Funding Proprietary Limited 144A	6.00	3-22-22	2,080,000	2,179,491

Thrifts & Mortgage Finance : 0.25%
Achmea Hypotheekbank NV 144A	3.20	11-3-14	9,778,000	10,237,664

Health Care : 0.19%

Pharmaceuticals : 0.19%
GlaxoSmithKline Capital plc	1.50	5-8-17	7,695,000	7,851,385

Materials : 0.23%

Metals & Mining : 0.23%
Barrick Gold Corporation	3.85	4-1-22	5,300,000	5,505,200
Teck Resources Limited	6.25	7-15-41	2,405,000	2,661,989
Vale Overseas Limited	4.38	1-11-22	1,287,000	1,319,927

				9,487,116

Telecommunication Services : 0.77%

Diversified Telecommunication Services : 0.37%
Deutsche Telekom International 144A	2.25	3-6-17	5,520,000	5,643,030
Hutchinson Whampoa International Limited 144A	3.50	1-13-17	1,475,000	1,564,677
Hutchinson Whampoa International Limited 144A	4.63	1-13-22	4,710,000	5,096,912
Nippon Telegraph & Telephone Company	1.40	7-18-17	2,955,000	2,988,031

				15,292,650

Wireless Telecommunication Services : 0.40%
America Movil SAB de CV	2.38	9-8-16	2,935,000	3,048,071
America Movil SAB de CV	3.13	7-16-22	10,445,000	10,714,638
Telefonica Moviles Chile SA 144A	2.88	11-9-15	3,003,000	3,007,189

				16,769,898

12

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO	PORTFOLIO OF INVESTMENTS — August 31, 2012 (UNAUDITED)

Security name		Interest rate	Maturity date	Principal	Value
Utilities : 0.08%

Electric Utilities : 0.03%
Comision Federal de Electricidad 144A		5.75%	2-14-42	$915,000	$1,027,088

Gas Utilities : 0.05%
Korea Gas Corporation 144A		2.25	7-25-17	2,185,000	2,186,689

Total Yankee Corporate Bonds and Notes (Cost $247,355,442)					255,509,538

Yankee Government Bonds : 1.11%
Japan Bank for International Cooperation				10,425,000	10,463,489
Province of Manitoba				3,895,000	3,993,251
Province of Manitoba				4,115,000	4,169,709
Province of Ontario				2,135,000	2,183,255
Slovak Republic 144A				11,615,000	12,039,644
Tunisia				6,915,000	6,897,692
United Mexican States				5,001,000	6,038,708

Total Yankee Government Bonds (Cost $44,470,412)					45,785,748

Other : 0.02%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				3,502,930	945,791

Total Other (Cost $397,929)					945,791

Short-Term Investments : 5.78%

			Yield	Shares
Investment Companies : 5.78%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)			0.16	230,761,689	230,761,689
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)			0.19	7,802,871	7,802,871

Total Short-Term Investments (Cost $238,564,560)					238,564,560

Total investments in securities (Cost $4,346,538,669)*	108.08%				4,459,463,025

Other assets and liabilities, net	(8.08)				(333,219,172)

Total net assets	100.00%				$4,126,243,853

%%	Security issued on a when-issued basis.
±	Variable rate investment
##	All or a portion of this security has been segregated for when-issued and delayed delivery securities.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
VRDN	Variable rate demand note which is subject to a demand feature that reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $0 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$118,660,450
Gross unrealized depreciation	(1,420,057)

Net unrealized appreciation	$117,240,393

13

WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS – AUGUST 31, 2012 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Total Return Bond Portfolio (the “Portfolio”).

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end mutual funds are valued at net asset value. Non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Credit default swaps

The Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

The Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3– significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2012, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

	Quoted Prices	Significant Other Observable Inputs	Significant Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Agency securities	$0	$1,613,177,099	$0	$1,613,177,099
Asset-backed securities	0	407,475,407	0	407,475,407
Corporate bonds and notes	0	719,997,728	0	719,997,728
Municipal obligations	0	39,373,706	0	39,373,706
Non-agency mortgage backed securities	0	215,749,063	0	215,749,063
U.S. Treasury securities	922,884,385	0	0	922,884,385
Yankee corporate bonds and notes	0	255,509,538	0	255,509,538
Yankee government bonds	0	45,785,748	0	45,785,748
Other	0	0	945,791	945,791
Short-term investments
Investment companies	230,761,689	7,802,871	0	238,564,560

	$1,153,646,074	$3,304,871,160	$945,791	$4,459,463,025

As of August 31, 2012, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Credit default swap contracts	$0	$240,497	$0	$240,497

+	The value of swap contracts consists of unrealized gains or losses and premiums paid/received on swap contracts.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2012, the Portfolio did not have any transfers into/out of Level 1 and Level 2.

Derivative transactions

The Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At August 31, 2012, the Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration date	Counterparty	Reference debt obligation	Rating of reference debt obligation*	Notional amount	Fixed payments made	Value	Upfront premiums paid/ (received)	Unrealized gains (losses)
12-20-16	Citibank	Prudential Financial Incorporated, 4.50%, 7-15-13	A	$5,000,000	1.00%	$187,242	$303,688	$(116,446)

6-20-17	Citibank	Kraft Foods Incorporated, 6.50%, 8-11-17	BBB-	5,000,000	1.00%	(136,181)	(120,348)	(15,833)

Credit default swaps on debt obligations– Sell protection

Expiration date	Counterparty	Reference debt obligation	Rating of reference debt obligation*	Notional amount	Fixed payments received	Value	Upfront premiums paid/ (received)	Unrealized gains (losses)
3-20-17	Citibank	Coca-Cola Company, 5.35%, 11-15-17	AA-	$10,000,000	1.00%	$235,954	$219,807	$16,147

Credit default swaps on an index – Buy protection

Expiration date	Counterparty	Reference index	Notional amount	Fixed payments made	Value	Upfront premiums paid/ (received)	Unrealized gains (losses)
12-20-16	Barclays	Markit CDX North America Investment Grade 17 Index	$5,000,000	1.00%	$(15,506)	$41,957	$(57,463)

12-20-16	Barclays	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00%	(15,506)	83,808	(99,314)

12-20-16	Citibank	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00%	(15,506)	79,911	(95,417)

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

The Portfolio had an average notional balance on credit default swaps of $42,500,000 during the three months ended August 31, 2012.

Certain of the Portfolio’s derivative transactions may contain provisions for early termination in the event the net assets of the Portfolio declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On August 31, 2012, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $182,699.

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation—Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FGLMC—Federal Government Loan Mortgage Company

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity Agreement

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPA — Standby Purchase Agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate Trading of Registered Interest and Principal

Securities

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 26, 2012

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date: October 26, 2012